UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-22696

Victory Portfolios II
 (Exact name of registrant as specified in charter)

4900 Tiedeman Road, 4th Floor
Brooklyn, OH 44144
(Address of principal executive offices) (Zip code)

Christopher K. Dyer
4900 Tiedeman Road
Brooklyn, OH 44144
 (Name and address of agent for service)

(216) 898-2411
Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period: March 31, 2016

Item 1. Schedule of Investments.

Victory CEMP US 500 Volatility Wtd Index ETF
Schedule of Investments
March 31, 2016 (Unaudited)

Shares	Security Description	Value
COMMON STOCKS - 99.8%
Aerospace & Defense - 3.1%
1,335	B/E Aerospace, Inc.	$61,570
637	General Dynamics Corporation	83,683
702	Honeywell International, Inc.	78,659
589	Huntington Ingalls Industries, Inc.	80,658
442	Lockheed Martin Corporation	97,903
415	Northrop Grumman Corporation	82,128
631	Raytheon Company	77,380
1,018	Rockwell Collins, Inc.	93,870
1,103	Spirit AeroSystems Holdings, Inc. (a)	50,032
2,534	Textron, Inc.	92,390
492	The Boeing Company	62,454
336	TransDigm Group, Inc. (a)	74,034
778	United Technologies Corporation	77,878
		1,012,639
Air Freight & Logistics - 0.6%
556	CH Robinson Worldwide, Inc.	41,272
1,550	Expeditors International of Washington, Inc.	75,655
916	United Parcel Service, Inc.	96,611
		213,538
Airlines - 1.2%
871	Alaska Air Group, Inc.	71,440
1,174	American Airlines Group, Inc.	48,146
1,187	Delta Air Lines, Inc.	57,783
4,577	JetBlue Airways Corporation (a)	96,666
1,293	Southwest Airlines Company	57,926
848	United Continental Holdings, Inc. (a)	50,761
		382,722
Auto Components - 1.0%
2,664	BorgWarner, Inc.	102,298
5,475	Gentex Corporation	85,903
1,717	Johnson Controls, Inc.	66,911
606	Lear Corporation	67,369
		322,481
Automobiles - 0.6%
4,878	Ford Motor Company	65,853
2,049	General Motors Company	64,400
1,571	Harley-Davidson, Inc.	80,640
		210,893
Banks - 4.1%
4,001	Bank of America Corporation	54,094
2,031	BB&T Corporation	67,571
1,594	CIT Group, Inc.	49,462
1,286	Citigroup, Inc.	53,690
2,676	Citizens Financial Group, Inc.	56,062
2,131	Comerica, Inc.	80,701
1,501	Commerce Bancshares, Inc.	67,470
1,999	East West Bancorp, Inc.	64,928
4,850	Fifth Third Bancorp	80,947
892	First Republic Bank	59,443
7,240	Huntington Bancshares, Inc.	69,070
1,050	JPMorgan Chase & Company	62,181
3,774	KeyCorporation	41,665
577	M&T Bank Corporation	64,047
3,296	People’s United Financial, Inc.	52,505
823	PNC Financial Services Group, Inc.	69,601
9,534	Regions Financial Corporation	74,842
468	Signature Bank (a)	63,704
1,655	SunTrust Banks, Inc.	59,712
211	SVB Financial Group (a)	21,533
1,733	U.S. Bancorp	70,342
1,451	Wells Fargo & Company	70,170
		1,353,740
Beverages - 1.9%
875	Brown-Forman Corporation	86,161
975	Coca-Cola Enterprises, Inc.	49,472
524	Constellation Brands, Inc.	79,171
941	Dr Pepper Snapple Group, Inc.	84,144
647	Molson Coors Brewing Company	62,229
411	Monster Beverage Corporation (a)	54,819
1,055	PepsiCo, Inc.	108,116
2,567	The Coca-Cola Company	119,083
		643,195
Biotechnology - 0.7%
389	Amgen, Inc.	58,323
1,127	Baxalta, Inc.	45,531
145	Biogen, Inc. (a)	37,746
653	Gilead Sciences, Inc.	59,984
120	Regeneron Pharmaceuticals, Inc. (a)	43,253
		244,837
Building Products - 1.1%
1,082	AO Smith Corporation	82,567
1,062	Fortune Brands Home & Security, Inc.	59,515
538	Lennox International, Inc.	72,732
2,087	Masco Corporation	65,636
1,527	Owens Corning	72,197
		352,647
Capital Markets - 2.7%
395	Affiliated Managers Group, Inc. (a)	64,148
673	Ameriprise Financial, Inc.	63,269
185	BlackRock, Inc.	63,005
1,828	Charles Schwab Corporation	51,221
1,682	Franklin Resources, Inc.	65,682
1,480	Invesco Ltd.	45,540
2,095	Morgan Stanley	52,396
309	Northern Trust Corporation	20,137
1,695	Raymond James Financial, Inc.	80,699
1,386	SEI Investments Company	59,667
961	State Street Corporation	56,238
1,013	T. Rowe Price Group, Inc.	74,415
1,844	TD Ameritrade Holding Corporation	58,141
1,689	The Bank of New York Mellon Corporation	62,206
414	The Goldman Sachs Group, Inc.	64,990
		881,754
Chemicals - 3.5%
511	Air Products & Chemicals, Inc.	73,610
480	Airgas, Inc.	67,987
1,457	Albemarle Corporation	93,146
1,775	CF Industries Holdings, Inc.	55,629
991	Eastman Chemical Company	71,580
637	Ecolab, Inc.	71,038
307	International Flavors & Fragrances, Inc.	34,927
592	LyondellBasell Industries NV	50,663
139	NewMarket Corporation	55,080
665	PPG Industries, Inc.	74,141
756	Praxair, Inc.	86,524
1,011	The Dow Chemical Company	51,419
1,867	The Mosaic Company	50,409
227	The Sherwin-Williams Company	64,620
742	The Valspar Corporation	79,409
1,186	W.R. Grace & Company (a)	84,420
1,670	Westlake Chemical Corporation	77,321
		1,141,923
Commercial Services & Supplies - 1.6%
1,879	ADT Corporation	77,528
420	Cintas Corporation	37,720
1,584	Copart, Inc. (a)	64,580
1,526	KAR Auction Services, Inc.	58,202
2,160	Republic Services, Inc.	102,924
2,771	Rollins, Inc.	75,149
452	Stericycle, Inc. (a)	57,038
1,917	Tyco International PLC	70,373
		543,514
Communications Equipment - 1.4%
856	Arista Networks, Inc. (a)	54,014
3,665	ARRIS International, Inc. (a)	84,002
2,302	Cisco Systems, Inc.	65,538
1,527	EchoStar Corporation (a)	67,631
599	F5 Networks, Inc. (a)	63,404
2,385	Juniper Networks, Inc.	60,841
879	Motorola Solutions, Inc.	66,540
		461,970
Construction & Engineering - 0.2%
1,200	Jacobs Engineering Group, Inc. (a)	52,260
Construction Materials - 0.2%
328	Martin Marietta Materials, Inc.	52,319
Consumer Finance - 0.8%
1,110	American Express Company	68,154
760	Capital One Financial Corporation	52,675
1,378	Discover Financial Services	70,168
2,236	Synchrony Financial (a)	64,084
		255,081
Containers & Packaging - 1.4%
1,026	AptarGroup, Inc.	80,449
567	Avery Dennison Corporation	40,886
568	Ball Corporation	40,493
969	Bemis Company, Inc.	50,175
1,144	Crown Holdings, Inc. (a)	56,731
1,237	Packaging Corporation of America	74,715
1,345	Sealed Air Corporation	64,573
1,141	Sonoco Products Company	55,418
		463,440
Distributors - 0.4%
887	Genuine Parts Company	88,132
1,699	LKQ Corporation (a)	54,249
		142,381
Diversified Consumer Services - 0.3%
1,745	Service Corporation International	43,067
1,716	ServiceMaster Global Holdings, Inc. (a)	64,659
		107,726
Diversified Financial Services - 2.1%
681	Berkshire Hathaway, Inc. (a)	96,620
916	CBOE Holdings, Inc.	59,842
721	CME Group, Inc.	69,252
431	FactSet Research Systems, Inc.	65,309
285	Intercontinental Exchange, Inc.	67,015
417	MarketAxess Holdings, Inc.	52,054
645	McGraw Hill Financial, Inc.	63,842
699	Moody’s Corporation	67,496
872	MSCI, Inc.	64,598
1,326	Nasdaq, Inc.	88,020
		694,048
Diversified Telecommunication Services - 0.8%
2,811	AT&T, Inc.	110,107
1,635	CenturyLink, Inc.	52,254
1,835	Verizon Communications, Inc.	99,237
		261,598
Electric Utilities - 3.3%
1,306	American Electric Power Company, Inc.	86,718
1,087	Duke Energy Corporation	87,699
1,480	Eversource Energy	86,343
4,442	Exelon Corporation	159,290
2,516	Great Plains Energy, Inc.	81,141
1,793	ITC Holdings Corporation	78,121
790	NextEra Energy, Inc.	93,489
2,741	OGE Energy Corporation	78,475
1,190	Pinnacle West Capital Corporation	89,333
1,969	Southern Company	101,856
1,201	Westar Energy, Inc.	59,582
2,336	Xcel Energy, Inc.	97,692
		1,099,739
Electrical Equipment - 1.5%
219	Acuity Brands, Inc.	47,773
1,895	AMETEK, Inc.	94,712
1,087	Eaton Corporation PLC	68,003
1,421	Emerson Electric Company	77,274
779	Hubbell, Inc.	82,519
571	Rockwell Automation, Inc.	64,951
1,959	Sensata Technologies Holding NV (a)	76,088
		511,320
Electronic Equipment, Instruments & Components - 2.1%
1,223	Amphenol Corporation	70,714
787	Arrow Electronics, Inc. (a)	50,691
1,408	Avnet, Inc.	62,374
1,713	CDW Corporation	71,090
3,214	Corning, Inc.	67,140
4,657	Flextronics International Ltd. (a)	56,163
2,238	FLIR Systems, Inc.	73,742
870	IPG Photonics Corporation (a)	83,590
3,494	Keysight Technologies, Inc. (a)	96,924
2,993	Trimble Navigation Ltd. (a)	74,226
		706,654
Energy Equipment & Services - 0.4%
1,100	Cameron International Corporation (a)	73,755
2,210	FMC Technologies, Inc. (a)	60,466
		134,221
Food & Staples Retailing - 2.1%
516	Casey’s General Stores, Inc.	58,473
564	Costco Wholesale Corporation	88,875
750	CVS Health Corporation	77,797
8,006	Rite Aid Corporation (a)	65,249
2,034	Sprouts Farmers Market, Inc. (a)	59,067
1,841	Sysco Corporation	86,030
1,796	The Kroger Company	68,697
687	Walgreens Boots Alliance, Inc.	57,873
1,087	Wal-Mart Stores, Inc.	74,449
1,405	Whole Foods Market, Inc.	43,710
		680,220
Food Products - 2.6%
1,566	Archer-Daniels-Midland Company	56,861
1,723	Bunge Ltd.	97,642
1,430	Campbell Soup Company	91,220
1,547	General Mills, Inc.	98,002
1,745	Hormel Foods Corporation	75,454
257	Ingredion, Inc.	27,445
634	McCormick & Company, Inc.	63,070
874	Mead Johnson Nutrition Company	74,264
2,242	Pilgrim’s Pride Corporation (a)	56,947
617	Pinnacle Foods, Inc.	27,568
1,501	The WhiteWave Foods Company (a)	61,001
723	TreeHouse Foods, Inc. (a)	62,720
816	Tyson Foods, Inc.	54,395
		846,589
Gas Utilities - 0.5%
1,066	AGL Resources, Inc.	69,439
676	Atmos Energy Corporation	50,200
1,891	Questar Corporation	46,897
		166,536
Health Care Equipment & Supplies - 2.9%
1,590	Abbott Laboratories	66,510
827	Align Technology, Inc. (a)	60,115
571	Becton, Dickinson and Company	86,689
958	Dentsply Sirona, Inc.	59,041
661	Edwards Lifesciences Corporation (a)	58,307
1,431	Hologic, Inc. (a)	49,369
797	IDEXX Laboratories, Inc. (a)	62,421
127	Intuitive Surgical, Inc. (a)	76,333
883	ResMed, Inc.	51,055
1,204	St. Jude Medical, Inc.	66,220
786	Stryker Corporation	84,330
402	Teleflex, Inc.	63,118
277	The Cooper Companies, Inc.	42,650
731	Varian Medical Systems, Inc. (a)	58,495
1,033	West Pharmaceutical Services Inc.	71,608
		956,261
Health Care Providers & Services - 3.6%
1,309	Acadia Healthcare Company, Inc. (a)	72,139
464	Aetna, Inc.	52,130
450	Anthem, Inc.	62,545
862	Cardinal Health, Inc.	70,641
1,721	Centene Corporation (a)	105,989
448	Cigna Corporation	61,483
2,941	Envision Healthcare Holdings, Inc. (a)	59,996
1,072	Express Scripts Holdings Company (a)	73,636
714	HCA Holdings, Inc. (a)	55,728
295	Henry Schein, Inc. (a)	50,926
359	Humana, Inc.	65,679
576	Laboratory Corporation of America Holdings (a)	67,467
379	McKesson Corporation	59,598
717	MEDNAX, Inc. (a)	46,332
1,456	Patterson Companies, Inc.	67,748
568	Quest Diagnostics, Inc.	40,584
528	UnitedHealth Group, Inc.	68,059
443	Universal Health Services, Inc.	55,251
1,104	VCA, Inc. (a)	63,690
		1,199,621
Health Care Technology - 0.4%
1,137	Cerner Corporation (a)	60,215
3,047	IMS Health Holdings, Inc. (a)	80,898
		141,113
Hotels, Restaurants & Leisure - 2.9%
1,815	Aramark	60,113
1,217	Carnival Corporation	64,221
95	Chipotle Mexican Grill, Inc. (a)	44,742
1,015	Darden Restaurants, Inc.	67,295
462	Domino’s Pizza, Inc.	60,919
2,602	Hilton Worldwide Holdings, Inc.	58,597
1,422	Hyatt Hotels Corporation (a)	70,375
825	Las Vegas Sands Corporation	42,636
843	Marriott International, Inc.	60,005
724	McDonald’s Corporation	90,992
187	Panera Bread Company (a)	38,303
619	Royal Caribbean Cruises Ltd.	50,851
1,166	Starbucks Corporation	69,610
807	Starwood Hotels & Resorts Worldwide, Inc.	67,328
833	Wyndham Worldwide Corporation	63,666
592	Yum! Brands, Inc.	48,455
		958,108
Household Durables - 1.9%
2,235	D.R. Horton, Inc.	67,564
707	Harman International Industries, Inc.	62,951
1,276	Leggett & Platt, Inc.	61,758
1,105	Lennar Corporation	53,438
393	Mohawk Industries, Inc. (a)	75,024
1,319	Newell Rubbermaid, Inc.	58,419
32	NVR, Inc. (a)	55,437
3,824	PulteGroup, Inc.	71,547
2,142	Toll Brothers, Inc. (a)	63,210
401	Whirlpool Corporation	72,316
		641,664
Household Products - 1.1%
975	Church & Dwight Company, Inc.	89,876
1,166	Procter & Gamble Company	95,973
850	Spectrum Brands Holdings, Inc.	92,888
732	The Clorox Company	92,276
		371,013
Industrial Conglomerates - 1.1%
510	3M Company	84,981
1,066	Carlisle Companies, Inc.	106,067
986	Danaher Corporation	93,532
431	Roper Technologies, Inc.	78,774
		363,354
Insurance - 4.4%
1,335	Aflac, Inc.	84,292
90	Alleghany Corporation (a)	44,658
750	American Financial Group, Inc.	52,777
2,161	AmTrust Financial Services, Inc.	55,927
1,096	Arthur J Gallagher & Company	48,750
2,125	Brown & Brown, Inc.	76,075
984	Cincinnati Financial Corporation	64,314
578	Erie Indemnity Company	53,748
1,458	Hartford Financial Services Group, Inc.	67,185
1,450	Lincoln National Corporation	56,840
58	Markel Corporation (a)	51,711
1,509	Marsh & McLennan Companies, Inc.	91,732
1,401	MetLife, Inc.	61,560
2,113	Old Republic International Corporation	38,626
738	Principal Financial Group, Inc.	29,114
2,643	Progressive Corporation	92,875
761	Prudential Financial, Inc.	54,959
552	Reinsurance Group of America, Inc.	53,130
1,168	The Allstate Corporation	78,688
834	The Travelers Companies, Inc.	97,336
886	Torchmark Corporation	47,986
1,663	Unum Group	51,420
1,628	W.R. Berkley Corporation	91,494
		1,445,197
Internet & Catalog Retail - 0.5%
326	Netflix, Inc. (a)	33,327
39	The Priceline Group, Inc. (a)	50,269
1,032	TripAdvisor, Inc. (a)	68,628
		152,224
Internet Software & Services - 0.8%
795	Akamai Technologies, Inc. (a)	44,178
74	Alphabet, Inc. (a)	56,455
2,179	eBay, Inc. (a)	51,991
459	Facebook, Inc. (a)	52,372
613	VeriSign, Inc. (a)	54,275
		259,271
IT Services - 4.3%
160	Alliance Data Systems Corporation (a)	35,200
1,339	Amdocs Ltd.	80,902
915	Automatic Data Processing, Inc.	82,085
2,569	Booz Allen Hamilton Holding Corporation	77,789
523	Broadridge Financial Solutions, Inc.	31,019
1,001	Cognizant Technology Solutions Corporation (a)	62,763
948	Fidelity National Information Services, Inc.	60,018
803	Fiserv, Inc. (a)	82,372
673	FleetCor Technologies, Inc. (a)	100,109
716	Gartner, Inc. (a)	63,975
1,605	Genpact Ltd. (a)	43,640
1,042	Global Payments, Inc.	68,043
507	International Business Machines Corporation	76,785
599	Jack Henry & Associates, Inc.	50,657
800	MasterCard, Inc.	75,600
1,615	Paychex, Inc.	87,226
2,373	Sabre Corporation	68,627
2,781	The Western Union Company	53,646
1,543	Total System Services, Inc.	73,416
1,396	Vantiv, Inc. (a)	75,216
928	Visa, Inc.	70,973
		1,420,061
Leisure Products - 0.4%
760	Hasbro, Inc.	60,876
732	Polaris Industries, Inc.	72,087
		132,963
Life Sciences Tools & Services - 1.3%
1,818	Agilent Technologies, Inc.	72,447
1,463	Bruker Corporation	40,964
254	Illumina, Inc. (a)	41,176
111	Mettler-Toledo International, Inc. (a)	38,269
1,224	PerkinElmer, Inc.	60,539
719	Quintiles Transnational Holdings, Inc. (a)	46,807
505	Thermo Fisher Scientific, Inc.	71,503
449	Waters Corporation (a)	59,232
		430,937
Machinery - 4.0%
1,090	AGCO Corporation	54,173
3,288	Allison Transmission Holdings, Inc.	88,710
579	Cummins, Inc.	63,655
761	Deere & Company	58,589
805	Dover Corporation	51,786
1,241	Flowserve Corporation	55,113
889	Graco, Inc.	74,640
602	IDEX Corporation	49,894
820	Illinois Tool Works, Inc.	84,001
1,160	Ingersoll-Rand PLC	71,932
584	Middleby Corporation (a)	62,354
396	Nordson Corporation	30,112
1,213	PACCAR, Inc.	66,339
630	Parker-Hannifin Corporation	69,980
444	Snap-on, Inc.	69,704
755	Stanley Black & Decker, Inc.	79,433
701	The Toro Company	60,370
703	WABCO Holdings, Inc. (a)	75,165
894	Wabtec Corporation	70,885
1,678	Xylem, Inc.	68,630
		1,305,465
Media - 2.5%
845	AMC Networks, Inc. (a)	54,874
1,642	Cablevision Systems Corporation	54,186
1,124	CBS Corporation	61,921
1,246	Comcast Corporation	76,106
1,742	Discovery Communications, Inc. (a)	49,873
1,061	Omnicom Group, Inc.	88,307
589	Scripps Networks Interactive, Inc.	38,580
21,293	Sirius XM Holdings, Inc. (a)	84,107
1,633	TEGNA, Inc.	38,310
673	The Walt Disney Company	66,836
463	Time Warner Cable, Inc.	94,739
861	Time Warner, Inc.	62,466
2,267	Twenty-First Century Fox, Inc.	63,204
		833,509
Metals & Mining - 0.2%
719	Reliance Steel & Aluminum Company	49,748
Multiline Retail - 1.0%
929	Dollar General Corporation	79,523
979	Kohl’s Corporation	45,631
1,493	Macy’s, Inc.	65,826
1,092	Nordstrom, Inc.	62,473
896	Target Corporation	73,723
		327,176
Multi-Utilities - 2.9%
780	Alliant Energy Corporation	57,938
1,149	Ameren Corporation	57,565
1,363	CMS Energy Corporation	57,846
1,272	Consolidated Edison, Inc.	97,461
1,385	Dominion Resources, Inc.	104,041
1,006	DTE Energy Company	91,204
1,470	PG&E Corporation	87,788
1,796	Public Service Enterprise Group, Inc.	84,663
551	SCANA Corporation	38,653
828	Sempra Energy	86,153
3,328	TECO Energy, Inc.	91,620
1,507	WEC Energy Group, Inc.	90,526
		945,458
Oil, Gas & Consumable Fuels - 1.6%
3,525	Columbia Pipeline Group, Inc.	88,477
760	Exxon Mobil Corporation	63,528
1,041	Marathon Petroleum Corporation	38,704
2,710	ONEOK, Inc.	80,921
652	Phillips 66	56,457
8,003	Plains GP Holdings LP	69,546
1,696	Targa Resources Corporation	50,643
570	Tesoro Corporation	49,026
680	Valero Energy Corporation	43,615
		540,917
Paper & Forest Products - 0.2%
1,489	International Paper Company	61,109
Personal Products - 0.6%
1,478	Coty, Inc	41,133
745	Estee Lauder Companies, Inc.	70,261
1,531	Herbalife Ltd. (a)	94,248
		205,642
Pharmaceuticals - 1.4%
824	AbbVie, Inc.	47,067
762	Eli Lilly and Company	54,871
890	Johnson & Johnson	96,298
1,213	Mallinckrodt PLC (a)	74,333
1,393	Merck & Company, Inc.	73,704
769	Mylan NV (a)	35,643
2,582	Pfizer, Inc.	76,530
		458,446
Professional Services - 1.0%
426	Equifax, Inc.	48,688
436	IHS, Inc. (a)	54,134
556	ManpowerGroup, Inc.	45,269
1,352	Nielsen Holdings PLC	71,196
667	Robert Half International, Inc.	31,069
873	Verisk Analytics, Inc. (a)	69,770
		320,126
Real Estate Management & Development - 0.4%
2,555	CBRE Group, Inc. (a)	73,635
448	Jones Lang LaSalle, Inc.	52,559
		126,194
Road & Rail - 1.4%
200	AMERCO	71,462
2,217	CSX Corporation	57,088
687	JB Hunt Transport Services, Inc.	57,873
574	Kansas City Southern	49,048
723	Norfolk Southern Corporation	60,190
1,357	Old Dominion Freight Line, Inc. (a)	94,474
769	Union Pacific Corporation	61,174
		451,309
Semiconductors & Semiconductor Equipment - 2.4%
925	Analog Devices, Inc.	54,751
2,963	Applied Materials, Inc.	62,756
2,097	Intel Corporation	67,838
731	KLA-Tencor Corporation	53,224
742	Lam Research Corporation	61,289
1,108	Linear Technology Corporation	49,373
1,832	Microchip Technology, Inc.	88,302
6,201	Micron Technology, Inc. (a)	64,924
1,407	NVIDIA Corporation	50,131
858	QUALCOMM, Inc.	43,878
955	Skyworks Solutions, Inc.	74,395
1,068	Texas Instruments, Inc.	61,325
1,584	Xilinx, Inc.	75,129
		807,315
Software - 2.8%
1,590	Activision Blizzard, Inc.	53,806
687	Adobe Systems, Inc. (a)	64,441
878	ANSYS, Inc. (a)	78,546
2,121	CA, Inc.	65,306
2,719	Cadence Design Systems, Inc. (a)	64,114
1,478	CDK Global, Inc.	68,801
1,013	Citrix Systems, Inc. (a)	79,601
1,933	Oracle Corporation	79,079
787	Red Hat, Inc. (a)	58,639
2,137	Symantec Corporation	39,278
1,782	Synopsys, Inc. (a)	86,320
662	Tyler Technologies, Inc. (a)	85,140
341	Ultimate Software Group, Inc. (a)	65,983
862	VMware, Inc. (a)	45,091
		934,145
Specialty Retail - 4.7%
298	Advance Auto Parts, Inc.	47,781
1,516	AutoNation, Inc. (a)	70,767
101	AutoZone, Inc. (a)	80,466
1,009	Bed Bath & Beyond, Inc. (a)	50,087
1,624	Best Buy Company, Inc.	52,682
1,219	Burlington Stores, Inc. (a)	68,557
1,167	CarMax, Inc. (a)	59,634
809	Dick’s Sporting Goods, Inc.	37,821
1,199	Foot Locker, Inc.	77,335
746	L Brands, Inc.	65,506
1,010	Lowe’s Companies, Inc.	76,507
3,458	Michaels Companies, Inc. (a)	96,720
263	O’Reilly Automotive, Inc. (a)	71,973
998	Ross Stores, Inc.	57,784
2,777	Sally Beauty Holdings, Inc. (a)	89,919
455	Signet Jewelers Ltd.	56,434
1,866	The Gap, Inc.	54,860
606	The Home Depot, Inc.	80,859
917	The TJX Companies, Inc.	71,847
1,125	Tiffany & Company	82,552
995	Tractor Supply Company	90,008
340	Ulta Salon, Cosmetics & Fragrances, Inc. (a)	65,872
570	Williams-Sonoma, Inc.	31,202
		1,537,173
Technology Hardware, Storage & Peripherals - 1.0%
571	Apple, Inc.	62,233
2,534	EMC Corporation	67,531
3,728	HP, Inc.	45,929
517	SanDisk Corporation	39,333
1,980	Seagate Technology PLC	68,211
1,198	Western Digital Corporation	56,594
		339,831
Textiles, Apparel & Luxury Goods - 1.7%
642	Carter’s, Inc.	67,654
1,277	Coach, Inc.	51,195
2,467	Hanesbrands, Inc.	69,915
1,084	NIKE, Inc.	66,633
671	PVH Corporation	66,469
899	Ralph Lauren Corporation	86,538
1,736	Skechers U.S.A., Inc. (a)	52,861
483	Under Armour, Inc. (a)	40,973
856	VF Corporation	55,435
		557,673
Thrifts & Mortgage Finance - 0.2%
3,132	TFS Financial Corporation	54,403
Tobacco - 0.8%
1,440	Altria Group, Inc.	90,230
1,026	Philip Morris International, Inc.	100,661
1,542	Reynolds American, Inc.	77,578
		268,469
Trading Companies & Distributors - 0.9%
1,290	Fastenal Company	63,210
552	MSC Industrial Direct Company, Inc.	42,123
344	United Rentals, Inc. (a)	21,394
377	W.W. Grainger, Inc.	88,003
635	Watsco, Inc.	85,560
		300,290
Water Utilities - 0.3%
787	American Water Works Company, Inc.	54,248
1,568	Aqua America, Inc.	49,894
		104,142
TOTAL COMMON STOCKS (Cost $32,708,972)		32,940,312

SHORT-TERM INVESTMENTS - 0.1%
Money Market Fund - 0.1%
29,203	Short-Term Investments Trust - Liquid Assets Portfolio - Institutional Class, 0.45% (b)	29,203
TOTAL SHORT-TERM INVESTMENTS - (Cost $29,203)		29,203
TOTAL INVESTMENTS - 99.9% (Cost $32,738,175)		32,969,515
Other Assets in Excess of Liabilities - 0.1%		29,533
NET ASSETS - 100.0%		$32,999,048

a)	Non-income producing security.
b)	Annualized seven-day yield as of March 31, 2016.

The cost basis of investments for federal income tax purposes at March 31, 2016 was as follows*:
Cost of investments	$32,738,175
Gross unrealized appreciation	1,077,894
Gross unrealized depreciation	(846,554)
Net unrealized appreciation	$231,340

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”).  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund  Services, LLC.

Victory CEMP US Discovery Enhanced Volatility Wtd Index ETF
Schedule of Investments
March 31, 2016 (Unaudited)

Shares	Security Description	Value
COMMON STOCKS - 25.7%
Aerospace & Defense - 0.2%
251	Astronics Corporation (a)	$9,576
148	Esterline Technologies Corporation (a)	9,482
297	Moog, Inc. (a)	13,567
196	National Presto Industries, Inc.	16,413
430	TASER International, Inc. (a)	8,441
		57,479
Air Freight & Logistics - 0.2%
1,025	Air Transport Services Group, Inc. (a)	15,764
353	Forward Air Corporation	15,998
364	Hub Group, Inc. (a)	14,848
		46,610
Airlines - 0.2%
71	Allegiant Travel Company	12,642
234	Hawaiian Holdings, Inc. (a)	11,043
502	SkyWest, Inc.	10,035
423	Virgin America, Inc. (a)	16,311
		50,031
Auto Components - 0.5%
641	American Axle & Manufacturing Holdings, Inc. (a)	9,865
207	Cooper Standard Holding, Inc. (a)	14,871
385	Cooper Tire & Rubber Company	14,253
298	Dorman Products, Inc. (a)	16,217
291	Drew Industries, Inc.	18,758
281	Gentherm, Inc. (a)	11,687
659	Metaldyne Performance Group, Inc.	11,078
370	Standard Motor Products, Inc.	12,820
244	Tenneco, Inc. (a)	12,568
95	Visteon Corporation	7,561
		129,678
Automobiles - 0.1%
306	Thor Industries, Inc.	19,514
Banks - 3.5%
930	Associated Banc-Corp	16,684
769	BancorpSouth, Inc.	16,387
295	Bank of Hawaii Corporation	20,143
407	Banner Corporation	17,110
992	BBCN Bancorp, Inc.	15,068
777	BNC Bancorp	16,410
1,508	Boston Private Financial Holdings, Inc.	17,267
581	Capital Bank Financial Corporation	17,924
586	Cathay General Bancorp	16,601
548	Chemical Financial Corporation	19,558
568	Columbia Banking System, Inc.	16,995
509	Community Bank Systems, Inc.	19,449
249	Cullen/Frost Bankers, Inc.	13,722
1,068	CVB Financial Corporation	18,637
342	Eagle Bancorp, Inc. (a)	16,416
67	First Citizens BancShares, Inc.	16,822
1,021	First Financial Bancorp	18,562
539	First Financial Bankshares, Inc.	15,944
722	First Interstate BancSystem, Inc.	20,310
957	First Merchants Corporation	22,556
1,003	First Midwest Bancorp, Inc.	18,074
1,366	FNB Corporation	17,772
1,373	Fulton Financial Corporation	18,371
635	Glacier Bancorp, Inc.	16,142
549	Great Western Bancorp, Inc.	14,971
567	Hancock Holding Company	13,018
763	Hilltop Holdings, Inc. (a)	14,405
404	Home BancShares, Inc.	16,544
306	IBERIABANK Corporation	15,689
387	Independent Bank Corporation	17,786
616	International Bancshares Corporation	15,191
539	MB Financial, Inc.	17,490
1,481	National Penn Bancshares, Inc.	15,758
734	NBT Bancorp, Inc.	19,781
1,499	Old National Bancorp	18,273
409	Opus Bank	13,906
187	Park National Corporation	16,830
326	Pinnacle Financial Partners, Inc.	15,994
376	PrivateBancorp, Inc.	14,514
299	Prosperity Bancshares, Inc.	13,871
602	Renasant Corporation	19,812
418	ServisFirst Bancshares, Inc.	18,559
349	Simmons First National Corporation	15,729
292	South State Corporation	18,755
989	Talmer Bancorp, Inc.	17,891
1,298	TCF Financial Corporation	15,913
318	Texas Capital Bancshares, Inc. (a)	12,205
1,044	Towne Bank	20,034
857	Trustmark Corporation	19,737
344	UMB Financial Corporation	17,761
802	Union Bankshares Corporation	19,753
510	United Bankshares, Inc.	18,717
930	United Community Banks, Inc.	17,177
2,089	Valley National Bancorp	19,929
699	WesBanco, Inc.	20,767
366	Westamerica Bancorporation	17,828
392	Wintrust Financial Corporation	17,381
		984,893
Beverages - 0.1%
59	Coca-Cola Bottling Company Consolidated	9,426
281	National Beverage Corporation (a)	11,892
77	The Boston Beer Company, Inc. (a)	14,250
		35,568
Biotechnology - 0.2%
426	Insys Therapeutics, Inc. (a)	6,812
96	Ligand Pharmaceuticals, Inc. (a)	10,280
854	MiMedx Group, Inc. (a)	7,464
344	Myriad Genetics, Inc. (a)	12,876
278	Repligen Corporation (a)	7,456
		44,888
Building Products - 0.4%
545	AAON, Inc.	15,260
149	American Woodmark Corporation (a)	11,114
266	Apogee Enterprises, Inc.	11,675
396	Gibraltar Industries, Inc. (a)	11,326
1,145	Griffon Corporation	17,690
218	Patrick Industries, Inc. (a)	9,895
616	Simpson Manufacturing Company, Inc.	23,513
231	Trex Company, Inc. (a)	11,072
153	Universal Forest Products, Inc.	13,130
		124,675
Capital Markets - 0.7%
467	Artisan Partners Asset Management, Inc.	14,402
1,575	BGC Partners, Inc.	14,254
490	Cohen & Steers, Inc.	19,071
313	Evercore Partners, Inc.	16,198
636	Federated Investors, Inc.	18,348
423	Financial Engines, Inc.	13,295
344	Gamco Investors, Inc.	12,749
388	HFF, Inc.	10,682
957	Janus Capital Group, Inc.	14,001
348	LPL Financial Holdings, Inc.	8,630
589	Moelis & Company	16,627
962	NorthStar Asset Management Group, Inc.	10,919
418	Stifel Financial Corporation (a)	12,373
436	Waddell & Reed Financial, Inc.	10,263
607	WisdomTree Investments, Inc.	6,938
		198,750
Chemicals - 0.6%
229	Balchem Corporation	14,202
797	Calgon Carbon Corporation	11,174
584	Chemtura Corporation (a)	15,418
723	FutureFuel Corporation	8,524
457	HB Fuller Company	19,400
572	Huntsman Corporation	7,608
367	Innospec, Inc.	15,913
225	Minerals Technologies, Inc.	12,791
488	PolyOne Corporation	14,762
179	Quaker Chemical Corporation	15,190
323	Sensient Technologies Corporation	20,497
234	Stepan Company	12,938
		168,417
Commercial Services & Supplies - 1.0%
713	ABM Industries, Inc.	23,037
278	Deluxe Corporation	17,372
285	G&K Services, Inc.	20,876
587	Healthcare Services Group, Inc.	21,607
595	Herman Miller, Inc.	18,380
418	HNI Corporation	16,373
675	Interface, Inc.	12,515
748	Knoll, Inc.	16,194
419	Matthews International Corporation	21,566
603	McGrath RentCorp	15,123
302	MSA Safety, Inc.	14,602
197	Multi-Color Corporation	10,510
773	Steelcase, Inc.	11,533
420	Team, Inc. (a)	12,760
182	UniFirst Corporation	19,860
333	US Ecology, Inc.	14,705
507	West Corporation	11,570
		278,583
Communications Equipment - 0.4%
878	ADTRAN, Inc.	17,753
614	CalAmp Corporation (a)	11,009
682	Finisar Corporation (a)	12,440
629	Infinera Corporation (a)	10,102
309	InterDigital, Inc.	17,196
261	NETGEAR, Inc. (a)	10,536
270	Plantronics, Inc.	10,581
1,252	Polycom, Inc. (a)	13,960
343	Ubiquiti Networks, Inc. (a)	11,412
		114,989
Construction & Engineering - 0.3%
410	Comfort Systems USA, Inc.	13,026
167	Dycom Industries, Inc. (a)	10,800
438	EMCOR Group, Inc.	21,287
828	KBR, Inc.	12,817
478	Primoris Services Corporation	11,615
548	Tutor Perini Corporation (a)	8,516
		78,061
Construction Materials - 0.0% (b)
193	Eagle Materials, Inc.	13,531
Consumer Finance - 0.2%
227	First Cash Financial Services, Inc.	10,455
390	Nelnet, Inc.	15,354
294	PRA Group, Inc. (a)	8,641
2,119	SLM Corporation (a)	13,477
		47,927
Containers & Packaging - 0.0% (b)
378	Greif, Inc.	12,379
Distributors - 0.1%
170	Core-Mark Holding Company, Inc.	13,865
Diversified Consumer Services - 0.1%
366	Grand Canyon Education, Inc. (a)	15,643
Diversified Telecommunication Services - 0.1%
2,978	Cincinnati Bell, Inc (a)	11,525
587	Inteliquent, Inc.	9,421
2,036	Vonage Holdings Corporation (a)	9,305
		30,251
Electric Utilities - 0.5%
377	ALLETE, Inc.	21,138
664	Cleco Corporation	36,659
487	El Paso Electric Company	22,344
416	MGE Energy, Inc.	21,736
667	Otter Tail Corporation	19,757
430	The Empire District Electric Company	14,211
		135,845
Electrical Equipment - 0.2%
281	AZZ, Inc.	15,905
320	Encore Wire Corporation	12,458
259	EnerSys	14,431
419	Franklin Electric Company, Inc.	13,479
272	Generac Holdings, Inc. (a)	10,129
		66,402
Electronic Equipment, Instruments & Components - 1.1%
263	Anixter International, Inc. (a)	13,705
1,620	AVX Corporation	20,363
241	Badger Meter, Inc.	16,029
745	Benchmark Electronics, Inc. (a)	17,172
131	Coherent, Inc. (a)	12,039
133	ePlus, Inc. (a)	10,708
438	Fitbit, Inc. (a)	6,636
662	II-VI, Inc. (a)	14,372
509	Insight Enterprises, Inc. (a)	14,578
132	Littelfuse, Inc.	16,251
819	Mercury Systems, Inc. (a)	16,626
292	Methode Electronics, Inc.	8,538
257	MTS Systems Corporation	15,639
342	Newport Corporation (a)	7,866
137	OSI Systems, Inc. (a)	8,972
319	Plexus Corporation (a)	12,607
533	Rofin-Sinar Technologies, Inc. (a)	17,173
205	Rogers Corporation (a)	12,273
519	Sanmina Corporation (a)	12,134
301	ScanSource, Inc. (a)	12,154
173	Tech Data Corporation (a)	13,281
542	VeriFone Systems, Inc. (a)	15,306
		294,422
Energy Equipment & Services - 0.1%
205	Dril-Quip, Inc. (a)	12,415
389	Oceaneering International, Inc.	12,930
300	Oil States International, Inc. (a)	9,456
		34,801
Food & Staples Retailing - 0.3%
294	Ingles Markets, Inc.	11,025
199	PriceSmart, Inc.	16,832
796	Smart & Final Stores, Inc. (a)	12,895
385	SpartanNash Company	11,669
1,574	SUPERVALU, Inc. (a)	9,066
357	The Fresh Market, Inc. (a)	10,185
217	United Natural Foods, Inc. (a)	8,745
361	Weis Markets, Inc.	16,267
		96,684
Food Products - 0.5%
432	B&G Foods, Inc.	15,038
212	Calavo Growers, Inc.	12,097
204	Cal-Maine Foods, Inc.	10,589
209	J&J Snack Foods Corporation	22,630
156	John B Sanfilippo & Son, Inc.	10,778
175	Lancaster Colony Corporation	19,350
154	Sanderson Farms, Inc.	13,888
455	Snyder’s-Lance, Inc.	14,323
750	Tootsie Roll Industries, Inc.	26,198
		144,891
Gas Utilities - 0.1%
248	Chesapeake Utilities Corporation	15,617
Health Care Equipment & Supplies - 0.8%
239	Abaxis, Inc.	10,848
213	Analogic Corporation	16,829
268	Anika Therapeutics, Inc. (a)	11,985
49	Atrion Corporation	19,373
223	Cantel Medical Corporation	15,913
337	CONMED Corporation	14,134
571	Globus Medical, Inc. (a)	13,561
142	ICU Medical, Inc. (a)	14,782
280	Inogen, Inc. (a)	12,595
370	Masimo Corporation (a)	15,481
884	Meridian Bioscience, Inc.	18,219
500	Merit Medical Systems, Inc. (a)	9,245
335	Natus Medical, Inc. (a)	12,874
224	Neogen Corporation (a)	11,278
325	NuVasive, Inc. (a)	15,811
87	Nuvectra Corporation (a)	471
		213,399
Health Care Providers & Services - 0.7%
411	Aceto Corporation	9,683
95	Adeptus Health, Inc. (a)	5,276
287	Air Methods Corporation (a)	10,395
234	AMN Healthcare Services, Inc. (a)	7,865
112	Chemed Corporation	15,170
451	CorVel Corporation (a)	17,778
305	Diplomat Pharmacy, Inc. (a)	8,357
457	HealthEquity, Inc. (a)	11,274
324	LHC Group, Inc. (a)	11,522
176	Lifepoint Health, Inc. (a)	12,188
331	National HealthCare Corporation	20,621
533	Owens & Minor, Inc.	21,544
381	PharMerica Corporation (a)	8,424
986	Select Medical Holdings Corporation (a)	11,645
578	The Ensign Group, Inc.	13,086
297	US Physical Therapy, Inc.	14,770
		199,598
Health Care Technology - 0.2%
192	Computer Programs & Systems, Inc.	10,007
596	HealthStream, Inc. (a)	13,166
553	HMS Holdings Corporation (a)	7,936
473	Inovalon Holdings, Inc. (a)	8,760
527	Omnicell, Inc. (a)	14,687
612	Quality Systems, Inc.	9,327
		63,883
Hotels, Restaurants & Leisure - 1.3%
45	Biglari Holdings, Inc. (a)	16,727
346	BJ’s Restaurants, Inc. (a)	14,383
810	Bloomin’ Brands, Inc.	13,665
375	Bob Evans Farms, Inc.	17,509
358	Brinker International, Inc.	16,450
75	Buffalo Wild Wings, Inc. (a)	11,109
322	Choice Hotels International, Inc.	17,404
322	Dave & Buster’s Entertainment, Inc. (a)	12,487
1,622	Denny’s Corporation (a)	16,804
376	Diamond Resorts International, Inc. (a)	9,137
204	DineEquity, Inc.	19,060
333	Fiesta Restaurant Group, Inc. (a)	10,916
809	Interval Leisure Group, Inc.	11,682
181	Jack in The Box, Inc,	11,560
1,008	Krispy Kreme Doughnuts, Inc. (a)	15,715
171	Marriott Vacations Worldwide Corporation	11,542
238	Papa John’s International, Inc.	12,897
312	Popeyes Louisiana Kitchen, Inc. (a)	16,243
194	Red Robin Gourmet Burgers, Inc. (a)	12,507
1,034	Ruths Hospitality Group, Inc.	19,036
376	Sonic Corporation	13,220
383	Texas Roadhouse, Inc.	16,691
377	The Cheesecake Factory, Inc.	20,015
1,688	Wendy’s Company	18,382
		355,141
Household Durables - 0.6%
139	Cavco Industries, Inc. (a)	12,991
440	Ethan Allen Interiors, Inc.	14,001
149	Helen of Troy Ltd. (a)	15,450
392	Installed Building Products, Inc. (a)	10,431
407	iRobot Corporation (a)	14,367
800	KB Home	11,424
514	La-Z-Boy, Inc.	13,744
633	MDC Holdings, Inc.	15,863
310	Meritage Homes Corporation (a)	11,303
870	Taylor Morrison Home Corporation (a)	12,284
1,184	TRI Pointe Group, Inc. (a)	13,948
219	Tupperware Brands Corporation	12,698
252	Universal Electronics, Inc. (a)	15,621
		174,125
Household Products - 0.1%
197	WD-40 Company	21,278
Independent Power Producers & Energy Traders - 0.1%
452	Ormat Technologies, Inc.	18,640
Insurance - 1.0%
823	American Equity Investment Life Holding Company	13,826
225	American National Insurance Company	25,988
365	AMERISAFE, Inc.	19,177
422	Employers Holdings, Inc.	11,875
316	FBL Financial Group, Inc.	19,440
605	Horace Mann Educators Corporation	19,172
419	Kemper Corporation	12,390
378	Mercury General Corporation	20,979
765	National General Holdings Corporation	16,516
278	Navigators Group, Inc. (a)	23,316
332	Primerica, Inc.	14,784
603	ProAssurance Corporation	30,512
301	RLI Corporation	20,125
532	Selective Insurance Group, Inc.	19,477
391	United Fire Group, Inc.	17,134
		284,711
Internet & Catalog Retail - 0.1%
246	HSN, Inc.	12,868
455	Lands’ End, Inc. (a)	11,607
449	Nutrisystem, Inc.	9,371
		33,846
Internet Software & Services - 0.3%
317	GrubHub, Inc. (a)	7,966
241	LogMeIn, Inc. (a)	12,161
851	NIC, Inc.	15,344
402	Rackspace Hosting, Inc. (a)	8,679
186	Shutterstock, Inc. (a)	6,832
276	SPS Commerce, Inc. (a)	11,851
715	Web.com Group, Inc. (a)	14,171
231	WebMD Health Corporation (a)	14,468
		91,472
IT Services - 0.8%
140	CACI International, Inc. (a)	14,938
436	Cardtronics, Inc. (a)	15,692
331	Cass Information Systems, Inc.	17,328
624	Convergys Corporation	17,328
402	CSG Systems International, Inc.	18,154
330	ExlService Holdings, Inc. (a)	17,094
641	ManTech International Corporation	20,506
394	NeuStar, Inc. (a)	9,692
604	Perficient, Inc. (a)	13,119
325	Science Applications International Corporation	17,336
623	Sykes Enterprises, Inc. (a)	18,802
658	TeleTech Holdings, Inc.	18,266
366	Virtusa Corporation (a)	13,710
174	WEX, Inc. (a)	14,505
		226,470
Leisure Products - 0.1%
401	Smith & Wesson Holdings Corporation (a)	10,675
150	Sturm Ruger & Company, Inc.	10,257
		20,932
Life Sciences Tools & Services - 0.2%
228	Cambrex Corporation (a)	10,032
259	INC Research Holdings, Inc. (a)	10,673
640	Luminex Corporation (a)	12,416
235	PRA Health Sciences, Inc. (a)	10,049
		43,170
Machinery - 1.3%
242	Alamo Group, Inc.	13,482
677	Altra Industrial Motion Corporation	18,807
211	American Railcar Industries, Inc.	8,594
297	Astec Industries, Inc.	13,861
493	Barnes Group, Inc.	17,270
308	CLARCOR, Inc.	17,799
324	Crane Company	17,451
560	ESCO Technologies, Inc.	21,829
886	Federal Signal Corporation	11,748
309	Greenbrier Companies, Inc.	8,541
606	Hillenbrand, Inc.	18,150
243	Hyster-Yale Materials Handling, Inc.	16,184
233	John Bean Technologies Corporation	13,143
659	Mueller Industries, Inc.	19,388
1,649	Mueller Water Products, Inc.	16,292
310	Oshkosh Corporation	12,670
183	Proto Labs, Inc. (a)	14,107
249	RBC Bearings, Inc. (a)	18,242
699	Rexnord Corporation (a)	14,134
222	Standex International Corporation	17,274
483	Sun Hydraulics Corporation	16,031
321	Terex Corporation	7,986
488	Trinity Industries, Inc.	8,935
994	Wabash National Corporation (a)	13,121
310	Woodward, Inc.	16,126
		371,165
Marine - 0.0% (b)
345	Matson, Inc.	13,859
Media - 0.3%
431	AMC Entertainment Holdings, Inc.	12,064
1,259	Entravision Communications Corporation	9,367
718	Gray Television, Inc. (a)	8,415
371	John Wiley & Sons, Inc.	18,138
296	Meredith Corporation	14,060
218	Nexstar Broadcasting Group, Inc.	9,651
391	Sinclair Broadcast Group, Inc.	12,023
345	Starz (a)	9,084
		92,802
Metals & Mining - 0.1%
250	Compass Minerals International, Inc.	17,715
Multi-Utilities - 0.2%
576	Avista Corporation	23,489
394	NorthWestern Corporation	24,330
		47,819
Oil, Gas & Consumable Fuels - 0.1%
957	Dorian LPG Ltd. (a)	8,996
294	SemGroup Corporation	6,585
352	Western Refining, Inc.	10,240
		25,821
Paper & Forest Products - 0.3%
456	Boise Cascade Company (a)	9,448
267	Clearwater Paper Corporation (a)	12,952
419	Domtar Corporation	16,970
553	KapStone Paper & Packaging Corporation	7,659
285	Neenah Paper, Inc.	18,143
595	PH Glatfelter Company	12,334
506	Schweitzer-Mauduit International, Inc.	15,929
		93,435
Personal Products - 0.1%
449	Inter Parfums, Inc.	13,874
227	Nu Skin Enterprises, Inc.	8,683
60	USANA Health Sciences, Inc. (a)	7,285
		29,842
Pharmaceuticals - 0.2%
310	Lannet Company, Inc. (a)	5,558
400	Phibro Animal Health Corporation	10,816
273	Prestige Brands Holdings, Inc. (a)	14,575
519	Sucampo Pharmaceuticals, Inc. (a)	5,673
439	Supernus Pharmaceuticals, Inc. (a)	6,695
		43,317
Professional Services - 0.7%
229	CEB, Inc.	14,823
420	Exponent, Inc.	21,424
318	FTI Consulting, Inc. (a)	11,292
175	Huron Consulting Group, Inc. (a)	10,183
517	ICF International, Inc. (a)	17,769
302	Insperity, Inc.	15,623
868	Kelly Services, Inc.	16,596
658	Korn/Ferry International	18,615
330	Mistras Group, Inc. (a)	8,174
1,071	Navigant Consulting, Inc. (a)	16,933
413	On Assignment, Inc. (a)	15,248
434	TrueBlue, Inc. (a)	11,349
273	WageWorks, Inc. (a)	13,817
		191,846
Road & Rail - 0.3%
775	Heartland Express, Inc.	14,376
474	Knight Transportation, Inc.	12,395
293	Landstar System, Inc.	18,931
343	Saia, Inc. (a)	9,655
531	Swift Transportation Company (a)	9,893
476	Werner Enterprises, Inc.	12,928
		78,178
Semiconductors & Semiconductor Equipment - 0.7%
181	Ambarella, Inc. (a)	8,091
444	Cabot Microelectronics Corporation	18,164
238	Cirrus Logic, Inc. (a)	8,666
670	Diodes, Inc. (a)	13,467
1,165	Entegris, Inc. (a)	15,867
413	Integrated Device Technology, Inc. (a)	8,442
571	MKS Instrument, Inc.	21,498
257	Monolithic Power Systems, Inc.	16,355
1,417	Photronics, Inc. (a)	14,751
304	Power Integrations, Inc.	15,097
674	Rambus, Inc. (a)	9,267
307	Silicon Laboratories, Inc. (a)	13,803
89	Synaptics, Inc. (a)	7,097
503	Tessera Technologies, Inc.	15,593
		186,158
Software - 0.5%
435	Aspen Technology, Inc. (a)	15,716
239	Blackbaud, Inc.	15,031
272	Ebix, Inc.	11,095
109	Ellie Mae, Inc. (a)	9,880
61	MicroStrategy, Inc. (a)	10,963
582	Monotype Imaging Holdings, Inc.	13,921
256	Paycom Software, Inc. (a)	9,114
514	Pegasystems, Inc.	13,045
302	Qualys, Inc. (a)	7,644
334	Synchronoss Technologies, Inc. (a)	10,802
2,052	TiVo, Inc. (a)	19,514
		136,725
Specialty Retail - 1.0%
354	Aaron’s, Inc.	8,885
702	American Eagle Outfitters, Inc.	11,702
185	Asbury Automotive Group, Inc. (a)	11,070
477	Caleres, Inc.	13,494
433	CST Brands, Inc.	16,580
508	DSW, Inc.	14,041
592	Express, Inc. (a)	12,675
342	Five Below, Inc. (a)	14,138
618	Francesca’s Holdings Corporation (a)	11,841
184	Genesco, Inc. (a)	13,294
276	GNC Holdings, Inc.	8,763
598	Guess?, Inc.	11,225
344	Hibbett Sports, Inc. (a)	12,350
137	Lithia Motors, Inc.	11,964
194	Mattress Firm Holding Corporation (a)	8,224
265	Monro Muffler Brake, Inc.	18,940
232	Murphy USA, Inc. (a)	14,256
232	Restoration Hardware Holdings, Inc. (a)	9,721
698	Sonic Automotive, Inc.	12,899
441	The Buckle, Inc.	14,937
391	The Cato Corporation	15,073
765	Tile Shop Holdings, Inc. (a)	11,406
389	Vitamin Shoppe, Inc. (a)	12,043
		289,521
Technology Hardware, Storage & Peripherals - 0.1%
446	Electronics For Imaging, Inc. (a)	18,906
623	QLogic Corporation (a)	8,373
241	Super Micro Computer, Inc. (a)	8,213
		35,492
Textiles, Apparel & Luxury Goods - 0.2%
131	Fossil Group, Inc. (a)	5,819
192	G-III Apparel Group, Ltd. (a)	9,387
319	Movado Group, Inc.	8,782
398	Steven Madden Ltd. (a)	14,742
517	Tumi Holdings, Inc. (a)	13,866
682	Wolverine World Wide, Inc.	12,562
		65,158
Thrifts & Mortgage Finance - 0.9%
1,141	Astoria Financial Corporation	18,073
1,821	Beneficial Bancorp, Inc. (a)	24,930
351	BofI Holding, Inc. (a)	7,490
2,234	Capitol Federal Financial, Inc.	29,623
799	Essent Group Ltd. (a)	16,619
1,175	EverBank Financial Corporation	17,731
792	Flagstar Bancorp, Inc. (a)	16,996
57	LendingTree, Inc (a)	5,573
1,753	MGIC Investment Corporation (a)	13,446
1,833	Northwest Bancshares, Inc.	24,764
1,087	Provident Financial Services, Inc.	21,947
1,283	Radian Group, Inc.	15,909
891	Washington Federal, Inc.	20,181
596	WSFS Financial Corporation	19,382
		252,664
Tobacco - 0.1%
1,001	Vector Group Ltd.	22,863
Trading Companies & Distributors - 0.4%
480	Applied Industrial Technologies, Inc.	20,832
790	BMC Stock Holdings, Inc. (a)	13,130
294	GATX Corporation	13,965
596	Kaman Corporation	25,443
648	Rush Enterprises, Inc. (a)	11,819
434	Textainer Group Holdings Ltd.	6,441
268	WESCO International, Inc. (a)	14,652
		106,282
Water Utilities - 0.2%
433	American States Water Company	17,043
617	California Water Service Group	16,486
490	SJW Corporation	17,812
		51,341
Wireless Telecommunication Services - 0.0% (b)
469	Shenandoah Telecommunications Company	12,546
TOTAL COMMON STOCKS (Cost $6,832,194)		7,165,608

SHORT-TERM INVESTMENTS - 74.3%
Money Market Funds - 74.3%
20,750,320	Short-Term Investments Trust - Liquid Assets Portfolio - Institutional Class, 0.45% (c)	20,750,320
TOTAL SHORT-TERM INVESTMENTS - (Cost $20,750,320)		20,750,320
TOTAL INVESTMENTS - 100.0% (Cost $27,582,514)		27,915,928
Other Assets in Excess of Liabilities - 0.0% (b)		13,635
NET ASSETS - 100.0%		$27,929,563

a)	Non-income producing security.
b)	Less than 0.05%.
c)	Annualized seven-day yield as of March 31, 2016.

The cost basis of investments for federal income tax purposes at March 31, 2016 was as follows*:
Cost of investments	$27,582,514
Gross unrealized appreciation	501,933
Gross unrealized depreciation	(168,519)
Net unrealized appreciation	$333,414

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund Services, LLC.

Victory CEMP US 500 Enhanced Volatility Wtd Index ETF
Schedule of Investments
March 31, 2016 (Unaudited)

Shares	Security Description	Value
COMMON STOCKS - 99.8%
Aerospace & Defense - 3.1%
4,969	B/E Aerospace, Inc.	$229,170
2,373	General Dynamics Corporation	311,741
2,612	Honeywell International, Inc.	292,675
2,190	Huntington Ingalls Industries, Inc.	299,899
1,643	Lockheed Martin Corporation	363,924
1,545	Northrop Grumman Corporation	305,755
2,347	Raytheon Company	287,813
3,785	Rockwell Collins, Inc.	349,015
4,109	Spirit AeroSystems Holdings, Inc. (a)	186,384
9,425	Textron, Inc.	343,635
1,834	The Boeing Company	232,808
1,250	TransDigm Group, Inc. (a)	275,425
2,895	United Technologies Corporation	289,790
		3,768,034
Air Freight & Logistics - 0.6%
2,067	CH Robinson Worldwide, Inc.	153,434
5,767	Expeditors International of Washington, Inc.	281,487
3,409	United Parcel Service, Inc.	359,547
		794,468
Airlines - 1.2%
3,247	Alaska Air Group, Inc.	266,319
4,359	American Airlines Group, Inc.	178,763
4,414	Delta Air Lines, Inc.	214,873
16,997	JetBlue Airways Corporation (a)	358,977
4,809	Southwest Airlines Company	215,443
3,156	United Continental Holdings, Inc. (a)	188,918
		1,423,293
Auto Components - 1.0%
9,911	BorgWarner, Inc.	380,582
20,367	Gentex Corporation	319,558
6,386	Johnson Controls, Inc.	248,863
2,256	Lear Corporation	250,800
		1,199,803
Automobiles - 0.6%
18,153	Ford Motor Company	245,065
7,623	General Motors Company	239,591
5,844	Harley-Davidson, Inc.	299,973
		784,629
Banks - 4.1%
14,895	Bank of America Corporation	201,380
7,559	BB&T Corporation	251,488
5,940	CIT Group, Inc.	184,318
4,788	Citigroup, Inc.	199,899
9,973	Citizens Financial Group, Inc.	208,934
7,933	Comerica, Inc.	300,423
5,585	Commerce Bancshares, Inc.	251,046
7,427	East West Bancorp, Inc.	241,229
18,012	Fifth Third Bancorp	300,620
3,319	First Republic Bank	221,178
26,899	Huntington Bancshares, Inc.	256,617
3,912	JPMorgan Chase & Co.	231,669
14,042	KeyCorporation	155,024
2,150	M&T Bank Corporation	238,650
12,258	People’s United Financial, Inc.	195,270
3,063	PNC Financial Services Group, Inc.	259,038
35,497	Regions Financial Corporation	278,651
1,742	Signature Bank (a)	237,121
6,163	SunTrust Banks, Inc.	222,361
782	SVB Financial Group (a)	79,803
6,453	U.S. Bancorp	261,927
5,400	Wells Fargo & Company	261,144
		5,037,790
Beverages - 1.9%
3,252	Brown-Forman Corporation	320,225
3,630	Coca-Cola Enterprises, Inc.	184,186
1,951	Constellation Brands, Inc.	294,777
3,503	Dr Pepper Snapple Group, Inc.	313,238
2,406	Molson Coors Brewing Company	231,409
1,526	Monster Beverage Corporation (a)	203,538
3,923	PepsiCo, Inc.	402,029
9,549	The Coca-Cola Company	442,978
		2,392,380
Biotechnology - 0.7%
1,446	Amgen, Inc.	216,799
4,194	Baxalta, Inc.	169,437
541	Biogen, Inc. (a)	140,833
2,431	Gilead Sciences, Inc.	223,312
445	Regeneron Pharmaceuticals, Inc. (a)	160,396
		910,777
Building Products - 1.1%
4,031	AO Smith Corporation	307,606
3,954	Fortune Brands Home & Security, Inc.	221,582
2,003	Lennox International, Inc.	270,785
7,768	Masco Corporation	244,304
5,683	Owens Corning	268,692
		1,312,969
Capital Markets - 2.7%
1,468	Affiliated Managers Group, Inc. (a)	238,403
2,506	Ameriprise Financial, Inc.	235,589
688	BlackRock, Inc.	234,312
6,809	Charles Schwab Corporation	190,788
6,259	Franklin Resources, Inc.	244,414
5,508	Invesco Ltd.	169,481
7,803	Morgan Stanley	195,153
1,151	Northern Trust Corporation	75,011
6,299	Raymond James Financial, Inc.	299,896
5,158	SEI Investments Company	222,052
3,578	State Street Corporation	209,385
3,770	T. Rowe Price Group, Inc.	276,944
6,863	TD Ameritrade Holding Corporation	216,390
6,285	The Bank of New York Mellon Corporation	231,477
1,540	The Goldman Sachs Group, Inc.	241,749
		3,281,044
Chemicals - 3.5%
1,905	Air Products & Chemicals, Inc.	274,415
1,784	Airgas, Inc.	252,686
5,426	Albemarle Corporation	346,884
6,607	CF Industries Holdings, Inc.	207,063
3,685	Eastman Chemical Company	266,168
2,372	Ecolab, Inc.	264,526
1,143	International Flavors & Fragrances, Inc.	130,039
2,203	LyondellBasell Industries NV	188,533
515	NewMarket Corporation	204,074
2,475	PPG Industries, Inc.	275,938
2,814	Praxair, Inc.	322,062
3,763	The Dow Chemical Company	191,386
6,954	The Mosaic Company	187,758
842	The Sherwin-Williams Company	239,692
2,761	The Valspar Corporation	295,482
4,413	W.R. Grace & Company (a)	314,117
6,212	Westlake Chemical Corporation	287,616
		4,248,439
Commercial Services & Supplies - 1.6%
6,997	ADT Corporation	288,696
1,563	Cintas Corporation	140,373
5,894	Copart, Inc. (a)	240,299
5,674	KAR Auction Services, Inc.	216,406
8,037	Republic Services, Inc.	382,963
10,315	Rollins, Inc.	279,743
1,682	Stericycle, Inc. (a)	212,252
7,130	Tyco International PLC	261,742
		2,022,474
Communications Equipment - 1.4%
3,190	Arista Networks, Inc. (a)	201,289
13,611	ARRIS International, Inc. (a)	311,964
8,560	Cisco Systems, Inc.	243,703
5,674	EchoStar Corporation (a)	251,302
2,230	F5 Networks, Inc. (a)	236,046
8,861	Juniper Networks, Inc.	226,044
3,269	Motorola Solutions, Inc.	247,463
		1,717,811
Construction & Engineering - 0.2%
4,475	Jacobs Engineering Group, Inc. (a)	194,886
Construction Materials - 0.2%
1,221	Martin Marietta Materials, Inc.	194,762
Consumer Finance - 0.8%
4,128	American Express Company	253,459
2,830	Capital One Financial Corporation	196,147
5,126	Discover Financial Services	261,016
8,328	Synchrony Financial (a)	238,681
		949,303
Containers & Packaging - 1.4%
3,815	AptarGroup, Inc.	299,134
2,109	Avery Dennison Corporation	152,080
2,114	Ball Corporation	150,707
3,606	Bemis Company, Inc.	186,719
4,258	Crown Holdings, Inc. (a)	211,154
4,602	Packaging Corporation of America	277,961
5,006	Sealed Air Corporation	240,338
4,248	Sonoco Products Company	206,325
		1,724,418
Distributors - 0.4%
3,298	Genuine Parts Company	327,689
6,326	LKQ Corporation (a)	201,989
		529,678
Diversified Consumer Services - 0.3%
6,496	Service Corporation International	160,321
6,386	ServiceMaster Global Holdings, Inc. (a)	240,625
		400,946
Diversified Financial Services - 2.1%
2,532	Berkshire Hathaway, Inc. (a)	359,240
3,406	CBOE Holdings, Inc.	222,514
2,680	CME Group, Inc.	257,414
1,605	FactSet Research Systems, Inc.	243,206
1,059	Intercontinental Exchange, Inc.	249,013
1,549	MarketAxess Holdings, Inc.	193,362
2,401	McGraw Hill Financial, Inc.	237,651
2,601	Moody’s Corporation	251,152
3,246	MSCI, Inc.	240,464
4,921	Nasdaq, Inc.	326,656
		2,580,672
Diversified Telecommunication Services - 0.8%
10,457	AT&T, Inc.	409,601
6,085	CenturyLink, Inc.	194,476
6,823	Verizon Communications, Inc.	368,988
		973,065
Electric Utilities - 3.3%
4,859	American Electric Power Company, Inc.	322,638
4,043	Duke Energy Corporation	326,189
5,505	Eversource Energy	321,162
16,511	Exelon Corporation	592,084
9,359	Great Plains Energy, Inc.	301,828
6,670	ITC Holdings Corporation	290,612
2,937	NextEra Energy, Inc.	347,564
10,197	OGE Energy Corporation	291,940
4,424	Pinnacle West Capital Corporation	332,110
7,324	Southern Company	378,870
4,470	Westar Energy, Inc.	221,757
8,705	Xcel Energy, Inc.	364,043
		4,090,797
Electrical Equipment - 1.5%
817	Acuity Brands, Inc.	178,220
7,054	AMETEK, Inc.	352,559
4,047	Eaton Corporation PLC	253,180
5,288	Emerson Electric Company	287,561
2,899	Hubbell, Inc.	307,091
2,126	Rockwell Automation, Inc.	241,833
7,289	Sensata Technologies Holding NV (a)	283,105
		1,903,549
Electronic Equipment, Instruments & Components - 2.1%
4,550	Amphenol Corporation	263,081
2,928	Arrow Electronics, Inc. (a)	188,593
5,242	Avnet, Inc.	232,221
6,370	CDW Corporation	264,355
11,969	Corning, Inc.	250,032
17,333	Flextronics International Ltd. (a)	209,036
8,322	FLIR Systems, Inc.	274,210
3,231	IPG Photonics Corporation (a)	310,434
13,016	Keysight Technologies, Inc. (a)	361,064
11,123	Trimble Navigation Ltd. (a)	275,850
		2,628,876
Energy Equipment & Services - 0.4%
4,094	Cameron International Corporation (a)	274,503
8,233	FMC Technologies, Inc. (a)	225,255
		499,758
Food & Staples Retailing - 2.1%
1,917	Casey’s General Stores, Inc.	217,234
2,102	Costco Wholesale Corporation	331,233
2,786	CVS Health Corporation	288,992
29,769	Rite Aid Corporation (a)	242,617
7,562	Sprouts Farmers Market, Inc. (a)	219,600
6,849	Sysco Corporation	320,054
6,679	The Kroger Company	255,472
2,557	Walgreens Boots Alliance, Inc.	215,402
4,042	Wal-Mart Stores, Inc.	276,837
5,228	Whole Foods Market, Inc.	162,643
		2,530,084
Food Products - 2.6%
5,825	Archer-Daniels-Midland Company	211,506
6,408	Bunge Ltd.	363,141
5,320	Campbell Soup Company	339,363
5,756	General Mills, Inc.	364,643
6,489	Hormel Foods Corporation	280,584
959	Ingredion, Inc.	102,412
2,362	McCormick & Company, Inc.	234,972
3,251	Mead Johnson Nutrition Company	276,237
8,339	Pilgrim’s Pride Corporation (a)	211,811
2,294	Pinnacle Foods, Inc.	102,496
5,588	The WhiteWave Foods Company (a)	227,096
2,691	TreeHouse Foods, Inc. (a)	233,444
3,034	Tyson Foods, Inc.	202,246
		3,149,951
Gas Utilities - 0.5%
3,970	AGL Resources, Inc.	258,606
2,512	Atmos Energy Corporation	186,541
7,036	Questar Corporation	174,493
		619,640
Health Care Equipment & Supplies - 2.9%
5,915	Abbott Laboratories	247,425
3,076	Align Technology, Inc. (a)	223,594
2,126	Becton, Dickinson and Company	322,769
3,566	Dentsply Sirona, Inc.	219,773
2,459	Edwards Lifesciences Corporation (a)	216,908
5,323	Hologic, Inc. (a)	183,644
2,965	IDEXX Laboratories, Inc. (a)	232,219
471	Intuitive Surgical, Inc. (a)	283,095
3,289	ResMed, Inc.	190,170
4,483	St. Jude Medical, Inc.	246,565
2,920	Stryker Corporation	313,287
1,498	Teleflex, Inc.	235,201
1,032	The Cooper Companies, Inc.	158,897
2,720	Varian Medical Systems, Inc. (a)	217,654
3,845	West Pharmaceutical Services Inc.	266,535
		3,557,736
Health Care Providers & Services - 3.6%
4,866	Acadia Healthcare Company, Inc. (a)	268,165
1,727	Aetna, Inc.	194,029
1,671	Anthem, Inc.	232,252
3,207	Cardinal Health, Inc.	262,814
6,416	Centene Corporation (a)	395,063
1,667	Cigna Corporation	228,779
10,950	Envision Healthcare Holdings, Inc. (a)	223,380
3,989	Express Scripts Holdings Company (a)	274,004
2,655	HCA Holdings, Inc. (a)	207,223
1,099	Henry Schein, Inc. (a)	189,720
1,337	Humana, Inc.	244,604
2,147	Laboratory Corporation of America Holdings (a)	251,478
1,410	McKesson Corporation	221,723
2,671	MEDNAX, Inc. (a)	172,600
5,422	Patterson Companies, Inc.	252,286
2,114	Quest Diagnostics, Inc.	151,045
1,967	UnitedHealth Group, Inc.	253,546
1,649	Universal Health Services, Inc.	205,663
4,106	VCA, Inc. (a)	236,875
		4,465,249
Health Care Technology - 0.4%
4,232	Cerner Corporation (a)	224,127
11,335	IMS Health Holdings, Inc. (a)	300,944
		525,071
Hotels, Restaurants & Leisure - 2.9%
6,757	Aramark	223,792
4,525	Carnival Corporation	238,784
356	Chipotle Mexican Grill, Inc. (a)	167,665
3,781	Darden Restaurants, Inc.	250,680
1,720	Domino’s Pizza, Inc.	226,799
9,684	Hilton Worldwide Holdings, Inc.	218,084
5,289	Hyatt Hotels Corporation (a)	261,753
3,070	Las Vegas Sands Corporation	158,658
3,133	Marriott International, Inc.	223,007
2,693	McDonald’s Corporation	338,456
697	Panera Bread Company (a)	142,767
2,306	Royal Caribbean Cruises Ltd.	189,438
4,335	Starbucks Corporation	258,799
3,001	Starwood Hotels & Resorts Worldwide, Inc.	250,373
3,099	Wyndham Worldwide Corporation	236,857
2,201	Yum! Brands, Inc.	180,152
		3,566,064
Household Durables - 1.9%
8,307	D.R. Horton, Inc.	251,121
2,637	Harman International Industries, Inc.	234,798
4,744	Leggett & Platt, Inc.	229,609
4,113	Lennar Corporation	198,905
1,462	Mohawk Industries, Inc. (a)	279,096
4,917	Newell Rubbermaid, Inc.	217,774
118	NVR, Inc. (a)	204,423
14,215	PulteGroup, Inc.	265,963
7,967	Toll Brothers, Inc. (a)	235,106
1,493	Whirlpool Corporation	269,248
		2,386,043
Household Products - 1.1%
3,628	Church & Dwight Company, Inc.	334,429
4,335	Procter & Gamble Company	356,814
3,162	Spectrum Brands Holdings, Inc.	345,544
2,722	The Clorox Company	343,135
		1,379,922
Industrial Conglomerates - 1.1%
1,899	3M Company	316,430
3,973	Carlisle Companies, Inc.	395,314
3,669	Danaher Corporation	348,041
1,603	Roper Technologies, Inc.	292,980
		1,352,765
Insurance - 4.4%
4,967	Aflac, Inc.	313,616
334	Alleghany Corporation (a)	165,731
2,789	American Financial Group, Inc.	196,262
8,035	AmTrust Financial Services, Inc.	207,946
4,078	Arthur J Gallagher & Company	181,389
7,911	Brown & Brown, Inc.	283,214
3,660	Cincinnati Financial Corporation	239,218
2,153	Erie Indemnity Company	200,207
5,425	Hartford Financial Services Group, Inc.	249,984
5,396	Lincoln National Corporation	211,523
215	Markel Corporation (a)	191,688
5,613	Marsh & McLennan Companies, Inc.	341,214
5,216	MetLife, Inc.	229,191
7,856	Old Republic International Corporation	143,608
2,744	Principal Financial Group, Inc.	108,251
9,827	Progressive Corporation	345,321
2,835	Prudential Financial, Inc.	204,744
2,054	Reinsurance Group of America, Inc.	197,697
4,343	The Allstate Corporation	292,588
3,103	The Travelers Companies, Inc.	362,151
3,297	Torchmark Corporation	178,565
6,191	Unum Group	191,426
6,058	W.R. Berkley Corporation	340,460
		5,375,994
Internet & Catalog Retail - 0.5%
1,212	Netflix, Inc. (a)	123,903
147	The Priceline Group, Inc. (a)	189,477
3,839	TripAdvisor, Inc. (a)	255,293
		568,673
Internet Software & Services - 0.8%
2,960	Akamai Technologies, Inc. (a)	164,487
275	Alphabet, Inc. (a)	209,798
8,114	eBay, Inc. (a)	193,600
1,708	Facebook, Inc. (a)	194,883
2,280	VeriSign, Inc. (a)	201,871
		964,639
IT Services - 4.3%
595	Alliance Data Systems Corporation (a)	130,900
4,983	Amdocs Ltd.	301,073
3,400	Automatic Data Processing, Inc.	305,014
9,561	Booz Allen Hamilton Holding Corporation	289,507
1,946	Broadridge Financial Solutions, Inc.	115,417
3,724	Cognizant Technology Solutions Corporation (a)	233,495
3,525	Fidelity National Information Services, Inc.	223,168
2,986	Fiserv, Inc. (a)	306,304
2,504	FleetCor Technologies, Inc. (a)	372,470
2,663	Gartner, Inc. (a)	237,939
5,974	Genpact Ltd. (a)	162,433
3,878	Global Payments, Inc.	253,233
1,889	International Business Machines Corporation	286,089
2,230	Jack Henry & Associates, Inc.	188,591
2,978	MasterCard, Inc.	281,421
6,005	Paychex, Inc.	324,330
8,821	Sabre Corporation	255,103
10,343	The Western Union Company	199,517
5,741	Total System Services, Inc.	273,157
5,193	Vantiv, Inc. (a)	279,799
3,455	Visa, Inc.	264,238
		5,283,198
Leisure Products - 0.4%
2,828	Hasbro, Inc.	226,523
2,720	Polaris Industries, Inc.	267,865
		494,388
Life Sciences Tools & Services - 1.3%
6,773	Agilent Technologies, Inc.	269,904
5,439	Bruker Corporation	152,292
947	Illumina, Inc. (a)	153,518
413	Mettler-Toledo International, Inc. (a)	142,386
4,559	PerkinElmer, Inc.	225,488
2,676	Quintiles Transnational Holdings, Inc. (a)	174,208
1,881	Thermo Fisher Scientific, Inc.	266,331
1,670	Waters Corporation (a)	220,306
		1,604,433
Machinery - 4.0%
4,056	AGCO Corporation	201,583
12,226	Allison Transmission Holdings, Inc.	329,857
2,157	Cummins, Inc.	237,141
2,833	Deere & Company	218,113
2,998	Dover Corporation	192,861
4,618	Flowserve Corporation	205,085
3,310	Graco, Inc.	277,908
2,241	IDEX Corporation	185,734
3,049	Illinois Tool Works, Inc.	312,340
4,319	Ingersoll-Rand PLC	267,821
2,170	Middleby Corporation (a)	231,691
1,472	Nordson Corporation	111,931
4,510	PACCAR, Inc.	246,652
2,347	Parker-Hannifin Corporation	260,705
1,654	Snap-on, Inc.	259,661
2,808	Stanley Black & Decker, Inc.	295,430
2,607	The Toro Company	224,515
2,617	WABCO Holdings, Inc. (a)	279,810
3,325	Wabtec Corporation	263,639
6,246	Xylem, Inc.	255,461
		4,857,938
Media - 2.5%
3,144	AMC Networks, Inc. (a)	204,171
6,111	Cablevision Systems Corporation	201,663
4,182	CBS Corporation	230,386
4,638	Comcast Corporation	283,289
6,480	Discovery Communications, Inc. (a)	185,523
3,951	Omnicom Group, Inc.	328,842
2,192	Scripps Networks Interactive, Inc.	143,576
79,225	Sirius XM Holdings, Inc. (a)	312,939
6,083	TEGNA, Inc.	142,707
2,507	The Walt Disney Company	248,970
1,719	Time Warner Cable, Inc.	351,742
3,202	Time Warner, Inc.	232,305
8,425	Twenty-First Century Fox, Inc.	234,889
		3,101,002
Metals & Mining - 0.2%
2,675	Reliance Steel & Aluminum Company	185,083
Multiline Retail - 1.0%
3,455	Dollar General Corporation	295,748
3,646	Kohl’s Corporation	169,940
5,551	Macy’s, Inc.	244,743
4,060	Nordstrom, Inc.	232,273
3,332	Target Corporation	274,157
		1,216,861
Multi-Utilities - 2.9%
2,903	Alliant Energy Corporation	215,635
4,274	Ameren Corporation	214,127
5,077	CMS Energy Corporation	215,468
4,738	Consolidated Edison, Inc.	363,026
5,152	Dominion Resources, Inc.	387,018
3,742	DTE Energy Company	339,250
5,471	PG&E Corporation	326,728
6,680	Public Service Enterprise Group, Inc.	314,895
2,048	SCANA Corporation	143,667
3,080	Sempra Energy	320,474
12,383	TECO Energy, Inc.	340,904
5,611	WEC Energy Group, Inc.	337,053
		3,518,245
Oil, Gas & Consumable Fuels - 1.6%
13,123	Columbia Pipeline Group, Inc.	329,387
2,830	Exxon Mobil Corporation	236,560
3,873	Marathon Petroleum Corporation	143,998
10,082	ONEOK, Inc.	301,049
2,426	Phillips 66	210,067
29,842	Plains GP Holdings LP	259,327
6,306	Targa Resources Corporation	188,297
2,121	Tesoro Corporation	182,427
2,534	Valero Energy Corporation	162,531
		2,013,643
Paper & Forest Products - 0.2%
5,536	International Paper Company	227,197
Personal Products - 0.6%
5,498	Coty, Inc	153,009
2,772	Estee Lauder Companies, Inc.	261,427
5,680	Herbalife Ltd. (a)	349,661
		764,097
Pharmaceuticals - 1.4%
3,065	AbbVie, Inc.	175,073
2,841	Eli Lilly and Company	204,580
3,313	Johnson & Johnson	358,466
4,524	Mallinckrodt PLC (a)	277,231
5,187	Merck & Company, Inc.	274,444
2,859	Mylan NV (a)	132,515
9,614	Pfizer, Inc.	284,959
		1,707,268
Professional Services - 1.0%
1,581	Equifax, Inc.	180,693
1,622	IHS, Inc. (a)	201,388
2,069	ManpowerGroup, Inc.	168,458
5,029	Nielsen Holdings PLC	264,827
2,487	Robert Half International, Inc.	115,844
3,248	Verisk Analytics, Inc. (a)	259,580
		1,190,790
Real Estate Management & Development - 0.4%
9,505	CBRE Group, Inc. (a)	273,934
1,667	Jones Lang LaSalle, Inc.	195,573
		469,507
Road & Rail - 1.4%
744	AMERCO	265,839
8,241	CSX Corporation	212,206
2,555	JB Hunt Transport Services, Inc.	215,233
2,132	Kansas City Southern	182,179
2,690	Norfolk Southern Corporation	223,943
5,052	Old Dominion Freight Line, Inc. (a)	351,720
2,859	Union Pacific Corporation	227,433
		1,678,553
Semiconductors & Semiconductor Equipment - 2.4%
3,445	Analog Devices, Inc.	203,909
11,034	Applied Materials, Inc.	233,700
7,800	Intel Corporation	252,330
2,717	KLA-Tencor Corporation	197,825
2,763	Lam Research Corporation	228,224
4,123	Linear Technology Corporation	183,721
6,818	Microchip Technology, Inc.	328,628
23,063	Micron Technology, Inc. (a)	241,470
5,238	NVIDIA Corporation	186,630
3,189	QUALCOMM, Inc.	163,085
3,554	Skyworks Solutions, Inc.	276,857
3,976	Texas Instruments, Inc.	228,302
5,892	Xilinx, Inc.	279,457
		3,004,138
Software - 2.8%
5,911	Activision Blizzard, Inc.	200,028
2,554	Adobe Systems, Inc. (a)	239,565
3,268	ANSYS, Inc. (a)	292,355
7,890	CA, Inc.	242,933
10,101	Cadence Design Systems, Inc. (a)	238,182
5,492	CDK Global, Inc.	255,653
3,769	Citrix Systems, Inc. (a)	296,168
7,195	Oracle Corporation	294,347
2,928	Red Hat, Inc. (a)	218,165
7,946	Symantec Corporation	146,048
6,632	Synopsys, Inc. (a)	321,254
2,464	Tyler Technologies, Inc. (a)	316,895
1,267	Ultimate Software Group, Inc. (a)	245,165
3,206	VMware, Inc. (a)	167,706
		3,474,464
Specialty Retail - 4.7%
1,107	Advance Auto Parts, Inc.	177,496
5,646	AutoNation, Inc. (a)	263,555
375	AutoZone, Inc. (a)	298,759
3,750	Bed Bath & Beyond, Inc. (a)	186,150
6,045	Best Buy Company, Inc.	196,100
4,533	Burlington Stores, Inc. (a)	254,936
4,344	CarMax, Inc. (a)	221,978
3,005	Dick’s Sporting Goods, Inc.	140,484
4,457	Foot Locker, Inc.	287,477
2,777	L Brands, Inc.	243,848
3,755	Lowe’s Companies, Inc.	284,441
12,911	Michaels Companies, Inc. (a)	361,121
978	O’Reilly Automotive, Inc. (a)	267,639
3,712	Ross Stores, Inc.	214,925
10,339	Sally Beauty Holdings, Inc. (a)	334,777
1,694	Signet Jewelers Ltd.	210,107
6,932	The Gap, Inc.	203,801
2,254	The Home Depot, Inc.	300,751
3,411	The TJX Companies, Inc.	267,252
4,185	Tiffany & Company	307,095
3,708	Tractor Supply Company	335,426
1,265	Ulta Salon, Cosmetics & Fragrances, Inc. (a)	245,081
2,118	Williams-Sonoma, Inc.	115,939
		5,719,138
Technology Hardware, Storage & Peripherals - 1.0%
2,122	Apple, Inc.	231,277
9,429	EMC Corporation	251,283
13,865	HP, Inc.	170,817
1,923	SanDisk Corporation	146,302
7,366	Seagate Technology PLC	253,758
4,456	Western Digital Corporation	210,501
		1,263,938
Textiles, Apparel & Luxury Goods - 1.7%
2,387	Carter’s, Inc.	251,542
4,751	Coach, Inc.	190,468
9,175	Hanesbrands, Inc.	260,019
4,034	NIKE, Inc.	247,970
2,499	PVH Corporation	247,551
3,342	Ralph Lauren Corporation	321,701
6,451	Skechers U.S.A., Inc. (a)	196,433
1,797	Under Armour, Inc. (a)	152,440
3,183	VF Corporation	206,131
		2,074,255
Thrifts & Mortgage Finance - 0.2%
11,646	TFS Financial Corporation	202,291
Tobacco - 0.8%
5,356	Altria Group, Inc.	335,607
3,819	Philip Morris International, Inc.	374,682
5,732	Reynolds American, Inc.	288,377
		998,666
Trading Companies & Distributors - 0.9%
4,799	Fastenal Company	235,151
2,053	MSC Industrial Direct Company, Inc.	156,664
1,278	United Rentals, Inc. (a)	79,479
1,401	W.W. Grainger, Inc.	327,035
2,363	Watsco, Inc.	318,391
		1,116,720
Water Utilities - 0.3%
2,926	American Water Works Company, Inc.	201,689
5,834	Aqua America, Inc.	185,638
		387,327
TOTAL COMMON STOCKS (Cost $121,785,459)		122,559,592

SHORT-TERM INVESTMENTS - 0.1%
Money Market Funds - 0.1%
122,154	Short-Term Investments Trust - Liquid Assets Portfolio - Institutional Class, 0.45% (b)	122,154
TOTAL SHORT-TERM INVESTMENTS - (Cost $122,154)		122,154
TOTAL INVESTMENTS - 99.9% (Cost $121,907,613)		122,681,746
Other Assets in Excess of Liabilities - 0.1%		144,931
NET ASSETS - 100.0%		$122,826,677

a)	Non-income producing security.
b)	Annualized seven-day yield as of March 31, 2016.

The cost basis of investments for federal income tax purposes at March 31, 2016 was as follows*:
Cost of investments	$121,907,613
Gross unrealized appreciation	5,435,691
Gross unrealized depreciation	(4,661,558)
Net unrealized appreciation	$774,133

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”).  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund  Services, LLC.

Victory CEMP US 500 Enhanced Volatility Wtd Index ETF
Schedule of Open Futures Contracts
March 31, 2016 (Unaudited)

Number of Contracts Purchased	Description	Notional Value	Unrealized Appreciation
2	S&P 500 E-Mini Future, June 2016	$205,150	$279
			$279

Victory CEMP Developed Enhanced Volatility Wtd Index ETF
Schedule of Investments
March 31, 2016 (Unaudited)

Shares	Security Description	Value
COMMON STOCKS - 25.4%
Australia - 1.1%
1,752	Amcor Ltd.	$19,272
4,578	AMP Ltd.	20,319
2,497	Asciano Ltd.	17,150
854	Australia & New Zealand Banking Group Ltd.	15,358
2,081	Brambles Ltd.	19,334
679	Caltex Australia Ltd.	17,707
635	CIMIC Group Ltd.	16,920
329	Commonwealth Bank of Australia	18,894
307	CSL Ltd.	23,872
4,469	Insurance Australia Group Ltd.	19,115
329	Macquarie Group Ltd.	16,667
854	National Australia Bank Ltd.	17,177
832	Newcrest Mining Ltd. (a)	10,817
2,015	QBE Insurance Group Ltd.	16,851
416	Ramsay Health Care Ltd.	19,567
2,081	Suncorp Group Ltd.	18,999
6,002	Telstra Corporation Ltd.	24,522
2,256	TPG Telecom Ltd.	19,611
768	Wesfarmers Ltd.	24,399
679	Westpac Banking Corporation	15,797
		372,348
Austria - 0.1%
482	Erste Group Bank AG (a)	13,547
Belgium - 0.5%
526	Ageas	20,871
153	Anheuser-Busch InBev SA/NV	19,020
438	Colruyt SA	25,518
285	Groupe Bruxelles Lambert SA	23,515
570	Proximus SADP	19,481
153	Solvay SA	15,347
416	Telenet Group Holding NV (a)	21,058
197	UCB SA	15,073
		159,883
Canada - 2.5%
2,200	Canadian Utilities Ltd. (a)	61,575
2,200	Fortis, Inc.	68,960
2,200	Gildan Activewear, Inc. (a)	67,080
2,200	Great-West Lifeco, Inc.	60,541
2,200	IGM Financial, Inc. (a)	66,267
197	Lululemon Athletica, Inc. (a)	13,339
2,200	Manulife Financial Corporation (a)	31,134
2,200	Metro, Inc. (a)	76,329
2,200	National Bank of Canada (a)	71,975
2,200	Power Financial Corporation	55,002
2,200	Saputo, Inc. (a)	70,535
2,200	Shaw Communications, Inc. (a)	42,501
2,200	Sun Life Financial, Inc. (a)	70,976
2,200	TELUS Corporation	71,620
		827,834
Denmark - 0.5%
285	Chr. Hansen Holding A/S	19,132
504	Danske Bank A/S	14,239
416	DSV A/S	17,317
88	Genmab A/S (a)	12,195
657	ISS A/S	26,376
285	Novo Nordisk A/S	15,459
307	Novozymes A/S	13,802
131	Pandora A/S	17,154
175	Vestas Wind System A/S	12,346
		148,020
Finland - 0.3%
329	Kone OYJ	15,858
416	Neste Oyj	13,690
2,147	Nokia OYJ	12,765
438	Sampo Oyj	20,803
1,359	Stora Enso Oyj	12,162
811	UPM-Kymmene OYJ	14,692
372	Wartsila OYJ Abp	16,835
		106,805
France - 2.4%
307	Accor SA	13,009
219	Aeroports de Paris	27,076
153	Air Liquide SA	17,217
197	Airbus Group SE	13,080
241	Atos SE	19,630
614	AXA SA	14,455
263	BNP Paribas SA	13,237
4,273	Bollore SA	16,600
1,008	Bureau Veritas SA	22,453
197	Cap Gemini SA	18,512
548	Carrefour SA	15,078
88	Christian Dior SE	15,962
351	Cie de Saint-Gobain	15,469
219	Cie Generale des Etablissements Michelin	22,411
1,008	CNP Assurances	15,720
1,074	Credit Agricole SA	11,632
285	Danone SA	20,272
263	Dassault Systemes	20,868
219	Eiffage SA	16,821
153	Essilor International SA	18,898
657	Eutelsat Communications SA	21,224
66	Hermes International	23,240
88	Iliad SA	22,646
110	Ingenico Group SA	12,636
416	JCDecaux SA	18,210
88	Kering	15,731
351	Legrand SA	19,669
110	L’Oreal SA	19,708
88	LVMH Moet Hennessy Louis Vuitton SE	15,070
2,147	Natixis SA	10,571
241	Numericable-SFR SA	10,144
833	Orange SA	14,592
175	Pernod Ricard SA	19,515
701	Peugeot SA (a)	12,013
263	Publicis Groupe SA	18,468
110	Renault SA	10,930
175	Sanofi	14,111
22	Sartorius Stedim Biotech	8,375
219	Schneider Electric SE	13,841
482	Scor SE	17,112
131	Societe BIC SA	19,706
285	Societe Generale SA	10,533
197	Sodexo SA	21,238
986	Suez Environnement Company	18,086
219	Thales SA	19,188
66	Valeo SA	10,274
789	Veolia Environnement SA	19,006
263	Vinci SA	19,593
		803,830
Germany - 1.6%
110	Allianz SE	17,893
219	BASF SE	16,522
153	Bayer AG	17,984
153	Bayerische Motoren Werk AG	14,050
219	Beiersdorf AG	19,772
307	Brenntag AG	17,537
1,315	Commerzbank AG	11,434
88	Continental AG	20,027
197	Daimler AG	15,102
197	Deutsche Boerse AG	16,810
701	Deutsche Post AG	19,479
1,030	Deutsche Telekom AG	18,489
635	Evonik Industries AG	19,050
219	Fresenius Medical Care AG & Company KGaA	19,398
263	Fresenius SE & KGaA	19,216
197	Hannover Rueck SE	22,955
153	Hochtief AG	18,724
964	Infineon Technologies AG	13,717
219	Kabel Deutschland Holding AG	24,546
110	Linde AG	16,028
197	Merck KGaA	16,434
131	Muenchener Rueckversicherungs-Gesellschaft AG	26,645
351	ProSiebenSat.1 Media AG	18,047
285	SAP SE	23,058
175	Siemens AG	18,549
307	Symrise AG	20,611
679	Talanx AG	23,187
329	United Internet AG	16,512
504	Vonovia SE	18,137
		539,913
Hong Kong - 2.1%
4,400	AIA Group Ltd.	24,929
4,400	Bank Of East Asia Ltd.	16,449
11,000	Beijing Enterprise Holdings Ltd.	60,194
11,000	BOC Hong Kong Holdings Ltd.	32,827
22,000	Cathay Pacific Airways Ltd.	38,059
22,000	Chow Tai Fook Jewellery Group Ltd.	13,755
22,000	CITIC Ltd.	33,465
4,400	Dairy Farm International Holdings, Ltd	26,576
44,000	Guangdong Investment Ltd.	55,643
26,000	Hanergy Thin Film Power Group Ltd. (Acquired 03/20/15 through 06/04/15, Cost $21,546.21) (a)(b)	570
2,200	Hang Seng Bank Ltd.	38,882
22,400	Hong Kong & China Gas Company Ltd.	41,870
2,200	Hong Kong Exchanges and Clearing Ltd.	52,977
4,400	Hongkong Land Holdings Ltd.	26,356
2,200	Jardine Strategic Holdings Ltd.	65,670
11,000	MTR Corporation Ltd.	54,451
22,000	New World Development Company Ltd.	20,958
8,800	Swire Properties Ltd.	23,766
11,000	Techtronic Industries Company Ltd.	43,462
33,000	WH Group Ltd. (Acquired 09/18/15 through 03/18/16, Cost $20,502) (c)	23,908
		694,767
Ireland - 0.5%
219	Accenture PLC	25,273
548	CRH PLC	15,474
219	DCC PLC	19,344
1,030	Experian PLC	18,418
88	Jazz Pharmaceuticals PLC (a)	11,488
263	Kerry Group PLC	24,528
131	Paddy Power Betfair PLC	18,260
241	Shire PLC	13,703
701	XL Group PLC	25,797
		172,285
Israel - 0.3%
4,506	Bank Hapoalim BM	23,392
6,605	Bezeq Israeli Telecommunication Corporation Ltd.	14,903
241	Check Point Software Technologies Ltd. (a)	21,080
241	Mobileye NV (a)	8,987
153	Taro Pharmaceutical Industries Ltd. (a)	21,917
241	Teva Pharmaceutical Industries Ltd.	13,005
		103,284
Italy - 0.4%
1,030	Assicurazioni Generali SpA	15,272
657	Atlantia SpA	18,219
351	EXOR SpA	12,581
4,032	Intesa Sanpaolo SpA	11,167
263	Luxottica Group SpA	14,515
2,200	Prada SpA	7,572
3,835	Snam SpA	24,023
4,076	Terna Rete Elettrica Nazionale SpA	23,260
2,454	UniCredit SpA	8,852
		135,461
Japan - 4.4%
2,200	Astellas Pharma, Inc.	29,253
2,200	Canon, Inc.	65,583
2,200	Chubu Electric Power Company, Inc.	30,719
2,200	Dai-ichi Life Insurance Company Ltd.	26,634
2,200	Daiichi Sankyo Company, Ltd.	48,918
2,200	Daiwa House Industry Company, Ltd.	61,888
2,200	Isuzu Motors Ltd.	22,715
2,200	ITOCHU Corporation	27,093
2,200	Japan Exchange Group, Inc.	33,700
2,200	KDDI Corporation	58,761
2,200	Komatsu Ltd.	37,453
2,200	Kubota Corporation	30,035
2,200	Kyowa Hakko Kirin Company Ltd.	35,108
2,200	M3, Inc.	55,359
4,400	Marubeni Corporation	22,284
2,200	Mazda Motor Corporation	34,140
2,200	Mitsubishi Corporation	37,258
2,200	Mitsubishi Motors Corporation	16,479
4,400	Mitsubishi UFJ Financial Group, Inc.	20,388
2,200	Mitsui & Company Ltd.	25,314
11,000	Mizuho Financial Group, Inc.	16,430
2,200	Nexon Company Ltd.	37,512
2,200	Nippon Paint Holdings Company Ltd.	48,811
2,200	Nippon Steel & Sumitomo Metal Corporation	42,262
2,200	Nissan Motor Company, Ltd.	20,359
4,400	Nomura Holdings, Inc.	19,661
2,200	NTT DOCOMO, Inc.	49,896
2,200	Obayashi Corporation	21,698
2,200	ORIX Corporation	31,384
2,200	Panasonic Corporation	20,203
2,200	Rakuten, Inc.	21,219
2,200	Renesas Electronics Corporation	14,153
4,400	Resona Holdings, Inc.	15,701
2,200	Ricoh Company Ltd.	22,402
2,200	Santen Pharmaceutical Company Ltd.	33,094
2,200	Seiko Epson Corporation	35,538
2,200	Sekisui House Ltd.	37,131
2,200	Shiseido Company Ltd.	49,104
2,200	Sumitomo Electric Industries Ltd.	26,761
2,200	T&D Holdings, Inc.	20,515
2,200	Tohoku Electric Power Company, Inc.	28,383
2,200	Tokyo Electric Power Company, Inc.	12,100
2,200	Toyota Tsusho Corporation	49,710
2,200	Unicharm Corporation	47,872
4,400	Yahoo Japan Corporation	18,727
		1,459,708
Netherlands - 0.4%
285	AerCap Holdings NV (a)	11,047
285	Akzo Nobel NV	19,426
131	ASML Holding NV	13,309
241	Heineken NV	21,843
811	Koninklijke Ahold NV	18,244
592	NN Group NV	19,370
263	Randstad Holding NV	14,577
504	Wolters Kluwer NV	20,118
		137,934
Norway - 0.3%
1,139	DNB ASA	13,469
1,205	Gjensidige Forsikring ASA	20,548
1,424	Marine Harvest ASA	21,942
2,914	Orkla ASA	26,394
394	Yara International ASA	14,827
		97,180
Portugal - 0.1%
5,763	EDP-Energias de Portugal SA	20,499
920	Jeronimo Martins SGPS SA	15,054
		35,553
Singapore - 0.7%
88	Broadcom Ltd.	13,596
8,800	CapitaLand Ltd.	20,044
2,200	Jardine Cycle & Carriage Ltd.	65,338
2,200	Keppel Corporation Ltd.	9,516
2,200	Oversea-Chinese Banking Corporation Ltd.	14,429
4,400	Singapore Airlines Ltd.	37,280
8,800	Singapore Technologies Engineering Ltd.	21,088
8,800	Singapore Telecommunications Ltd.	24,941
8,800	Wilmar International Ltd.	21,937
		228,169
Spain - 0.8%
1,271	Abertis Infraestructuras SA	20,899
482	ACS Actividades de Construccion y Servicios SA	14,364
197	Aena SA (Acquired 03/18/16, Cost $25,068) (a)(c)	25,432
482	Amadeus IT Holding SA	20,672
7,099	Banco de Sabadell SA	12,779
2,586	Banco Santander SA	11,400
3,155	Bankia SA	2,980
833	Enagas SA	25,038
986	Ferrovial SA	21,189
1,008	Gas Natural SDG SA	20,382
876	Grifols SA	19,507
3,900	Iberdrola SA	26,010
504	Industria de Diseno Textil SA	16,956
307	Red Electrica Corporation SA	26,654
		264,262
Sweden - 0.9%
833	Alfa Laval AB	13,637
767	Assa Abloy AB	15,135
526	Atlas Copco AB	13,237
131	Autoliv, Inc.	15,521
570	Hennes & Mauritz AB	19,006
416	Hexagon AB	16,193
460	L E Lundbergforetagen AB	25,158
351	Meda AB	6,533
1,534	Nordea Bank AB	14,739
1,468	Skandinaviska Enskilda Banken AB	14,023
745	Skanska AB	17,005
767	SKF AB	13,851
570	Svenska Cellulosa AB SCA	17,813
1,140	Svenska Handelsbanken AB	14,506
811	Swedbank AB	17,472
723	Swedish Match AB	24,544
1,556	Telefonaktiebolaget LM Ericsson	15,582
1,293	Volvo AB	14,191
		288,146
Switzerland - 1.9%
1,052	ABB Ltd.	20,503
131	Actelion Ltd.	19,577
219	Baloise Holding AG	27,832
219	Chubb Ltd.	26,094
219	Cie Financiere Richemont SA	14,474
811	Coca-Cola HBC AG	17,239
44	EMS-Chemie Holding AG	22,811
22	Galenica AG	33,084
351	Garmin Ltd.	14,026
66	Geberit AG	24,662
22	Givaudan SA	43,151
329	Julius Baer Group Ltd.	14,131
197	Kuehne + Nagel International AG	28,007
285	LafargeHolcim Ltd.	13,406
131	Lonza Group AG	22,166
351	Nestle SA	26,228
285	Novartis AG	20,659
44	Partners Group Holding AG	17,686
88	Roche Holdings AG	21,663
131	Schindler Holding AG	24,155
197	Sonova Holding AG	25,159
44	Swatch Group AG	15,242
88	Swiss Life Holding AG	23,401
263	Swiss Re AG	24,316
44	Swisscom AG	23,909
22	Syngenta AG	9,152
329	TE Connectivity Ltd.	20,372
898	UBS Group AG	14,466
		607,571
United Kingdom - 3.6%
789	Admiral Group PLC	22,471
263	Aon PLC	27,470
1,030	ARM Holdings PLC	15,000
460	Associated British Foods PLC	22,126
285	AstraZeneca PLC	15,974
2,454	Aviva PLC	16,075
1,424	Babcock International Group PLC	19,419
2,958	BAE Systems PLC	21,624
2,103	Barratt Developments PLC	16,929
329	Berkeley Group Holdings PLC	15,206
438	British American Tobacco PLC	25,729
2,892	BT Group PLC	18,297
855	Bunzl PLC	24,842
679	Burberry Group PLC	13,312
1,271	Compass Group PLC	22,417
175	Delphi Automotive PLC	13,128
898	Diageo PLC	24,267
4,119	Direct Line Insurance Group PLC	21,901
811	easyJet PLC	17,693
3,352	GKN PLC	13,904
811	Hargreaves Lansdown PLC	15,655
438	Imperial Brands PLC	24,301
2,323	Informa PLC	23,155
1,249	Inmarsat PLC	17,661
416	InterContinental Hotels Group PLC	17,154
416	Intertek Group PLC	18,922
5,587	ITV PLC	19,355
4,207	J. Sainsbury PLC	16,695
372	Johnson Matthey PLC	14,661
3,769	Kingfisher PLC	20,392
4,996	Legal & General Group PLC	16,877
329	London Stock Exchange Group PLC	13,325
3,352	Marks & Spencer Group PLC	19,556
3,199	Merlin Entertainments PLC (Acquired 03/18/16, Cost $21,512) (c)	21,296
197	Michael Kors Holdings Ltd. (a)	11,221
1,972	National Grid PLC	27,960
263	Next PLC	20,397
4,229	Old Mutual PLC	11,729
263	Pentair PLC	14,270
592	Persimmon PLC	17,728
351	Provident Financial PLC	14,947
701	Prudential PLC	13,099
241	Reckitt Benckiser Group PLC	23,295
1,139	RELX NV	19,888
1,315	RELX PLC	24,439
372	Rio Tinto PLC	10,448
3,243	Royal Mail PLC	22,390
1,775	RSA Insurance Group PLC	12,127
285	SABMiller PLC	17,421
2,213	Sage Group PLC	19,992
394	Schroders PLC	15,183
920	Severn Trent PLC	28,713
1,512	Sky PLC	22,237
1,205	Smith & Nephew PLC	19,868
1,052	SSE PLC	22,543
1,205	St James’s Place PLC	15,896
3,222	Standard Life PLC	16,478
6,179	Taylor Wimpey PLC	16,888
745	Travis Perkins PLC	19,549
482	Unilever PLC	21,824
1,928	United Utilities Group PLC	25,559
394	Whitbread PLC	22,409
833	WPP PLC	19,465
		1,194,752
TOTAL COMMON STOCKS (Cost $8,028,911)		8,391,252

SHORT-TERM INVESTMENTS - 74.4%
Money Market Funds - 74.4%
24,596,331	Short-Term Investments Trust - Liquid Assets Portfolio - Institutional Class, 0.45% (d)	24,596,331
TOTAL SHORT-TERM INVESTMENTS - (Cost $24,596,331)		24,596,331
TOTAL INVESTMENTS - 99.8% (Cost $32,625,242)		32,987,583
Other Assets in Excess of Liabilities - 0.2%		61,539
NET ASSETS - 100.0%		$33,049,122

a)	Non-income producing security.
b)	As of March 31, 2016, the Fund has fair valued this security. This security is deemed illiquid according to the Fund’s liquidity guidelines. The value of this security was $570 or 0.00% of net assets.
c)
Restricted securities as defined in Rule 144(a) and Regulation S under the Securities Act of 1933. Such securities are treated as liquid securities according to the Fund’s liquidity guidlelines. The value of those securities total $70,636.

d)	Annualized seven-day yield as of March 31, 2016.

The cost basis of investments for federal income tax purposes at March 31, 2016 was as follows*:
Cost of investments	$32,625,242
Gross unrealized appreciation	704,528
Gross unrealized depreciation	(342,187)
Net unrealized appreciation	$362,341

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.

Victory CEMP US EQ Income Enhanced Volatility Wtd Index ETF
Schedule of Investments
March 31, 2016 (Unaudited)

Shares		Security Description	Value
COMMON STOCKS - 99.5%
Aerospace & Defense - 0.9%
8,094		The Boeing Company	$1,027,452
Air Freight & Logistics - 1.4%
15,050		United Parcel Service, Inc.	1,587,323
Automobiles - 2.7%
80,158		Ford Motor Company	1,082,133
33,649		General Motors Company	1,057,588
18,669		Harley-Davidson, Inc.	958,280
			3,098,001
Banks - 5.6%
33,366		BB&T Corporation	1,110,087
54,425		Fifth Third Bancorp	908,353
17,268		JPMorgan Chase & Company	1,022,611
81,983		People’s United Financial, Inc.	1,305,989
107,619		Regions Financial Corporation	844,809
23,840		Wells Fargo & Company	1,152,903
			6,344,752
Beverages - 1.7%
42,172		The Coca-Cola Company	1,956,359
Capital Markets - 2.9%
11,064		Ameriprise Financial, Inc.	1,040,126
32,244		Invesco Ltd.	992,148
16,641		T. Rowe Price Group, Inc.	1,222,448
			3,254,722
Chemicals - 2.4%
16,988		CF Industries Holdings, Inc.	532,404
9,722		LyondellBasell Industries NV	832,009
16,608		The Dow Chemical Company	844,683
20,880		The Mosaic Company	563,760
			2,772,856
Commercial Services & Supplies - 1.3%
37,842		KAR Auction Services, Inc.	1,443,294
Communications Equipment - 0.9%
37,799		Cisco Systems, Inc.	1,076,138
Containers & Packaging - 2.0%
15,168		Packaging Corporation of America	916,147
28,535		Sonoco Products Company	1,385,945
			2,302,092
Diversified Financial Services - 1.0%
11,835		CME Group, Inc.	1,136,752
Diversified Telecommunication Services - 3.8%
46,169		AT&T, Inc.	1,808,440
26,841		CenturyLink, Inc.	857,838
30,125		Verizon Communications, Inc.	1,629,160
			4,295,438
Electric Utilities - 12.5%
21,448		American Electric Power Company, Inc.	1,424,147
17,846		Duke Energy Corporation	1,439,815
66,788		Exelon Corporation	2,395,018
43,656		Great Plains Energy, Inc.	1,407,906
43,277		OGE Energy Corporation	1,239,021
20,271		Pinnacle West Capital Corporation	1,521,744
32,336		Southern Company	1,672,741
28,884		Westar Energy, Inc.	1,432,935
38,270		Xcel Energy, Inc.	1,600,452
			14,133,779
Electrical Equipment - 2.1%
17,872		Eaton Corporation PLC	1,118,072
23,353		Emerson Electric Company	1,269,936
			2,388,008
Food & Staples Retailing - 1.1%
17,850		Wal-Mart Stores, Inc.	1,222,546
Food Products - 2.9%
25,712		Archer-Daniels-Midland Company	933,603
14,007		Bunge Ltd.	793,776
25,414		General Mills, Inc.	1,609,977
			3,337,356
Gas Utilities - 0.7%
33,739		Questar Corporation	836,727
Hotels, Restaurants & Leisure - 2.9%
16,843		Darden Restaurants, Inc.	1,116,691
13,547		Las Vegas Sands Corporation	700,109
11,893		McDonald’s Corporation	1,494,712
			3,311,512
Household Products - 1.4%
19,136		Procter & Gamble Company	1,575,084
Insurance - 8.0%
24,074		American Financial Group, Inc.	1,694,087
38,145		Arthur J Gallagher & Company	1,696,689
22,205		Cincinnati Financial Corporation	1,451,319
23,021		MetLife, Inc.	1,011,543
78,370		Old Republic International Corporation	1,432,604
23,780		Principal Financial Group, Inc.	938,121
12,513		Prudential Financial, Inc.	903,689
			9,128,052
IT Services - 3.3%
8,337		International Business Machines Corporation	1,262,639
26,500		Paychex, Inc.	1,431,265
53,825		The Western Union Company	1,038,284
			3,732,188
Machinery - 2.7%
9,521		Cummins, Inc.	1,046,739
12,501		Deere & Company	962,452
19,920		PACCAR, Inc.	1,089,425
			3,098,616
Multiline Retail - 2.0%
13,781		Kohl’s Corporation	642,332
18,339		Macy’s, Inc.	808,567
14,066		Nordstrom, Inc.	804,716
			2,255,615
Multi-Utilities - 11.4%
19,504		Alliant Energy Corporation	1,448,757
29,427		Ameren Corporation	1,474,293
20,894		Consolidated Edison, Inc.	1,600,898
22,745		Dominion Resources, Inc.	1,708,604
16,512		DTE Energy Company	1,496,978
29,485		Public Service Enterprise Group, Inc.	1,389,923
20,703		SCANA Corporation	1,452,316
31,151		TECO Energy, Inc.	857,587
24,699		WEC Energy Group, Inc.	1,483,669
			12,913,025
Oil, Gas & Consumable Fuels - 3.2%
12,486		Exxon Mobil Corporation	1,043,705
17,090		Marathon Petroleum Corporation	635,406
17,391		ONEOK, Inc.	519,295
42,893		Plains GP Holdings LP	372,740
11,643		Targa Resources Corporation	347,660
11,179		Valero Energy Corporation	717,021
			3,635,827
Paper & Forest Products - 0.9%
24,433		International Paper Company	1,002,730
Pharmaceuticals - 2.9%
13,514		AbbVie, Inc.	771,920
22,898		Merck & Company, Inc.	1,211,533
42,421		Pfizer, Inc.	1,257,358
			3,240,811
Road & Rail - 0.9%
11,867		Norfolk Southern Corporation	987,928
Semiconductors & Semiconductor Equipment - 4.1%
15,198		Analog Devices, Inc.	899,569
34,431		Intel Corporation	1,113,843
13,044		KLA-Tencor Corporation	949,734
20,569		Microchip Technology, Inc.	991,426
14,073		QUALCOMM, Inc.	719,693
			4,674,265
Software - 2.2%
40,168		CA, Inc.	1,236,773
67,884		Symantec Corporation	1,247,708
			2,484,481
Specialty Retail - 2.3%
23,010		Best Buy Company, Inc.	746,444
12,252		L Brands, Inc.	1,075,848
26,794		The Gap, Inc.	787,744
			2,610,036
Technology Hardware, Storage & Peripherals - 1.8%
61,207		HP, Inc.	754,070
17,595		Seagate Technology PLC	606,148
13,736		Western Digital Corporation	648,889
			2,009,107
Textiles, Apparel & Luxury Goods - 0.8%
21,237		Coach, Inc.	851,391
Tobacco - 2.8%
23,653		Altria Group, Inc.	1,482,097
16,835		Philip Morris International, Inc.	1,651,682
			3,133,779
TOTAL COMMON STOCKS (Cost $110,174,292)			112,858,042

SHORT-TERM INVESTMENTS - 0.3%
Money Market Funds - 0.3%
364,671		Short-Term Investments Trust - Liquid Assets Portfolio - Institutional Class, 0.45% (a)	364,671
TOTAL SHORT-TERM INVESTMENTS - (Cost $364,671)			364,671
TOTAL INVESTMENTS - 99.8% (Cost $110,538,963)			113,222,713
Other Assets in Excess of Liabilities - 0.2%			222,923
NET ASSETS - 100.0%			$113,445,636

	a)	Annualized seven-day yield as of March 31, 2016.

The cost basis of investments for federal income tax purposes at March 31, 2016 was as follows*:
Cost of investments	$110,538,963
Gross unrealized appreciation	5,033,802
Gross unrealized depreciation	(2,350,052)
Net unrealized appreciation	$2,683,750

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund Services, LLC.

Victory CEMP US EQ Income Enhanced Volatility Wtd Index ETF
Schedule of Open Futures Contracts
March 31, 2016 (Unaudited)

Number of Contracts Purchased	Description	Notional Value	Unrealized Appreciation
4	S&P 500 E-Mini Future, June 2016	$410,300	$4,221
			$4,221

Victory CEMP US Small Cap Volatility Wtd Index ETF
Schedule of Investments
March 31, 2016 (Unaudited)

Shares	Security Description	Value
COMMON STOCKS - 99.7%
Aerospace & Defense - 0.8%
353	Astronics Corporation (a)	$13,467
206	Esterline Technologies Corporation (a)	13,198
416	Moog, Inc. (a)	19,003
277	National Presto Industries, Inc.	23,196
603	TASER International, Inc. (a)	11,837
		80,701
Air Freight & Logistics - 0.6%
1,440	Air Transport Services Group, Inc. (a)	22,147
496	Forward Air Corporation	22,479
513	Hub Group, Inc. (a)	20,925
		65,551
Airlines - 0.7%
100	Allegiant Travel Company	17,806
327	Hawaiian Holdings, Inc. (a)	15,431
702	SkyWest, Inc.	14,033
594	Virgin America, Inc. (a)	22,905
		70,175
Auto Components -1.8%
900	American Axle & Manufacturing Holdings, Inc. (a)	13,851
290	Cooper Standard Holding, Inc. (a)	20,834
539	Cooper Tire & Rubber Company	19,954
418	Dorman Products, Inc. (a)	22,748
409	Drew Industries, Inc.	26,364
393	Gentherm, Inc. (a)	16,345
925	Metaldyne Performance Group, Inc.	15,549
519	Standard Motor Products, Inc.	17,983
342	Tenneco, Inc. (a)	17,616
133	Visteon Corporation	10,585
		181,829
Automobiles - 0.3%
429	Thor Industries, Inc.	27,357
Banks - 13.7%
1,303	Associated Banc-Corp	23,376
1,076	BancorpSouth, Inc.	22,930
414	Bank of Hawaii Corporation	28,268
571	Banner Corporation	24,005
1,392	BBCN Bancorp, Inc.	21,144
1,088	BNC Bancorp	22,979
2,115	Boston Private Financial Holdings, Inc.	24,217
816	Capital Bank Financial Corporation	25,174
825	Cathay General Bancorp	23,372
768	Chemical Financial Corporation	27,410
798	Columbia Banking System, Inc.	23,876
713	Community Bank Systems, Inc.	27,244
350	Cullen/Frost Bankers, Inc.	19,288
1,500	CVB Financial Corporation	26,175
479	Eagle Bancorp, Inc. (a)	22,992
95	First Citizens BancShares, Inc.	23,852
1,431	First Financial Bancorp	26,016
756	First Financial Bankshares, Inc.	22,362
1,013	First Interstate BancSystem, Inc.	28,496
1,340	First Merchants Corporation	31,584
1,406	First Midwest Bancorp, Inc.	25,336
1,914	FNB Corporation	24,901
1,927	Fulton Financial Corporation	25,783
890	Glacier Bancorp, Inc.	22,624
770	Great Western Bancorp, Inc.	20,998
796	Hancock Holding Company	18,276
1,069	Hilltop Holdings, Inc. (a)	20,183
566	Home BancShares, Inc.	23,178
430	IBERIABANK Corporation	22,046
542	Independent Bank Corporation	24,910
865	International Bancshares Corporation	21,331
755	MB Financial, Inc.	24,500
2,078	National Penn Bancshares, Inc.	22,110
1,028	NBT Bancorp, Inc.	27,705
2,100	Old National Bancorp	25,599
574	Opus Bank	19,516
263	Park National Corporation	23,670
456	Pinnacle Financial Partners, Inc.	22,371
527	PrivateBancorp, Inc.	20,342
420	Prosperity Bancshares, Inc.	19,484
843	Renasant Corporation	27,743
585	ServisFirst Bancshares, Inc.	25,974
490	Simmons First National Corporation	22,084
411	South State Corporation	26,399
1,391	Talmer Bancorp, Inc.	25,163
1,819	TCF Financial Corporation	22,301
447	Texas Capital Bancshares, Inc. (a)	17,156
1,467	Towne Bank	28,152
1,202	Trustmark Corporation	27,682
483	UMB Financial Corporation	24,937
1,125	Union Bankshares Corporation	27,709
715	United Bankshares, Inc.	26,240
1,305	United Community Banks, Inc.	24,103
2,933	Valley National Bancorp	27,981
981	WesBanco, Inc.	29,145
513	Westamerica Bancorporation	24,988
548	Wintrust Financial Corporation	24,298
		1,381,678
Beverages - 0.5%
82	Coca-Cola Bottling Company Consolidated	13,100
393	National Beverage Corporation (a)	16,632
108	The Boston Beer Company, Inc. (a)	19,988
		49,720
Biotechnology - 0.6%
593	Insys Therapeutics, Inc. (a)	9,482
135	Ligand Pharmaceuticals, Inc. (a)	14,457
1,199	MiMedx Group, Inc. (a)	10,480
482	Myriad Genetics, Inc. (a)	18,041
389	Repligen Corporation (a)	10,433
		62,893
Building Products - 1.7%
765	AAON, Inc.	21,420
207	American Woodmark Corporation (a)	15,440
373	Apogee Enterprises, Inc.	16,371
554	Gibraltar Industries, Inc. (a)	15,844
1,605	Griffon Corporation	24,797
305	Patrick Industries, Inc. (a)	13,844
862	Simpson Manufacturing Company, Inc.	32,903
323	Trex Company, Inc. (a)	15,481
214	Universal Forest Products, Inc.	18,366
		174,466
Capital Markets - 2.8%
656	Artisan Partners Asset Management, Inc.	20,231
2,208	BGC Partners, Inc.	19,982
687	Cohen & Steers, Inc.	26,738
440	Evercore Partners, Inc.	22,770
893	Federated Investors, Inc.	25,763
593	Financial Engines, Inc.	18,638
484	Gamco Investors, Inc.	17,937
542	HFF, Inc.	14,921
1,341	Janus Capital Group, Inc.	19,619
487	LPL Financial Holdings, Inc.	12,078
828	Moelis & Company	23,375
1,346	NorthStar Asset Management Group, Inc.	15,277
585	Stifel Financial Corporation (a)	17,316
610	Waddell & Reed Financial, Inc.	14,359
851	WisdomTree Investments, Inc.	9,727
		278,731
Chemicals - 2.3%
320	Balchem Corporation	19,846
1,118	Calgon Carbon Corporation	15,674
819	Chemtura Corporation (a)	21,622
1,015	FutureFuel Corporation	11,967
640	HB Fuller Company	27,168
800	Huntsman Corporation	10,640
514	Innospec, Inc.	22,287
314	Minerals Technologies, Inc.	17,851
682	PolyOne Corporation	20,631
251	Quaker Chemical Corporation	21,300
453	Sensient Technologies Corporation	28,747
327	Stepan Company	18,080
		235,813
Commercial Services & Supplies - 3.9%
999	ABM Industries, Inc.	32,278
391	Deluxe Corporation	24,434
400	G&K Services, Inc.	29,300
825	Healthcare Services Group, Inc.	30,368
834	Herman Miller, Inc.	25,762
586	HNI Corporation	22,954
950	Interface, Inc.	17,613
1,048	Knoll, Inc.	22,689
589	Matthews International Corporation	30,316
846	McGrath RentCorp	21,218
424	MSA Safety, Inc.	20,500
277	Multi-Color Corporation	14,778
1,084	Steelcase, Inc.	16,173
591	Team, Inc. (a)	17,955
254	UniFirst Corporation	27,716
466	US Ecology, Inc.	20,578
712	West Corporation	16,248
		390,880
Communications Equipment - 1.6%
1,230	ADTRAN, Inc.	24,870
860	CalAmp Corporation (a)	15,420
956	Finisar Corporation (a)	17,437
883	Infinera Corporation (a)	14,181
436	InterDigital, Inc.	24,263
364	NETGEAR, Inc. (a)	14,695
378	Plantronics, Inc.	14,814
1,759	Polycom, Inc. (a)	19,613
481	Ubiquiti Networks, Inc. (a)	16,003
		161,296
Construction & Engineering - 1.1%
574	Comfort Systems USA, Inc.	18,236
234	Dycom Industries, Inc. (a)	15,133
614	EMCOR Group, Inc.	29,840
1,161	KBR, Inc.	17,972
672	Primoris Services Corporation	16,330
769	Tutor Perini Corporation (a)	11,950
		109,461
Construction Materials - 0.2%
272	Eagle Materials, Inc.	19,070
Consumer Finance - 0.7%
318	First Cash Financial Services, Inc.	14,647
547	Nelnet, Inc.	21,536
413	PRA Group, Inc. (a)	12,138
2,973	SLM Corporation (a)	18,908
		67,229
Containers & Packaging - 0.2%
531	Greif, Inc.	17,390
Distributors - 0.2%
238	Core-Mark Holding Company, Inc.	19,411
Diversified Consumer Services - 0.2%
513	Grand Canyon Education, Inc. (a)	21,926
Diversified Telecommunication Services - 0.4%
4,181	Cincinnati Bell, Inc (a)	16,180
824	Inteliquent, Inc.	13,225
2,864	Vonage Holdings Corporation (a)	13,089
		42,494
Electric Utilities - 1.9%
528	ALLETE, Inc.	29,605
932	Cleco Corporation	51,456
681	El Paso Electric Company	31,244
584	MGE Energy, Inc.	30,514
936	Otter Tail Corporation	27,724
602	The Empire District Electric Company	19,896
		190,439
Electrical Equipment - 0.9%
394	AZZ, Inc.	22,300
448	Encore Wire Corporation	17,441
362	EnerSys	20,171
588	Franklin Electric Company, Inc.	18,916
381	Generac Holdings, Inc. (a)	14,188
		93,016
Electronic Equipment, Instruments & Components - 4.1%
368	Anixter International, Inc. (a)	19,176
2,273	AVX Corporation	28,572
338	Badger Meter, Inc.	22,480
1,045	Benchmark Electronics, Inc. (a)	24,087
184	Coherent, Inc. (a)	16,910
188	ePlus, Inc. (a)	15,136
614	Fitbit, Inc. (a)	9,302
929	II-VI, Inc. (a)	20,169
715	Insight Enterprises, Inc. (a)	20,478
186	Littelfuse, Inc.	22,898
1,146	Mercury Systems, Inc. (a)	23,264
411	Methode Electronics, Inc.	12,018
360	MTS Systems Corporation	21,906
480	Newport Corporation (a)	11,040
194	OSI Systems, Inc. (a)	12,705
446	Plexus Corporation (a)	17,626
748	Rofin-Sinar Technologies, Inc. (a)	24,100
288	Rogers Corporation (a)	17,243
729	Sanmina Corporation (a)	17,044
422	ScanSource, Inc. (a)	17,040
242	Tech Data Corporation (a)	18,578
761	VeriFone Systems, Inc. (a)	21,491
		413,263
Energy Equipment & Services - 0.5%
288	Dril-Quip, Inc. (a)	17,441
544	Oceaneering International, Inc.	18,083
421	Oil States International, Inc. (a)	13,270
		48,794
Food & Staples Retailing - 1.3%
412	Ingles Markets, Inc.	15,450
279	PriceSmart, Inc.	23,598
1,117	Smart & Final Stores, Inc. (a)	18,095
539	SpartanNash Company	16,337
2,207	SUPERVALU, Inc. (a)	12,712
501	The Fresh Market, Inc. (a)	14,294
303	United Natural Foods, Inc. (a)	12,211
507	Weis Markets, Inc.	22,845
		135,542
Food Products - 2.0%
606	B&G Foods, Inc.	21,095
297	Calavo Growers, Inc.	16,947
285	Cal-Maine Foods, Inc.	14,794
293	J&J Snack Foods Corporation	31,726
219	John B Sanfilippo & Son, Inc.	15,131
245	Lancaster Colony Corporation	27,089
215	Sanderson Farms, Inc.	19,389
639	Snyder’s-Lance, Inc.	20,116
1,052	Tootsie Roll Industries, Inc.	36,756
		203,043
Gas Utilities - 0.2%
349	Chesapeake Utilities Corporation	21,977

Health Care Equipment & Supplies - 3.0%
336	Abaxis, Inc.	15,251
297	Analogic Corporation	23,466
376	Anika Therapeutics, Inc. (a)	16,815
68	Atrion Corporation	26,884
312	Cantel Medical Corporation	22,264
472	CONMED Corporation	19,796
801	Globus Medical, Inc. (a)	19,024
199	ICU Medical, Inc. (a)	20,716
393	Inogen, Inc. (a)	17,677
519	Masimo Corporation (a)	21,715
1,238	Meridian Bioscience, Inc.	25,515
702	Merit Medical Systems, Inc. (a)	12,980
470	Natus Medical, Inc. (a)	18,062
314	Neogen Corporation (a)	15,810
455	NuVasive, Inc. (a)	22,136
117	Nuvectra Corporation (a)	635
		298,746
Health Care Providers & Services - 2.8%
578	Aceto Corporation	13,618
134	Adeptus Health, Inc. (a)	7,442
402	Air Methods Corporation (a)	14,561
328	AMN Healthcare Services, Inc. (a)	11,024
158	Chemed Corporation	21,401
632	CorVel Corporation (a)	24,913
428	Diplomat Pharmacy, Inc. (a)	11,727
641	HealthEquity, Inc. (a)	15,814
455	LHC Group, Inc. (a)	16,180
248	Lifepoint Health, Inc. (a)	17,174
468	National HealthCare Corporation	29,156
747	Owens & Minor, Inc.	30,194
535	PharMerica Corporation (a)	11,829
1,382	Select Medical Holdings Corporation (a)	16,321
813	The Ensign Group, Inc.	18,406
416	US Physical Therapy, Inc.	20,688
		280,448
Health Care Technology - 0.9%
269	Computer Programs & Systems, Inc.	14,020
836	HealthStream, Inc. (a)	18,467
778	HMS Holdings Corporation (a)	11,164
665	Inovalon Holdings, Inc. (a)	12,316
742	Omnicell, Inc. (a)	20,680
859	Quality Systems, Inc.	13,091
		89,738
Hotels, Restaurants & Leisure - 4.9%
63	Biglari Holdings, Inc. (a)	23,418
485	BJ’s Restaurants, Inc. (a)	20,161
1,136	Bloomin’ Brands, Inc.	19,164
524	Bob Evans Farms, Inc.	24,466
501	Brinker International, Inc.	23,021
104	Buffalo Wild Wings, Inc. (a)	15,404
451	Choice Hotels International, Inc.	24,377
452	Dave & Buster’s Entertainment, Inc. (a)	17,529
2,274	Denny’s Corporation (a)	23,559
526	Diamond Resorts International, Inc. (a)	12,782
285	DineEquity, Inc.	26,628
466	Fiesta Restaurant Group, Inc. (a)	15,275
1,136	Interval Leisure Group, Inc.	16,404
256	Jack in The Box, Inc,	16,351
1,414	Krispy Kreme Doughnuts, Inc. (a)	22,044
240	Marriott Vacations Worldwide Corporation	16,200
333	Papa John’s International, Inc.	18,045
438	Popeyes Louisiana Kitchen, Inc. (a)	22,802
273	Red Robin Gourmet Burgers, Inc. (a)	17,600
1,452	Ruths Hospitality Group, Inc.	26,731
527	Sonic Corporation	18,529
536	Texas Roadhouse, Inc.	23,359
529	The Cheesecake Factory, Inc.	28,085
2,368	Wendy’s Company	25,787
		497,721
Household Durables - 2.4%
194	Cavco Industries, Inc. (a)	18,131
617	Ethan Allen Interiors, Inc.	19,633
208	Helen of Troy Ltd. (a)	21,568
549	Installed Building Products, Inc. (a)	14,609
571	iRobot Corporation (a)	20,156
1,123	KB Home	16,036
722	La-Z-Boy, Inc.	19,306
888	MDC Holdings, Inc.	22,253
435	Meritage Homes Corporation (a)	15,860
1,218	Taylor Morrison Home Corporation (a)	17,198
1,659	TRI Pointe Group, Inc. (a)	19,543
307	Tupperware Brands Corporation	17,800
355	Universal Electronics, Inc. (a)	22,007
		244,100
Household Products - 0.3%
277	WD-40 Company	29,919
Independent Power Producers & Energy Traders - 0.2%
632	Ormat Technologies, Inc.	26,064
Insurance - 4.0%
1,151	American Equity Investment Life Holding Company	19,337
316	American National Insurance Company	36,498
511	AMERISAFE, Inc.	26,848
594	Employers Holdings, Inc.	16,715
442	FBL Financial Group, Inc.	27,192
849	Horace Mann Educators Corporation	26,905
588	Kemper Corporation	17,387
531	Mercury General Corporation	29,471
1,074	National General Holdings Corporation	23,188
391	Navigators Group, Inc. (a)	32,793
465	Primerica, Inc.	20,706
844	ProAssurance Corporation	42,706
423	RLI Corporation	28,282
747	Selective Insurance Group, Inc.	27,348
548	United Fire Group, Inc.	24,013
		399,389
Internet & Catalog Retail - 0.5%
345	HSN, Inc.	18,047
636	Lands’ End, Inc. (a)	16,224
630	Nutrisystem, Inc.	13,148
		47,419
Internet Software & Services - 1.3%
443	GrubHub, Inc. (a)	11,133
340	LogMeIn, Inc. (a)	17,156
1,194	NIC, Inc.	21,528
564	Rackspace Hosting, Inc. (a)	12,177
262	Shutterstock, Inc. (a)	9,623
387	SPS Commerce, Inc. (a)	16,618
1,003	Web.com Group, Inc. (a)	19,879
324	WebMD Health Corporation (a)	20,292
		128,406
IT Services - 3.1%
197	CACI International, Inc. (a)	21,020
610	Cardtronics, Inc. (a)	21,954
463	Cass Information Systems, Inc.	24,238
877	Convergys Corporation	24,354
564	CSG Systems International, Inc.	25,470
463	ExlService Holdings, Inc. (a)	23,984
901	ManTech International Corporation	28,823
552	NeuStar, Inc. (a)	13,579
848	Perficient, Inc. (a)	18,419
455	Science Applications International Corporation	24,270
874	Sykes Enterprises, Inc. (a)	26,377
924	TeleTech Holdings, Inc.	25,650
513	Virtusa Corporation (a)	19,217
244	WEX, Inc. (a)	20,340
		317,695
Leisure Products - 0.3%
561	Smith & Wesson Holdings Corporation (a)	14,934
210	Sturm Ruger & Company, Inc.	14,360
		29,294
Life Sciences Tools & Services - 0.6%
319	Cambrex Corporation (a)	14,036
363	INC Research Holdings, Inc. (a)	14,959
898	Luminex Corporation (a)	17,421
330	PRA Health Sciences, Inc. (a)	14,111
		60,527
Machinery - 5.2%
340	Alamo Group, Inc.	18,941
950	Altra Industrial Motion Corporation	26,391
295	American Railcar Industries, Inc.	12,015
417	Astec Industries, Inc.	19,461
689	Barnes Group, Inc.	24,136
434	CLARCOR, Inc.	25,081
452	Crane Company	24,345
783	ESCO Technologies, Inc.	30,521
1,244	Federal Signal Corporation	16,495
434	Greenbrier Companies, Inc.	11,996
851	Hillenbrand, Inc.	25,488
342	Hyster-Yale Materials Handling, Inc.	22,777
327	John Bean Technologies Corporation	18,446
926	Mueller Industries, Inc.	27,243
2,311	Mueller Water Products, Inc.	22,833
435	Oshkosh Corporation	17,779
257	Proto Labs, Inc. (a)	19,812
350	RBC Bearings, Inc. (a)	25,641
980	Rexnord Corporation (a)	19,816
312	Standex International Corporation	24,277
675	Sun Hydraulics Corporation	22,403
450	Terex Corporation	11,196
685	Trinity Industries, Inc.	12,542
1,392	Wabash National Corporation (a)	18,374
434	Woodward, Inc.	22,577
		520,586
Marine - 0.2%
484	Matson, Inc.	19,442
Media - 1.3%
604	AMC Entertainment Holdings, Inc.	16,906
1,768	Entravision Communications Corporation	13,154
1,006	Gray Television, Inc. (a)	11,790
519	John Wiley & Sons, Inc.	25,374
416	Meredith Corporation	19,760
305	Nexstar Broadcasting Group, Inc.	13,502
548	Sinclair Broadcast Group, Inc.	16,851
483	Starz (a)	12,718
		130,055
Metals & Mining - 0.2%
350	Compass Minerals International, Inc.	24,801
Multi-Utilities - 0.7%
808	Avista Corporation	32,950
554	NorthWestern Corporation	34,210
		67,160
Oil, Gas & Consumable Fuels - 0.4%
1,341	Dorian LPG Ltd. (a)	12,605
411	SemGroup Corporation	9,206
494	Western Refining, Inc.	14,371
		36,182
Paper & Forest Products - 1.3%
640	Boise Cascade Company (a)	13,261
374	Clearwater Paper Corporation (a)	18,143
588	Domtar Corporation	23,814
776	KapStone Paper & Packaging Corporation	10,747
400	Neenah Paper, Inc.	25,464
838	PH Glatfelter Company	17,372
709	Schweitzer-Mauduit International, Inc.	22,319
		131,120
Personal Products - 0.4%
630	Inter Parfums, Inc.	19,467
317	Nu Skin Enterprises, Inc.	12,125
85	USANA Health Sciences, Inc. (a)	10,321
		41,913
Pharmaceuticals - 0.6%
435	Lannet Company, Inc. (a)	7,800
562	Phibro Animal Health Corporation	15,196
382	Prestige Brands Holdings, Inc. (a)	20,395
730	Sucampo Pharmaceuticals, Inc. (a)	7,979
614	Supernus Pharmaceuticals, Inc. (a)	9,363
		60,733
Professional Services - 2.7%
320	CEB, Inc.	20,714
590	Exponent, Inc.	30,096
446	FTI Consulting, Inc. (a)	15,837
245	Huron Consulting Group, Inc. (a)	14,257
725	ICF International, Inc. (a)	24,918
424	Insperity, Inc.	21,934
1,220	Kelly Services, Inc.	23,326
922	Korn/Ferry International	26,083
462	Mistras Group, Inc. (a)	11,444
1,503	Navigant Consulting, Inc. (a)	23,762
579	On Assignment, Inc. (a)	21,377
608	TrueBlue, Inc. (a)	15,899
382	WageWorks, Inc. (a)	19,333
		268,980
Road & Rail - 1.1%
1,087	Heartland Express, Inc.	20,164
666	Knight Transportation, Inc.	17,416
410	Landstar System, Inc.	26,490
481	Saia, Inc. (a)	13,540
747	Swift Transportation Company (a)	13,916
668	Werner Enterprises, Inc.	18,143
		109,669
Semiconductors & Semiconductor Equipment - 2.6%
254	Ambarella, Inc. (a)	11,354
622	Cabot Microelectronics Corporation	25,446
333	Cirrus Logic, Inc. (a)	12,125
940	Diodes, Inc. (a)	18,894
1,635	Entegris, Inc. (a)	22,269
580	Integrated Device Technology, Inc. (a)	11,855
800	MKS Instrument, Inc.	30,120
360	Monolithic Power Systems, Inc.	22,910
1,986	Photronics, Inc. (a)	20,674
428	Power Integrations, Inc.	21,254
945	Rambus, Inc. (a)	12,994
432	Silicon Laboratories, Inc. (a)	19,423
125	Synaptics, Inc. (a)	9,967
705	Tessera Technologies, Inc.	21,855
		261,140
Software - 1.9%
608	Aspen Technology, Inc. (a)	21,967
335	Blackbaud, Inc.	21,068
381	Ebix, Inc.	15,541
153	Ellie Mae, Inc. (a)	13,868
87	MicroStrategy, Inc. (a)	15,636
819	Monotype Imaging Holdings, Inc.	19,591
357	Paycom Software, Inc. (a)	12,709
722	Pegasystems, Inc.	18,324
423	Qualys, Inc. (a)	10,706
469	Synchronoss Technologies, Inc. (a)	15,168
2,875	TiVo, Inc. (a)	27,341
		191,919
Specialty Retail - 4.0%
496	Aaron’s, Inc.	12,450
985	American Eagle Outfitters, Inc.	16,420
260	Asbury Automotive Group, Inc. (a)	15,558
666	Caleres, Inc.	18,841
608	CST Brands, Inc.	23,280
714	DSW, Inc.	19,735
832	Express, Inc. (a)	17,813
480	Five Below, Inc. (a)	19,843
867	Francesca’s Holdings Corporation (a)	16,612
259	Genesco, Inc. (a)	18,713
386	GNC Holdings, Inc.	12,256
837	Guess?, Inc.	15,711
482	Hibbett Sports, Inc. (a)	17,304
192	Lithia Motors, Inc.	16,767
272	Mattress Firm Holding Corporation (a)	11,530
371	Monro Muffler Brake, Inc.	26,515
326	Murphy USA, Inc. (a)	20,033
326	Restoration Hardware Holdings, Inc. (a)	13,659
979	Sonic Automotive, Inc.	18,092
618	The Buckle, Inc.	20,932
549	The Cato Corporation	21,164
1,073	Tile Shop Holdings, Inc. (a)	15,998
545	Vitamin Shoppe, Inc. (a)	16,873
		406,099
Technology Hardware, Storage & Peripherals - 0.5%
626	Electronics For Imaging, Inc. (a)	26,536
873	QLogic Corporation (a)	11,733
339	Super Micro Computer, Inc. (a)	11,553
		49,822
Textiles, Apparel & Luxury Goods - 0.9%
185	Fossil Group, Inc. (a)	8,218
269	G-III Apparel Group, Ltd. (a)	13,151
445	Movado Group, Inc.	12,251
558	Steven Madden Ltd. (a)	20,668
726	Tumi Holdings, Inc. (a)	19,471
956	Wolverine World Wide, Inc.	17,610
		91,369
Thrifts & Mortgage Finance - 3.5%
1,600	Astoria Financial Corporation	25,344
2,556	Beneficial Bancorp, Inc. (a)	34,992
494	BofI Holding, Inc. (a)	10,542
3,134	Capitol Federal Financial, Inc.	41,557
1,123	Essent Group Ltd. (a)	23,358
1,647	EverBank Financial Corporation	24,853
1,112	Flagstar Bancorp, Inc. (a)	23,864
82	LendingTree, Inc (a)	8,018
2,458	MGIC Investment Corporation (a)	18,853
2,571	Northwest Bancshares, Inc.	34,734
1,526	Provident Financial Services, Inc.	30,810
1,798	Radian Group, Inc.	22,295
1,251	Washington Federal, Inc.	28,335
838	WSFS Financial Corporation	27,252
		354,807
Tobacco - 0.3%
1,403	Vector Group Ltd.	32,045
Trading Companies & Distributors - 1.5%
675	Applied Industrial Technologies, Inc.	29,295
1,109	BMC Stock Holdings, Inc. (a)	18,432
411	GATX Corporation	19,522
837	Kaman Corporation	35,731
911	Rush Enterprises, Inc. (a)	16,617
609	Textainer Group Holdings Ltd.	9,038
375	WESCO International, Inc. (a)	20,501
		149,136
Water Utilities - 0.7%
607	American States Water Company	23,892
868	California Water Service Group	23,193
683	SJW Corporation	24,827
		71,912
Wireless Telecommunication Services - 0.2%
658	Shenandoah Telecommunications Company	17,602
TOTAL COMMON STOCKS (Cost $10,256,089)		10,050,103

SHORT-TERM INVESTMENTS - 0.2%
Money Market Funds - 0.2%
16,577	Short-Term Investments Trust - Liquid Assets Portfolio - Institutional Class, 0.45% (b)	16,577
TOTAL SHORT-TERM INVESTMENTS - (Cost $16,577)		16,577
TOTAL INVESTMENTS - 99.9% (Cost $10,272,666)		10,066,680
Other Assets in Excess of Liabilities - 0.1%		10,212
NET ASSETS - 100.0%		$10,076,892

a)	Non-income producing security.
b)	Annualized seven-day yield as of March 31, 2016.

The cost basis of investments for federal income tax purposes at March 31, 2016 was as follows*:
Cost of investments	$10,272,666
Gross unrealized appreciation	244,781
Gross unrealized depreciation	(450,767)
Net unrealized depreciation	$(205,986)

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”).  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund  Services, LLC.

Victory CEMP International Volatility Wtd Index ETF
Schedule of Investments
March 31, 2016 (Unaudited)

Shares	Security Description	Value
COMMON STOCKS - 99.2%
Australia - 4.4%
1,997	Amcor Ltd.	$21,967
5,466	AMP Ltd.	24,260
2,960	Asciano Ltd.	20,330
1,046	Australia & New Zealand Banking Group Ltd.	18,810
2,404	Brambles Ltd.	22,335
945	Caltex Australia Ltd.	24,644
747	CIMIC Group Ltd.	19,904
413	Commonwealth Bank of Australia	23,718
353	CSL Ltd.	27,449
5,268	Insurance Australia Group Ltd.	22,533
401	Macquarie Group Ltd.	20,315
1,035	National Australia Bank Ltd.	20,818
951	Newcrest Mining Ltd. (a)	12,364
2,488	QBE Insurance Group Ltd.	20,807
478	Ramsay Health Care Ltd.	22,483
2,434	Suncorp Group Ltd.	22,221
6,781	Telstra Corporation Ltd.	27,705
2,655	TPG Telecom Ltd.	23,079
831	Wesfarmers Ltd.	26,404
837	Westpac Banking Corporation	19,473
		441,619
Austria - 0.2%
580	Erste Group Bank AG (a)	16,302
Belgium - 1.9%
646	Ageas	25,632
180	Anheuser-Busch InBev SA/NV	22,377
491	Colruyt SA	28,606
341	Groupe Bruxelles Lambert SA	28,136
646	Proximus SADP	22,078
185	Solvay SA	18,557
515	Telenet Group Holding NV (a)	26,069
245	UCB SA	18,745
		190,200
Canada - 10.0%
600	Alimentation Couche-Tard, Inc. (a)	26,703
600	Bank of Montreal (a)	36,437
600	Bank of Nova Scotia (a)	29,322
600	BCE, Inc.	27,345
600	Brookfield Asset Management, Inc. (a)	20,868
600	Canadian Imperial Bank of Commerce (a)	44,822
600	Canadian National Railway Company (a)	37,494
600	Canadian Utilities Ltd. (a)	16,793
600	CGI Group, Inc. (a)	28,675
1,200	CI Financial Corporation (a)	26,518
600	Dollarama, Inc. (a)	42,221
1,200	Fortis, Inc.	37,615
600	Franco-Nevada Corporation	36,848
1,200	Gildan Activewear, Inc. (a)	36,589
1,200	Great-West Lifeco, Inc.	33,022
600	IGM Financial, Inc. (a)	18,073
600	Imperial Oil Ltd. (a)	20,045
1,200	Inter Pipeline Ltd. (a)	24,716
600	Loblaw Companies Ltd. (a)	33,595
203	Lululemon Athletica, Inc. (a)	13,745
600	Magna International, Inc. (a)	25,792
1,800	Manulife Financial Corporation (a)	25,474
1,200	Metro, Inc. (a)	41,634
600	National Bank of Canada (a)	19,630
600	Pembina Pipeline Corporation (a)	16,220
600	Potash Corporation of Saskatchewan, Inc. (a)	10,214
1,200	Power Corporation of Canada	27,682
1,200	Power Financial Corporation	30,001
600	Rogers Communications, Inc.	24,023
600	Royal Bank of Canada (a)	34,570
1,200	Saputo, Inc. (a)	38,474
1,800	Shaw Communications, Inc. (a)	34,773
600	Sun Life Financial, Inc. (a)	19,357
1,200	TELUS Corporation	39,065
600	Toronto-Dominion Bank (a)	25,899
		1,004,254
Denmark - 1.7%
305	Chr Hansen Holding A/S	20,475
592	Danske Bank A/S	16,724
461	DSV A/S	19,190
120	Genmab A/S (a)	16,630
730	ISS A/S	29,307
305	Novo Nordisk A/S	16,544
377	Novozymes A/S	16,949
138	Pandora A/S	18,070
227	Vestas Wind System A/S	16,015
		169,904
Finland - 1.2%
401	Kone OYJ	19,329
539	Neste Oyj	17,737
2,561	Nokia OYJ	15,226
449	Sampo Oyj	21,326
1,610	Stora Enso Oyj	14,409
963	UPM-Kymmene OYJ	17,445
443	Wartsila OYJ Abp	20,048
		125,520
France - 9.4%
371	Accor SA	15,721
233	Aeroports de Paris	28,807
185	Air Liquide SA	20,818
251	Airbus Group SE	16,666
287	Atos SE	23,376
772	AXA SA	18,175
329	BNP Paribas SA	16,558
5,044	Bollore SA	19,595
1,161	Bureau Veritas SA	25,861
233	Cap Gemini SA	21,895
628	Carrefour SA	17,279
102	Christian Dior SE	18,501
437	Cie de Saint-Gobain	19,259
239	Cie Generale des Etablissements Michelin	24,457
1,185	CNP Assurances	18,480
1,316	Credit Agricole SA	14,253
329	Danone SA	23,402
299	Dassault Systemes	23,724
275	Eiffage SA	21,122
168	Essilor International SA	20,751
754	Eutelsat Communications SA	24,358
60	Hermes International	21,127
84	Iliad SA	21,616
150	Ingenico Group SA	17,231
479	JCDecaux SA	20,968
84	Kering	15,016
413	Legrand SA	23,143
126	L’Oreal SA	22,575
96	LVMH Moet Hennessy Louis Vuitton SE	16,440
2,609	Natixis SA	12,846
353	Numericable-SFR SA	14,858
1,011	Orange SA	17,711
191	Pernod Ricard SA	21,299
850	Peugeot SA (a)	14,566
323	Publicis Groupe SA	22,681
144	Renault SA	14,308
233	Sanofi	18,787
48	Sartorius Stedim Biotech	18,273
281	Schneider Electric SE	17,759
580	Scor SE	20,592
138	Societe BIC SA	20,759
353	Societe Generale SA	13,047
197	Sodexo SA	21,238
1,119	Suez Environnement Company	20,526
263	Thales SA	23,044
102	Valeo SA	15,878
927	Veolia Environnement SA	22,331
329	Vinci SA	24,510
		946,187
Germany - 6.2%
150	Allianz SE	24,400
281	BASF SE	21,199
174	Bayer AG	20,453
197	Bayerische Motoren Werk AG	18,090
245	Beiersdorf AG	22,119
377	Brenntag AG	21,535
1,556	Commerzbank AG	13,529
90	Continental AG	20,482
245	Daimler AG	18,782
245	Deutsche Boerse AG	20,906
808	Deutsche Post AG	22,452
1,083	Deutsche Telekom AG	19,440
724	Evonik Industries AG	21,721
245	Fresenius Medical Care AG & Company KGaA	21,701
293	Fresenius SE & KGaA	21,408
203	Hannover Rueck SE	23,654
180	Hochtief AG	22,029
1,221	Infineon Technologies AG	17,374
239	Kabel Deutschland Holding AG	26,788
138	Linde AG	20,108
221	Merck KGaA	18,436
144	Muenchener Rueckversicherungs-Gesellschaft AG	29,290
401	ProSiebenSat.1 Media AG	20,618
311	SAP SE	25,161
221	Siemens AG	23,425
341	Symrise AG	22,893
736	Talanx AG	25,133
371	United Internet AG	18,619
580	Vonovia SE	20,872
		622,617
Hong Kong - 8.2%
3,600	AIA Group Ltd.	20,396
4,800	Bank Of East Asia Ltd.	17,944
3,000	Beijing Enterprise Holdings Ltd.	16,417
6,000	BOC Hong Kong Holdings Ltd.	17,906
12,000	Cathay Pacific Airways Ltd.	20,760
12,000	China Gas Holdings Ltd.	17,697
3,000	China Mobile Ltd.	33,433
12,000	China Resources Land Ltd.	30,784
12,000	China Resources Power Holdings Company Ltd.	22,430
12,000	China State Construction International Holdings Ltd.	17,882
4,800	China Taiping Insurance Holdings Company Ltd. (a)	10,544
12,000	China Unicom Hong Kong Ltd.	15,840
24,000	Chow Tai Fook Jewellery Group Ltd.	15,005
12,000	CITIC Ltd.	18,254
3,000	CK Hutchison Holdings Ltd.	38,944
3,000	CLP Holdings Ltd.	27,129
3,600	Dairy Farm International Holdings, Ltd	21,744
12,000	Goldin Financial Holdings Ltd. (a)	12,375
12,000	Guangdong Investment Ltd.	15,175
12,000	Hang Lung Properties Ltd.	22,925
1,200	Hang Seng Bank Ltd.	21,208
6,000	Henderson Land Development Company Ltd.	36,855
18,000	Hong Kong & China Gas Company Ltd.	33,646
600	Hong Kong Exchanges and Clearing Ltd.	14,448
3,600	Hongkong Land Holdings Ltd.	21,564
600	Jardine Strategic Holdings Ltd.	17,910
6,000	MTR Corporation Ltd.	29,701
24,000	New World China Land Ltd.	24,410
18,000	New World Development Company Ltd.	17,148
3,000	Power Assets Holdings Ltd.	30,687
3,000	Swire Pacific Ltd.	32,292
9,600	Swire Properties Ltd.	25,926
6,000	Techtronic Industries Company Ltd.	23,707
27,000	WH Group Ltd. (Acquired 09/18/15 through 03/24/16, Cost $15,034) (c)	19,561
6,000	Wharf Holdings Ltd.	32,795
6,000	Wheelock & Company, Ltd.	26,800
		822,242
Ireland - 2.0%
191	Accenture PLC	22,041
46,158	Bank of Ireland (a)	13,393
574	CRH PLC	16,208
287	DCC PLC	25,351
1,214	Experian PLC	21,708
108	Jazz Pharmaceuticals PLC (a)	14,099
293	Kerry Group PLC	27,326
132	Paddy Power Betfair PLC	18,399
305	Shire PLC	17,343
748	XL Group PLC	27,526
		203,394
Israel - 1.1%
4,009	Bank Hapoalim BM	20,812
5,926	Bezeq Israeli Telecommunication Corporation Ltd.	13,371
269	Check Point Software Technologies Ltd. (a)	23,529
341	Mobileye NV (a)	12,716
156	Taro Pharmaceutical Industries Ltd. (a)	22,347
239	Teva Pharmaceutical Industries Ltd.	12,897
		105,672
Italy - 1.7%
1,275	Assicurazioni Generali SpA	18,904
778	Atlantia SpA	21,575
431	EXOR SpA	15,449
4,913	Intesa Sanpaolo SpA	13,607
293	Luxottica Group SpA	16,170
4,200	Prada SpA	14,456
4,512	Snam SpA	28,264
4,673	Terna Rete Elettrica Nazionale SpA	26,667
3,046	UniCredit SpA	10,987
		166,079
Japan - 17.8%
600	Aisin Seiki Company Ltd.	22,604
600	Asahi Group Holdings Ltd.	18,697
1,300	Astellas Pharma, Inc.	17,286
600	Bridgestone Corporation	22,418
600	Canon, Inc.	17,886
600	Chubu Electric Power Company, Inc.	8,378
600	Chugai Pharmaceutical Company, Ltd.	18,579
1,200	Dai-ichi Life Insurance Company Ltd.	14,528
600	Daiichi Sankyo Company, Ltd.	13,341
600	Daiwa House Industry Company, Ltd.	16,879
6,000	Daiwa Securities Group, Inc.	36,908
600	Dentsu, Inc.	30,121
600	Fuji Heavy Industries Ltd.	21,192
600	FUJIFILM Holdings Corporation	23,729
6,000	Hankyu Hanshin Holdings, Inc.	38,278
6,000	Hitachi Ltd.	28,074
600	Honda Motor Company Ltd.	16,452
1,200	Isuzu Motors Ltd.	12,390
1,200	ITOCHU Corporation	14,778
600	Japan Airlines Company Ltd.	21,975
1,200	Japan Exchange Group, Inc.	18,382
600	Japan Tobacco, Inc.	25,003
1,200	JFE Holdings, Inc.	16,164
600	Kao Corporation	32,003
600	KDDI Corporation	16,026
6,000	Kintetsu Group Holdings Company, Ltd.	24,310
1,200	Komatsu Ltd.	20,429
1,200	Kubota Corporation	16,383
600	Kyocera Corporation	26,427
700	Kyowa Hakko Kirin Company Ltd.	11,171
600	M3, Inc.	15,098
3,000	Marubeni Corporation	15,194
600	Mazda Motor Corporation	9,311
1,200	Mitsubishi Corporation	20,323
6,000	Mitsubishi Heavy Industries Ltd.	22,290
2,400	Mitsubishi Motors Corporation	17,977
3,600	Mitsubishi UFJ Financial Group, Inc.	16,681
1,800	Mitsui & Company Ltd.	20,712
10,800	Mizuho Financial Group, Inc.	16,131
600	Nexon Company Ltd	10,231
600	Nidec Corporation	41,056
600	Nippon Paint Holdings Company Ltd.	13,312
600	Nippon Steel & Sumitomo Metal Corporation	11,526
1,800	Nissan Motor Company, Ltd.	16,657
3,600	Nomura Holdings, Inc.	16,086
560	Nomura Research Institute Ltd.	18,858
600	NTT DOCOMO, Inc.	13,608
1,800	Obayashi Corporation	17,753
600	Oracle Corporation Japan	33,693
600	Oriental Land Company Ltd.	42,490
1,200	ORIX Corporation	17,119
6,000	Osaka Gas Company Ltd.	23,052
1,800	Panasonic Corporation	16,529
1,800	Rakuten, Inc.	17,361
600	Recruit Holdings Company Ltd.	18,313
2,400	Renesas Electronics Corporation	15,439
4,200	Resona Holdings, Inc.	14,987
1,200	Ricoh Company Ltd.	12,219
1,200	Santen Pharmaceutical Company Ltd.	18,051
600	Secom Company, Ltd.	44,601
600	Seiko Epson Corporation	9,692
1,200	Sekisui House Ltd.	20,253
600	Seven & i Holdings Company, Ltd.	25,547
5,351	Shimizu Corporation	45,358
600	Shin-Etsu Chemical Company Ltd.	31,049
600	Shionogi & Company, Ltd	28,239
600	Shiseido Company Ltd.	13,392
600	SoftBank Group Corporation	28,607
600	Sompo Japan Nipponkoa Holdings, Inc.	16,996
6,000	Sumitomo Chemical Company Ltd.	27,136
600	Sumitomo Electric Industries Ltd.	7,298
600	Sumitomo Mitsui Financial Group, Inc.	18,190
6,000	Sumitomo Mitsui Trust Holdings, Inc.	17,572
600	Suntory Beverage & Food Ltd.	27,029
600	Suzuki Motor Corporation	16,052
600	Sysmex Corporation	37,532
1,200	T&D Holdings, Inc.	11,190
6,000	Taisei Corporation	39,664
600	Terumo Corporation	21,511
1,200	Tohoku Electric Power Company, Inc.	15,482
3,000	Tokyo Electric Power Company, Inc.	16,500
600	Tokyo Electron Ltd.	39,110
600	Unicharm Corporation	13,056
4,200	Yahoo Japan Corporation	17,876
600	Yakult Honsha Company Ltd.	26,576
		1,778,356
Netherlands - 1.7%
353	AerCap Holdings NV (a)	13,682
335	Akzo Nobel NV	22,834
180	ASML Holding NV	18,287
275	Heineken NV	24,924
975	Koninklijke Ahold NV	21,934
748	NN Group NV	24,475
341	Randstad Holding NV	18,901
616	Wolters Kluwer NV	24,589
		169,626
Norway - 1.2%
1,382	DNB ASA	16,343
1,412	Gjensidige Forsikring ASA	24,077
1,711	Marine Harvest ASA	26,364
3,452	Orkla ASA	31,267
479	Yara International ASA	18,026
		116,077
Portugal - 0.4%
6,391	EDP-Energias de Portugal SA	22,733
1,035	Jeronimo Martins SGPS SA	16,936
		39,669
Singapore - 2.4%
84	Broadcom Ltd.	12,978
8,400	CapitaLand Ltd.	19,133
2,400	DBS Group Holdings Ltd.	27,386
600	Jardine Cycle & Carriage Ltd.	17,820
3,600	Keppel Corporation Ltd.	15,571
4,200	Oversea-Chinese Banking Corporation Ltd.	27,546
3,600	Singapore Airlines Ltd.	30,502
9,600	Singapore Technologies Engineering Ltd.	23,006
7,800	Singapore Telecommunications Ltd.	22,106
1,800	United Overseas Bank Ltd.	25,200
8,400	Wilmar International Ltd.	20,940
		242,188
Spain - 3.1%
1,370	Abertis Infraestructuras SA	22,526
592	ACS Actividades de Construccion y Servicios SA	17,643
221	Aena SA (Acquired 03/18/16 through 03/24/16, Cost $28,145) (a)(c)	28,530
545	Amadeus IT Holding SA	23,374
8,401	Banco de Sabadell SA	15,123
3,189	Banco Santander SA	14,058
14,720	Bankia SA	13,902
945	Enagas SA	28,405
1,155	Ferrovial SA	24,820
1,143	Gas Natural SDG SA	23,112
1,005	Grifols SA	22,380
4,585	Iberdrola SA	30,579
586	Industria de Diseno Textil SA	19,714
341	Red Electrica Corporation SA	29,606
		313,772
Sweden - 3.4%
987	Alfa Laval AB	16,158
957	Assa Abloy AB	18,885
646	Atlas Copco AB	16,257
162	Autoliv, Inc.	19,194
634	Hennes & Mauritz AB	21,141
473	Hexagon AB	18,411
467	L E Lundbergforetagen AB	25,541
437	Meda AB	8,134
1,813	Nordea Bank AB	17,419
1,723	Skandinaviska Enskilda Banken AB	16,459
910	Skanska AB	20,771
928	SKF AB	16,758
688	Svenska Cellulosa AB SCA	21,500
1,346	Svenska Handelsbanken AB	17,127
951	Swedbank AB	20,488
826	Swedish Match AB	28,041
1,885	Telefonaktiebolaget LM Ericsson	18,877
1,598	Volvo AB	17,539
		338,700
Switzerland - 7.2%
1,299	ABB Ltd.	25,317
144	Actelion Ltd.	21,520
245	Baloise Holding AG	31,136
221	Chubb Ltd.	26,332
293	Cie Financiere Richemont SA	19,365
957	Coca-Cola HBC AG	20,342
42	EMS-Chemie Holding AG	21,774
6	Galenica AG	9,023
407	Garmin Ltd.	16,264
72	Geberit AG	26,904
18	Givaudan SA	35,305
425	Julius Baer Group Ltd.	18,254
209	Kuehne + Nagel International AG	29,713
377	LafargeHolcim Ltd.	17,734
144	Lonza Group AG	24,366
395	Nestle SA	29,516
305	Novartis AG	22,109
60	Partners Group Holding AG	24,117
108	Roche Holdings AG	26,586
138	Schindler Holding AG	25,446
18	SGS SA	38,039
6	Sika AG	23,749
209	Sonova Holding AG	26,691
54	Swatch Group AG	18,707
102	Swiss Life Holding AG	27,124
293	Swiss Re AG	27,089
54	Swisscom AG	29,343
42	Syngenta AG	17,472
347	TE Connectivity Ltd.	21,486
1,173	UBS Group AG	18,896
		719,719
United Kingdom - 14.0%
819	Admiral Group PLC	23,326
263	Aon PLC	27,470
1,184	ARM Holdings PLC	17,243
538	Associated British Foods PLC	25,878
341	AstraZeneca PLC	19,113
3,015	Aviva PLC	19,750
1,729	Babcock International Group PLC	23,579
3,523	BAE Systems PLC	25,755
2,446	Barratt Developments PLC	19,691
383	Berkeley Group Holdings PLC	17,702
490	British American Tobacco PLC	28,784
3,320	BT Group PLC	21,004
1,011	Bunzl PLC	29,375
819	Burberry Group PLC	16,056
1,477	Compass Group PLC	26,050
–	CYBG PLC (a)(b)	1
221	Delphi Automotive PLC	16,579
1,047	Diageo PLC	28,293
4,731	Direct Line Insurance Group PLC	25,155
945	easyJet PLC	20,617
3,936	GKN PLC	16,326
993	Hargreaves Lansdown PLC	19,168
520	Imperial Brands PLC	28,851
2,739	Informa PLC	27,301
1,430	Inmarsat PLC	20,220
461	InterContinental Hotels Group PLC	19,009
484	Intertek Group PLC	22,015
6,538	ITV PLC	22,649
4,821	J. Sainsbury PLC	19,131
450	Johnson Matthey PLC	17,722
4,360	Kingfisher PLC	23,589
6,077	Legal & General Group PLC	20,528
413	London Stock Exchange Group PLC	16,727
3,960	Marks & Spencer Group PLC	23,103
3,762	Merlin Entertainments PLC (Acquired 03/18/16 through 03/24/16, Cost $25,113) (c)	25,044
227	Michael Kors Holdings Ltd. (a)	12,930
2,339	National Grid PLC	33,164
281	Next PLC	21,794
4,994	Old Mutual PLC	13,850
329	Pentair PLC	17,851
676	Persimmon PLC	20,243
443	Provident Financial PLC	18,865
849	Prudential PLC	15,864
293	Reckitt Benckiser Group PLC	28,321
1,233	RELX NV	21,529
1,555	RELX PLC	28,900
467	Rio Tinto PLC	13,116
3,864	Royal Mail PLC	26,677
2,159	RSA Insurance Group PLC	14,751
323	SABMiller PLC	19,744
2,560	Sage Group PLC	23,127
484	Schroders PLC	18,651
1,083	Severn Trent PLC	33,800
1,824	Sky PLC	26,826
1,400	Smith & Nephew PLC	23,083
1,214	SSE PLC	26,014
1,442	St James’s Place PLC	19,023
3,882	Standard Life PLC	19,854
7,279	Taylor Wimpey PLC	19,895
903	Travis Perkins PLC	23,695
532	Unilever PLC	24,088
2,249	United Utilities Group PLC	29,814
443	Whitbread PLC	25,196
1,011	WPP PLC	23,625
		1,397,094
TOTAL COMMON STOCKS (Cost $10,058,410)		9,929,191

SHORT-TERM INVESTMENTS - 0.3%
Money Market Funds - 0.3%
30,402	Short-Term Investments Trust - Liquid Assets Portfolio - Institutional Class, 0.45% (d)	30,402
TOTAL SHORT-TERM INVESTMENTS - (Cost $30,402)		30,402
TOTAL INVESTMENTS - 99.5% (Cost $10,088,812)		9,959,593
Other Assets in Excess of Liabilities - 0.5%		48,469
NET ASSETS - 100.0%		$10,008,062

a)	Non-income producing security.
b)	Fund holds less than 0.5 shares of this security.
c)
Restricted securities as defined in Rule 144(a) and Regulation S under the Securities Act of 1933. Such securities are treated as liquid securities according to the Fund’s liquidity guidlelines. The value of those securities total $73,935.

d)	Annualized seven-day yield as of March 31, 2016.

The cost basis of investments for federal income tax purposes at March 31, 2016 was as follows*:
Cost of investments	$10,088,812
Gross unrealized appreciation	489,844
Gross unrealized depreciation	(619,063)
Net unrealized depreciation	$(129,219)

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.

Victory CEMP US Large Cap High Div Volatility Wtd Index ETF
Schedule of Investments
March 31, 2016 (Unaudited)

Shares	Security Description	Value
COMMON STOCKS - 99.4%
Aerospace & Defense - 0.9%
2,364	The Boeing Company	$300,086
Air Freight & Logistics - 1.4%
4,394	United Parcel Service, Inc.	463,435
Automobiles - 2.7%
23,391	Ford Motor Company	315,779
9,826	General Motors Company	308,831
5,455	Harley-Davidson, Inc.	280,005
		904,615
Banks - 5.6%
9,737	BB&T Corporation	323,950
15,893	Fifth Third Bancorp	265,254
5,041	JPMorgan Chase & Company	298,528
23,927	People’s United Financial, Inc.	381,157
31,391	Regions Financial Corporation	246,420
6,958	Wells Fargo & Company	336,489
		1,851,798
Beverages - 1.7%
12,312	The Coca-Cola Company	571,154
Capital Markets - 2.9%
3,228	Ameriprise Financial, Inc.	303,464
9,413	Invesco Ltd.	289,638
4,862	T. Rowe Price Group, Inc.	357,163
		950,265
Chemicals - 2.4%
4,960	CF Industries Holdings, Inc.	155,446
2,838	LyondellBasell Industries NV	242,876
4,850	The Dow Chemical Company	246,671
6,103	The Mosaic Company	164,781
		809,774
Commercial Services & Supplies - 1.3%
11,050	KAR Auction Services, Inc.	421,447
Communications Equipment - 0.9%
11,038	Cisco Systems, Inc.	314,252
Containers & Packaging - 2.0%
4,426	Packaging Corporation of America	267,331
8,332	Sonoco Products Company	404,685
		672,016
Diversified Financial Services - 1.0%
3,454	CME Group, Inc.	331,757
Diversified Telecommunication Services - 3.8%
13,480	AT&T, Inc.	528,012
7,839	CenturyLink, Inc.	250,534
8,798	Verizon Communications, Inc.	475,796
		1,254,342
Electric Utilities - 12.5%
6,265	American Electric Power Company, Inc.	415,996
5,211	Duke Energy Corporation	420,423
19,494	Exelon Corporation	699,055
12,742	Great Plains Energy, Inc.	410,930
12,633	OGE Energy Corporation	361,683
5,918	Pinnacle West Capital Corporation	444,264
9,442	Southern Company	488,435
8,430	Westar Energy, Inc.	418,212
11,174	Xcel Energy, Inc.	467,297
		4,126,295
Electrical Equipment - 2.1%
5,218	Eaton Corporation PLC	326,438
6,818	Emerson Electric Company	370,763
		697,201
Food & Staples Retailing - 1.1%
5,213	Wal-Mart Stores, Inc.	357,038
Food Products - 2.9%
7,514	Archer-Daniels-Midland Company	272,833
4,090	Bunge Ltd.	231,780
7,421	General Mills, Inc.	470,121
		974,734
Gas Utilities - 0.7%
9,854	Questar Corporation	244,379
Hotels, Restaurants & Leisure - 2.9%
4,914	Darden Restaurants, Inc.	325,798
3,957	Las Vegas Sands Corporation	204,498
3,473	McDonald’s Corporation	436,487
		966,783
Household Products - 1.4%
5,588	Procter & Gamble Company	459,948
Insurance - 8.0%
7,030	American Financial Group, Inc.	494,701
11,134	Arthur J Gallagher & Company	495,240
6,479	Cincinnati Financial Corporation	423,467
6,718	MetLife, Inc.	295,189
22,878	Old Republic International Corporation	418,210
6,939	Principal Financial Group, Inc.	273,744
3,654	Prudential Financial, Inc.	263,892
		2,664,443
IT Services - 3.3%
2,435	International Business Machines Corporation	368,781
7,745	Paychex, Inc.	418,307
15,718	The Western Union Company	303,200
		1,090,288
Machinery - 2.7%
2,779	Cummins, Inc.	305,523
3,649	Deere & Company	280,937
5,817	PACCAR, Inc.	318,132
		904,592
Multiline Retail - 2.0%
4,022	Kohl’s Corporation	187,465
5,355	Macy’s, Inc.	236,102
4,109	Nordstrom, Inc.	235,076
		658,643
Multi-Utilities - 11.4%
5,696	Alliant Energy Corporation	423,099
8,593	Ameren Corporation	430,509
6,102	Consolidated Edison, Inc.	467,535
6,640	Dominion Resources, Inc.	498,797
4,822	DTE Energy Company	437,163
8,607	Public Service Enterprise Group, Inc.	405,734
6,051	SCANA Corporation	424,478
9,097	TECO Energy, Inc.	250,440
7,216	WEC Energy Group, Inc.	433,465
		3,771,220
Oil, Gas & Consumable Fuels - 3.2%
3,647	Exxon Mobil Corporation	304,853
4,988	Marathon Petroleum Corporation	185,454
5,081	ONEOK, Inc.	151,718
12,524	Plains GP Holdings LP	108,833
3,402	Targa Resources Corporation	101,584
3,263	Valero Energy Corporation	209,289
		1,061,731
Paper & Forest Products - 0.9%
7,134	International Paper Company	292,779
Pharmaceuticals - 2.9%
3,949	AbbVie, Inc.	225,567
6,686	Merck & Company, Inc.	353,756
12,391	Pfizer, Inc.	367,269
		946,592
Road & Rail - 0.9%
3,466	Norfolk Southern Corporation	288,545
Semiconductors & Semiconductor Equipment - 4.1%
4,438	Analog Devices, Inc.	262,685
10,054	Intel Corporation	325,247
3,808	KLA-Tencor Corporation	277,260
6,009	Microchip Technology, Inc.	289,634
4,112	QUALCOMM, Inc.	210,288
		1,365,114
Software - 2.2%
11,734	CA, Inc.	361,290
19,809	Symantec Corporation	364,089
		725,379
Specialty Retail - 2.3%
6,728	Best Buy Company, Inc.	218,256
3,577	L Brands, Inc.	314,096
7,822	The Gap, Inc.	229,967
		762,319
Technology Hardware, Storage & Peripherals - 1.8%
17,881	HP, Inc.	220,294
5,142	Seagate Technology PLC	177,142
4,011	Western Digital Corporation	189,479
		586,915
Textiles, Apparel & Luxury Goods - 0.7%
6,181	Coach, Inc.	247,796
Tobacco - 2.8%
6,905	Altria Group, Inc.	432,668
4,911	Philip Morris International, Inc.	481,818
		914,486
TOTAL COMMON STOCKS (Cost $32,128,075)		32,952,161

SHORT-TERM INVESTMENTS - 0.3%
Money Market Funds - 0.3%
85,989	Short-Term Investments Trust - Liquid Assets Portfolio - Institutional Class, 0.45% (a)	85,989
TOTAL SHORT-TERM INVESTMENTS - (Cost $85,989)		85,989
TOTAL INVESTMENTS - 99.7% (Cost $32,214,064)		33,038,150
Other Assets in Excess of Liabilities - 0.3%		101,686
NET ASSETS - 100.0%		$33,139,836

a)	Annualized seven-day yield as of March 31, 2016.

The cost basis of investments for federal income tax purposes at March 31, 2016 was as follows*:
Cost of investments	$32,214,064
Gross unrealized appreciation	1,260,626
Gross unrealized depreciation	(436,540)
Net unrealized appreciation	$824,086

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”).  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund  Services, LLC.

Victory CEMP US Large Cap High Div Volatility Wtd Index ETF
Schedule of Open Futures Contracts
March 31, 2016 (Unaudited)

Number of Contracts Purchased	Description	Notional Value	Unrealized Appreciation
1	S&P 500 E-Mini Future, June 2016	$102,575	$546
			$546

Victory CEMP US Small Cap High Div Volatility Wtd Index ETF
Schedule of Investments
March 31, 2016 (Unaudited)

Shares	Security Description	Value
COMMON STOCKS - 99.6%
Aerospace & Defense - 1.1%
1,529	National Presto Industries, Inc.	$128,038
Auto Components - 1.7%
2,263	Drew Industries, Inc.	145,873
735	Visteon Corporation	58,499
		204,372
Banks - 7.8%
4,416	Columbia Banking System, Inc.	132,127
1,936	Cullen/Frost Bankers, Inc.	106,693
4,931	Glacier Bancorp, Inc.	125,346
11,648	Old National Bancorp	141,989
1,456	Park National Corporation	131,040
6,659	Trustmark Corporation	153,357
16,223	Valley National Bancorp	154,767
		945,319
Capital Markets - 6.4%
3,625	Artisan Partners Asset Management, Inc.	111,795
12,231	BGC Partners, Inc.	110,691
3,799	Cohen & Steers, Inc.	147,857
3,006	HFF, Inc.	82,755
2,701	LPL Financial Holdings, Inc.	66,985
4,579	Moelis & Company	129,265
3,386	Waddell & Reed Financial, Inc.	79,707
4,710	WisdomTree Investments, Inc.	53,835
		782,890
Chemicals - 0.5%
4,437	Huntsman Corporation	59,012
Commercial Services & Supplies - 6.6%
4,615	Herman Miller, Inc.	142,557
3,247	HNI Corporation	127,185
5,811	Knoll, Inc.	125,808
4,686	McGrath RentCorp	117,525
2,348	MSA Safety, Inc.	113,526
5,997	Steelcase, Inc.	89,475
3,939	West Corporation	89,888
		805,964
Construction & Engineering - 0.8%
6,434	KBR, Inc.	99,598
Containers & Packaging - 0.8%
2,933	Greif, Inc.	96,056
Diversified Telecommunication Services - 0.6%
4,559	Inteliquent, Inc.	73,172
Electric Utilities - 8.6%
2,923	ALLETE, Inc.	163,892
5,153	Cleco Corporation	284,497
3,774	El Paso Electric Company	173,151
3,231	MGE Energy, Inc.	168,820
5,177	Otter Tail Corporation	153,343
3,336	The Empire District Electric Company	110,255
		1,053,958
Electronic Equipment, Instruments & Components - 1.3%
12,580	AVX Corporation	158,131
Energy Equipment & Services - 0.8%
3,018	Oceaneering International, Inc.	100,318
Food & Staples Retailing - 1.0%
2,807	Weis Markets, Inc.	126,483
Food Products - 3.5%
3,354	B&G Foods, Inc.	116,753
1,582	Cal-Maine Foods, Inc.	82,121
1,209	John B Sanfilippo & Son, Inc.	83,530
1,358	Lancaster Colony Corporation	150,154
		432,558
Health Care Equipment & Supplies - 1.2%
6,856	Meridian Bioscience, Inc.	141,302
Health Care Providers & Services - 2.7%
2,571	National HealthCare Corporation	160,173
4,137	Owens & Minor, Inc.	167,218
		327,391
Health Care Technology - 1.2%
1,492	Computer Programs & Systems, Inc.	77,763
4,749	Quality Systems, Inc.	72,375
		150,138
Hotels, Restaurants & Leisure - 5.3%
2,905	Bob Evans Farms, Inc.	135,635
2,778	Brinker International, Inc.	127,649
1,582	DineEquity, Inc.	147,806
6,291	Interval Leisure Group, Inc.	90,842
13,112	Wendy’s Company	142,790
		644,722
Household Durables - 1.8%
4,921	MDC Holdings, Inc.	123,320
1,700	Tupperware Brands Corporation	98,566
		221,886
Insurance - 7.0%
2,839	AMERISAFE, Inc.	149,161
2,447	FBL Financial Group, Inc.	150,539
2,934	Mercury General Corporation	162,837
4,673	ProAssurance Corporation	236,454
2,339	RLI Corporation	156,386
		855,377
Internet & Catalog Retail - 1.4%
1,915	HSN, Inc.	100,173
3,486	Nutrisystem, Inc.	72,753
		172,926
Internet Software & Services - 1.0%
6,608	NIC, Inc.	119,142
IT Services - 2.4%
4,984	ManTech International Corporation	159,438
2,520	Science Applications International Corporation	134,417
		293,855
Machinery - 5.9%
5,261	Altra Industrial Motion Corporation	146,150
1,632	American Railcar Industries, Inc.	66,471
2,509	Crane Company	135,135
6,880	Federal Signal Corporation	91,229
2,401	Greenbrier Companies, Inc.	66,364
4,709	Hillenbrand, Inc.	141,034
3,789	Trinity Industries, Inc.	69,377
		715,760
Media - 3.6%
3,343	AMC Entertainment Holdings, Inc.	93,571
2,877	John Wiley & Sons, Inc.	140,657
2,300	Meredith Corporation	109,250
3,030	Sinclair Broadcast Group, Inc.	93,172
		436,650
Metals & Mining - 1.1%
1,947	Compass Minerals International, Inc.	137,964
Multi-Utilities - 3.0%
4,473	Avista Corporation	182,409
3,060	NorthWestern Corporation	188,955
		371,364
Oil, Gas & Consumable Fuels - 1.1%
2,285	SemGroup Corporation	51,184
2,733	Western Refining, Inc.	79,503
		130,687
Paper & Forest Products - 3.4%
3,255	Domtar Corporation	131,827
4,293	KapStone Paper & Packaging Corporation	59,458
4,620	PH Glatfelter Company	95,773
3,924	Schweitzer-Mauduit International, Inc.	123,528
		410,586
Personal Products - 0.6%
1,758	Nu Skin Enterprises, Inc.	67,244
Professional Services - 0.9%
1,780	CEB, Inc.	115,219
Semiconductors & Semiconductor Equipment - 1.0%
3,905	Tessera Technologies, Inc.	121,055
Specialty Retail - 4.8%
5,449	American Eagle Outfitters, Inc.	90,835
3,953	DSW, Inc.	109,261
2,143	GNC Holdings, Inc.	68,040
4,637	Guess?, Inc.	87,037
3,424	The Buckle, Inc.	115,971
3,033	The Cato Corporation	116,922
		588,066
Thrifts & Mortgage Finance - 3.5%
17,359	Capitol Federal Financial, Inc.	230,180
14,235	Northwest Bancshares, Inc.	192,315
		422,495
Tobacco - 1.5%
7,771	Vector Group Ltd.	177,490
Trading Companies & Distributors - 2.6%
3,733	Applied Industrial Technologies, Inc.	162,012
2,281	GATX Corporation	108,348
3,372	Textainer Group Holdings Ltd.	50,040
		320,400
Water Utilities - 1.1%
4,795	California Water Service Group	128,122
TOTAL COMMON STOCKS (Cost $11,977,366)		12,135,710

SHORT-TERM INVESTMENTS - 0.4%
Money Market Funds - 0.4%
51,963	Short-Term Investments Trust - Liquid Assets Portfolio - Institutional Class, 0.45% (a)	51,963
TOTAL SHORT-TERM INVESTMENTS - (Cost $51,963)		51,963
TOTAL INVESTMENTS - 100.0% (Cost $12,029,329)		12,187,673
Other Assets in Excess of Liabilities - 0.0% (b)		2,374
NET ASSETS - 100.0%		$12,190,047

a)	Annualized seven-day yield as of March 31, 2016.
b)	Less than 0.05%.

The cost basis of investments for federal income tax purposes at March 31, 2016 was as follows*:
Cost of investments	$12,029,329
Gross unrealized appreciation	365,949
Gross unrealized depreciation	(207,605)
Net unrealized appreciation	$158,344

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”).  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund  Services, LLC.

Victory CEMP International High Div Volatility Wtd Index ETF
Schedule of Investments
March 31, 2016 (Unaudited)

Shares	Security Description	Value
COMMON STOCKS - 99.1%
Australia - 14.5%
15,417	Amcor Ltd.	$169,586
40,288	AMP Ltd.	178,811
7,882	Australia & New Zealand Banking Group Ltd.	141,744
7,186	Caltex Australia Ltd.	187,396
5,972	CIMIC Group Ltd.	159,125
3,125	Commonwealth Bank of Australia	179,468
40,557	Insurance Australia Group Ltd.	173,476
3,036	Macquarie Group Ltd.	153,807
7,753	National Australia Bank Ltd.	155,946
16,541	QBE Insurance Group Ltd.	138,333
17,875	Suncorp Group Ltd.	163,191
51,723	Telstra Corporation Ltd.	211,325
6,758	Wesfarmers Ltd.	214,725
6,101	Westpac Banking Corporation	141,938
		2,368,871
Belgium - 1.9%
4,851	Proximus SADP	165,792
1,404	Solvay SA	140,830
		306,622
Canada - 10.4%
6,000	BCE, Inc.	273,448
6,000	IGM Financial, Inc. (a)	180,728
7,000	Inter Pipeline Ltd. (a)	144,177
6,000	National Bank of Canada (a)	196,296
5,000	Pembina Pipeline Corporation (a)	135,168
7,000	Potash Corporation of Saskatchewan, Inc. (a)	119,168
5,000	Rogers Communications, Inc.	200,193
11,000	Shaw Communications, Inc. (a)	212,504
7,000	TELUS Corporation	227,881
		1,689,563
Finland - 1.5%
12,341	Stora Enso Oyj	110,447
7,451	UPM-Kymmene Oyj	134,978
		245,425
France - 5.1%
9,712	CNP Assurances	151,458
5,737	Eutelsat Communications SA	185,334
19,722	Natixis SA	97,105
2,331	Numericable-SFR SA	98,114
1,873	Sanofi	151,023
8,048	Suez Environnement Company	147,625
		830,659
Germany - 4.0%
2,142	BASF SE	161,599
2,042	Daimler AG	156,541
5,578	Deutsche Post AG	154,999
1,663	Siemens AG	176,270
		649,409
Hong Kong - 6.1%
80,000	Cathay Pacific Airways Ltd.	138,398
60,000	China Resources Power Holdings Company Ltd.	112,152
191,200	Chow Tai Fook Jewellery Group Ltd.	119,541
15,000	CK Hutchison Holdings Ltd.	194,719
30,000	CLP Holdings Ltd.	271,291
159,000	New World Development Company Ltd.	151,470
		987,571
Ireland - 0.8%
976	Paddy Power Betfair PLC	136,042
Israel - 0.7%
53,910	Bezeq Israeli Telecommunication Corporation Ltd.	121,634
Italy - 3.2%
27,900	Prada SpA	96,029
35,320	Snam SpA	221,250
36,575	Terna Rete Elettrica Nazionale SpA	208,718
		525,997
Japan - 4.8%
5,000	Canon, Inc.	149,051
1,000	FANUC Corporation	155,360
6,000	JFE Holdings, Inc.	80,821
20,900	Marubeni Corporation	105,851
9,000	Mitsui & Company Ltd.	103,559
5,000	Seiko Epson Corporation	80,768
2,000	Toyota Motor Corporation	105,771
		781,181
Norway - 2.0%
12,798	Marine Harvest ASA	197,197
3,516	Yara International ASA	132,317
		329,514
Portugal - 1.9%
52,980	EDP-Energias de Portugal SA	188,454
7,769	Jeronimo Martins SGPS SA	127,125
		315,579
Singapore - 4.3%
31,900	Keppel Corporation Ltd.	137,981
72,700	Singapore Technologies Engineering Ltd.	174,219
64,700	Singapore Telecommunications Ltd.	183,369
14,900	United Overseas Bank Ltd.	208,601
		704,170
Spain - 9.0%
11,863	Abertis Infraestructuras SA	195,060
4,522	ACS Actividades de Construccion y Servicios SA	134,763
23,617	Banco Santander SA	104,109
7,351	Enagas SA	220,954
8,018	Ferrovial SA	172,301
8,785	Gas Natural SDG SA	177,637
33,288	Iberdrola SA	222,006
2,789	Red Electrica Corporation SA	242,147
		1,468,977
Sweden - 5.0%
4,881	Atlas Copco AB	122,833
14,265	Nordea Bank AB	137,058
14,444	Skandinaviska Enskilda Banken AB	137,977
6,425	SKF AB	116,023
7,202	Swedbank AB	155,160
14,175	Telefonaktiebolaget LM Ericsson	141,955
		811,006
Switzerland - 4.6%
3,018	Garmin Ltd.	120,599
1,534	Kuehne + Nagel International AG	218,083
2,301	Swiss Re AG	212,739
369	Swisscom AG	200,512
		751,933
United Kingdom - 19.3%
7,109	Admiral Group PLC	202,469
3,027	AstraZeneca PLC	169,662
16,877	Barratt Developments PLC	135,862
2,848	Berkeley Group Holdings PLC	131,630
1	CYBG PLC (a)	2
34,441	Direct Line Insurance Group PLC	183,122
48,093	ITV PLC	166,605
32,012	J. Sainsbury PLC	127,035
3,863	Johnson Matthey PLC	152,243
47,276	Legal & General Group PLC	159,701
28,039	Marks & Spencer Group PLC	163,580
18,092	National Grid PLC	256,519
2,300	Next PLC	178,382
36,084	Old Mutual PLC	100,075
3,485	Rio Tinto PLC	97,879
30,867	Royal Mail PLC	213,107
8,812	SSE PLC	188,830
28,617	Standard Life PLC	146,361
53,310	Taylor Wimpey PLC	145,705
17,863	United Utilities Group PLC	236,802
		3,155,571
TOTAL COMMON STOCKS (Cost $16,446,454)		16,179,724

TOTAL INVESTMENTS - 99.1% (Cost $16,446,454)		16,179,724
Other Assets in Excess of Liabilities - 0.9%		145,252
NET ASSETS - 100.0%		$16,324,976

a)	Non-income producing security.

The cost basis of investments for federal income tax purposes at March 31, 2016 was as follows*:
Cost of investments	$12,029,329
Gross unrealized appreciation	365,949
Gross unrealized depreciation	(207,605)
Net unrealized appreciation	$158,344

Victory CEMP International High Div Volatility Wtd Index ETF
Schedule of Open Futures Contracts
March 31, 2016 (Unaudited)

Number of Contracts Purchased	Description	Notional Value	Unrealized Appreciation
1	Mini MSCI EAFE Future, June 2016	$81,275	$401
			$401

Victory CEMP Emerging Market Volatility Wtd Index ETF
Schedule of Investments
March 31, 2016 (Unaudited)

Shares	Security Description	Value
COMMON STOCKS - 99.0%
Brazil - 3.1%
1,200	Ambev SA	$6,261
800	Banco do Brasil SA	4,343
400	BB Seguridade Participacoes SA	3,293
400	BRF SA	5,715
800	CCR SA	3,119
600	Cielo SA	5,824
800	CPFL Energia SA	4,365
800	Equatorial Energia SA	9,095
400	Hypermarcas SA	3,117
1,000	JBS SA	3,042
800	Kroton Educacional SA	2,554
600	Lojas Renner SA	3,481
400	Natura Cosmeticos SA	2,974
200	Raia Drogasil SA	2,902
1,600	Tim Participacoes SA	3,538
400	Tractebel Energia SA	4,072
400	Ultrapar Participacoes SA	7,745
1,000	WEG SA	3,868
		79,308
Chile - 3.6%
15,816	AES Gener SA	7,993
24,650	Aguas Andinas SA	14,085
98,032	Banco de Chile	10,542
178	Banco do Credito e Inversiones	7,197
161,494	Banco Santander-Chile	7,852
578	Cia Cervecerias Unidas SA	6,513
26,122	Colbun SA	7,278
5,796	Empresa Nacional de Electricidad SA	8,062
786	Empresas COPEC SA	7,524
23,578	Enersis Americas SA	6,530
1,184	SACI Falabella	8,269
		91,845
China - 12.7%
4,000	3SBio, Inc. (Acquired 03/22/16, Cost $5,314) (a)(b)	5,394
1,000	Anhui Conch Cement Company Ltd.	2,681
2,000	ANTA Sports Products Ltd.	4,404
4,000	AviChina Industry & Technology Company Ltd.	3,001
4,000	BAIC Motor Corporation Ltd. (Acquired 03/22/16, Cost $3,142) (b)	3,063
12,000	Bank of China Ltd.	4,981
8,000	Bank of Communications Company Ltd.	5,260
3,000	BBMG Corporation	2,317
4,000	Beijing Capital International Airport Company Ltd.	4,269
8,000	Beijing Jingneng Clean Energy Company Ltd.	2,558
1,000	Biostime International Holdings Ltd.	3,674
1,000	Byd Company Ltd. (a)	5,737
2,000	CAR, Inc. (a)	2,346
12,000	CGN Power Company Ltd. (Acquired 03/22/16, Cost $3,931) (b)	4,068
12,000	China Cinda Asset Management Company Ltd.	4,208
10,000	China CITIC Bank Corporation Ltd.	6,123
4,000	China Communications Construction Company Ltd.	4,780
8,000	China Communications Services Corporation Ltd.	3,651
2,000	China Conch Venture Holdings Ltd.	3,945
8,000	China Construction Bank Corporation	5,105
8,000	China Eastern Airlines Corporation Ltd. (a)	4,486
4,000	China Galaxy Securities Company Ltd.	3,893
3,000	China Hongqiao Group Ltd.	2,084
14,000	China Huishan Dairy Holdings Company Ltd.	5,270
8,000	China Longyuan Power Group Corporation Ltd.	5,920
4,000	China Machinery Engineering Corporation	2,795
2,000	China Medical System Holdings Ltd.	2,774
2,000	China Mengniu Dairy Company Ltd.	3,182
18,000	China Molybdenum Company Ltd.	2,947
8,000	China National Building Material Company Ltd.	3,713
2,000	China Railway Construction Corporation Ltd.	2,380
4,000	China Railway Group Ltd.	3,037
2,000	China Shenhua Energy Company Ltd.	3,145
4,000	China Shipping Development Company Ltd.	2,645
8,000	China Southern Airlines Company Ltd.	5,043
12,000	China Telecom Corporation Ltd.	6,342
1,400	China Vanke Company Ltd.	3,433
6,400	China Zhongwang Holdings Ltd.	3,160
6,000	Chongqing Rural Commercial Bank Company Ltd.	3,171
2,000	CNOOC Ltd.	2,362
10,000	Country Garden Holdings Company Ltd.	3,970
4,000	CSPC Pharmaceutical Group Ltd.	3,620
8,000	Dalian Port PDA Company Ltd. (Acquired 03/22/16, Cost $3,085) (b)	3,764
800	Dalian Wanda Commercial Properties Company Ltd.	4,739
4,000	Dongfeng Motor Group Company Ltd.	4,991
6,000	Evergrande Real Estate Group Ltd.	4,633
8,000	FIH Mobile Ltd.	3,568
2,000	Fosun International Ltd.	2,846
10,000	Geely Automobile Holdings Ltd.	4,950
18,000	GOME Electrical Appliances Holding Ltd.	2,599
3,000	Great Wall Motor Company Ltd.	2,436
3,200	Guangzhou R&F Properties Company Ltd.	4,587
4,000	Haitian International Holdings Ltd.	6,858
8,000	Huaneng Power International, Inc.	7,157
12,000	Huaneng Renewables Corporation Ltd.	3,728
4,000	Jiangsu Expressway Company Ltd.	5,383
2,000	Jiangxi Copper Company Ltd.	2,400
2,000	Kingsoft Corporation Ltd.	4,687
3,000	Longfor Properties Company Ltd.	4,277
4,000	Minth Group Ltd.	9,312
12,000	People’s Insurance Company Group of China Ltd.	5,074
4,000	PetroChina Company Ltd.	2,661
1,000	Ping An Insurance Group Company of China Ltd.	4,783
8,000	Shanghai Jin Jiang International Hotels Group Company Ltd.	3,259
2,000	Shengjing Bank Company Ltd. (Acquired 03/22/16, Cost $2,631) (b)	2,723
8,000	Sihuan Pharmaceutical Holdings Group Ltd.	2,289
7,000	Sino-Ocean Land Holdings Ltd.	3,312
4,000	Sinopec Engineering Group Company Ltd.	3,238
800	Sinopharm Group Company Ltd.	3,615
2,000	Sunny Optical Technology Group Company Ltd.	5,620
200	Tencent Holdings Ltd.	4,084
4,000	Tingyi Cayman Islands Holding Corporation	4,471
2,000	Tong Ren Tang Technologies Company Ltd.	3,212
2,000	TravelSky Technology Ltd.	3,274
6,000	Want Want China Holdings Ltd.	4,447
2,000	Weichai Power Company Ltd.	2,240
8,000	Xinyi Solar Holdings Ltd.	2,846
4,000	Yanzhou Coal Mining Company Ltd.	2,088
3,000	Zhaojin Mining Industry Company Ltd.	2,328
4,000	Zhejiang Expressway Company Ltd.	4,290
1,000	Zhuzhou CRRC Times Electric Comapny Ltd.	5,840
12,000	Zijin Mining Group Company Ltd.	3,713
		323,259
Colombia - 0.6%
672	Almacenes Exito SA	3,494
848	Grupo Argos SA	5,652
432	Grupo de Inversiones Suramericana SA	5,673
		14,819
Czech Republic - 0.4%
334	CEZ AS	5,891
24	Komercni banka as	5,301
		11,192
Egypt - 0.1%
772	Commercial International Bank Egypt SAE	3,337
Greece - 0.1%
330	OPAP SA	2,321
Hong Kong - 0.5%
6,000	Belle International Holdings Ltd.	3,473
1,000	Hengan International Group Company Ltd.	8,675
		12,148
Hungary - 0.2%
290	Richter Gedeon Nyrt	5,781
India - 10.7%
384	ACC Ltd.	8,013
1,288	Adani Ports & Special Economic Zone Ltd.	4,818
348	Amara Raja Batteries Ltd.	4,612
406	Asian Paints Ltd.	5,324
402	Aurobindo Pharma Ltd.	4,522
160	Bajaj Auto Ltd.	5,813
184	Bajaj Finserv Ltd.	4,754
1,090	Bharti Airtel Ltd.	5,774
572	Bharti Infratel Ltd.	3,299
142	Britannia Industries Ltd.	5,761
828	Cadila Healthcare Ltd.	3,962
1,104	Castrol India Ltd.	6,238
758	Cipla Ltd.	5,860
952	Coal India Ltd.	4,197
570	Colgate-Palmolive India Ltd.	7,151
382	Cummins India Ltd.	4,856
1,668	Dabur India Ltd.	6,294
374	Divi’s Laboratories Ltd.	5,576
96	Dr Reddy’s Laboratories Ltd.	4,400
18	Eicher Motors Ltd.	5,214
330	Emami Ltd.	4,646
368	Glenmark Pharmaceuticals Ltd.	4,418
242	Godrej Consumer Products Ltd.	5,046
426	HCL Technologies Ltd.	5,237
1,566	Hindustan Zinc Ltd.	4,342
316	Housing Development Finance Corporation Ltd.	5,276
1,582	ICICI Bank Ltd.	5,653
3,030	Idea Cellular Ltd.	5,042
434	Indiabulls Housing Finance Ltd.	4,259
436	IndusInd Bank Ltd.	6,371
294	Infosys Ltd.	5,409
288	Larsen & Toubro Ltd.	5,291
188	Lupin Ltd.	4,199
284	Mahindra & Mahindra Ltd.	5,192
1,550	Marico Ltd.	5,718
952	Motherson Sumi Systems Ltd.	3,830
128	Oracle Financial Services Software Ltd.	6,822
1,304	Petronet LNG Ltd.	4,938
680	Pidilite Industries Ltd.	6,051
318	Piramal Enterprises Ltd.	4,977
298	Rajesh Exports Ltd.	2,795
334	Reliance Industries Ltd.	5,272
2,772	Reliance Power Ltd.	2,068
1,690	State Bank of India	4,957
362	Sun Pharmaceutical Industries Ltd.	4,482
236	Tata Consultancy Services Ltd.	8,982
860	Tech Mahindra Ltd.	6,168
224	Torrent Pharmaceuticals Ltd.	4,533
130	UltraTech Cement Ltd.	6,338
688	UPL Ltd.	4,963
900	Wipro Ltd.	7,669
854	Zee Entertainment Enterprises Ltd.	4,990
		272,372
Indonesia - 3.2%
6,400	AKR Corporindo Tbk PT	3,354
7,400	Astra International Tbk PT	4,046
4,800	Bank Central Asia Tbk PT	4,815
6,000	Bank Mandiri Persero Tbk PT	4,661
4,600	Bank Rakyat Indonesia Persero Tbk PT	3,963
10,400	Charoen Pokphand Indonesia Tbk PT	2,816
1,000	Gudang Garam Tbk PT	4,925
400	Hanjaya Mandala Sampoerna Tbk PT	2,968
2,200	Indocement Tunggal Prakarsa Tbk PT	3,273
3,400	Indofood CBP Sukses Makmur Tbk PT	3,897
10,400	Jasa Marga Persero Tbk PT	4,235
38,600	Kalbe Farma Tbk PT	4,206
2,800	Matahari Department Store Tbk PT	3,875
26,200	Mitra Keluarga Karyasehat Tbk PT	4,791
15,800	Perusahaan Gas Negara Persero Tbk	3,116
4,400	Semen Indonesia Perero Tbk PT	3,376
15,800	Surya Citra Media Tbk PT	3,741
20,800	Telekomunikasi Indonesia Persero Tbk PT	5,216
1,600	Unilever Indonesia Tbk PT	5,180
34,600	Waskita Karya Persero Tbk PT	5,232
		81,686
Malaysia - 9.8%
5,400	AMMB Holdings Bhd	6,367
9,400	Astro Malaysia Holdings Bhd	7,204
3,800	Axiata Group Bhd	5,737
600	British American Tobacco Malaysia Bhd	8,311
5,400	CIMB Group Holdings Bhd	6,713
16,200	Dialog Group BHD	6,644
5,600	DiGi.com Bhd	7,091
5,000	Gamuda Bhd	6,305
2,600	Genting Bhd	6,531
4,800	Genting Malaysia Bhd	5,586
2,400	Genting Plantations Bhd	6,890
3,000	HAP Seng Consolidated Bhd	5,790
4,600	Hartalega Holdings Bhd	5,718
3,200	Hong Leong Bank Bhd	11,073
6,600	IHH Healthcare Bhd	11,097
7,600	IJM Corporation Bhd	6,876
1,200	Kuala Lumpur Kepong Bhd	7,382
12,400	Malakoff Corporation Bhd	5,085
3,800	Malayan Banking Bhd	8,785
3,800	Maxis Bhd	6,185
3,400	MISC Bhd	7,756
4,000	Petronas Chemicals Group Bhd	6,879
1,600	Petronas Dagangan Bhd	9,883
2,000	Petronas Gas Bhd	11,278
1,800	PPG Group Bhd	7,705
2,800	Public Bank Bhd	13,478
4,600	RHB Capital Bhd	6,956
6,600	SapuraKencana Petroleum Bhd	3,146
2,400	Sime Darby Bhd	4,890
6,000	Telekom Malaysia Bhd	10,150
2,800	Tenaga Nasional Bhd	10,004
6,400	Westports Holdings Bhd	6,775
18,200	YTL Corporation Bhd	7,650
		247,920
Mexico - 5.3%
3,800	Alpek SAB de CV	5,993
2,000	Alsea SAB de CV	7,507
1,000	Arca Continental SAB de CV	6,942
1,000	Coca-Cola Femsa SAB de CV	8,311
2,000	Controladora Vuela Cia de Aviacon SAB de CV (a)	4,225
1,200	Grupo Aeroportuario del Centro Norte SAB de CV	6,884
600	Grupo Aeroportuario del Pacifico SAB de CV	5,341
490	Grupo Aeroportuario del Sureste SAB de CV	7,378
2,600	Grupo Bimbo SAB de CV (a)	7,691
1,200	Grupo Carso SAB de CV	5,591
1,000	Grupo Financiero Banorte SAB de CV	5,667
2,800	Grupo Financiero Inbursa SAB de CV	5,604
3,800	Grupo Financiero Santander Mexico SAB de CV	6,891
2,600	Grupo Lala SAB de CV	7,067
2,800	Grupo Mexico SAB de CV	6,755
1,200	Industrias Bachoco SAB de CV	5,134
1,400	Infraestructura Energetica Nova SAB de CV	5,688
2,800	Kimberly-Clark de Mexico SAB de CV	6,765
3,000	OHL Mexico SAB de CV (a)	4,749
560	Promotora y Operadora de Infraestructura SAB de CV	7,423
3,000	Wal-Mart de Mexico SAB de CV	7,102
		134,708
Philippines - 5.0%
4,460	Aboitiz Equity Ventures, Inc.	6,296
8,000	Aboitiz Power Corporation	7,636
14,200	Alliance Global Group, Inc.	5,089
380	Ayala Corporation	6,190
6,800	Ayala Land, Inc.	5,206
3,980	Bank of the Philippine Islands	7,520
2,520	BDO Unibank, Inc.	5,599
16,000	DMCI Holdings, Inc.	4,656
33,400	Energy Development Corporation	4,265
140	Globe Telecom, Inc.	6,750
210	GT Capital Holdings, Inc.	6,339
3,600	International Container Terminal Services, Inc.	5,293
2,960	JG Summit Holdings, Inc.	5,101
1,380	Jollibee Foods Corporation	6,803
860	Manila Electric Company	6,033
51,200	Metro Pacific Investments Corporation	6,527
2,900	Metropolitan Bank & Trust Company	5,193
7,600	Puregold Price Club, Inc.	6,008
1,500	Semirara Mining & Power Corporation	4,277
240	SM Investments Corporation	4,949
8,800	SM Prime Holdings, Inc.	4,195
1,240	Universal Robina Corporation	5,839
		125,764
Poland - 1.8%
142	Bank Pekao SA	6,268
64	Bk Zachodni Wbk Sa	5,264
734	Cyfrowy Polsat SA (a)	4,774
152	Grupa Azoty SA (a)	3,923
178	KGHM Polska Miedz SA	3,630
52	mbank SA (a)	4,739
3,456	Polskie Gornictwo Naftowe i Gazownictwo SA	4,928
784	Powszechna Kasa Oszczednosci Bank Polski SA (a)	5,841
626	Powszechny Zaklad Ubezpieczen SA	5,973
		45,340
Qatar - 1.9%
794	Ezdan Holding Group QSC	3,969
146	Industries Qatar QSC	4,342
398	Masraf Al Rayan QSC	3,902
158	Ooredoo QSC	4,035
68	Qatar Electricity & Water Company QSC	3,922
98	Qatar Fuel QSC	4,185
730	Qatar Gas Transport Company Ltd.	4,771
182	Qatar Insurance Company SAQ	4,143
134	Qatar Islamic Bank SAQ	3,812
134	Qatar National Bank SAQ	5,181
394	The Commercial Bank QSC	4,507
		46,769
Republic of Korea - 9.8%
12	Amorepacific Corp.	4,056
26	AMOREPACIFIC Group	3,331
20	BGF Retail Company Ltd.	2,868
16	CJ CheilJedang Corporation	4,862
14	CJ Corporation	2,393
26	CJ Korea Express Corporation (a)	4,320
48	Coway Compan Ltd.	4,050
20	Cuckoo Electronics Company Ltd.	3,506
66	Dongbu Insurance Company Ltd.	4,380
140	Dongsuh Companies, Inc.	3,936
78	GS Retail Company Ltd.	3,216
266	Hana Financial Group, Inc.	5,768
98	Hankook Tire Company Ltd.	4,662
444	Hanon Systems	3,572
72	Hansae Company Ltd.	3,570
14	Hanssem Company Ltd.	2,736
1,076	Hanwha Life Insurance Company Ltd.	6,304
42	Hyundai Department Store Company Ltd.	5,050
86	Hyundai Development Co-Engineering & Construction	3,456
112	Hyundai Engineering & Construction Company Ltd.	4,128
24	Hyundai Glovis Company Ltd.	3,956
22	Hyundai Mobis Company Ltd.	4,790
44	Hyundai Motor Company	5,867
100	Hyundai Steel Company	4,853
34	Hyundai Wia Corporation	3,122
508	Industrial Bank of Korea	5,442
50	Kakao Corporation	4,337
140	Kangwon Land, Inc.	5,007
228	KB Financial Group, Inc.	6,350
50	KEPCO Plant Service & Engineering Company Ltd.	2,803
124	Kia Motors Corporation	5,237
60	Korea Aerospace Industries Ltd.	3,421
118	Korea Electric Power Corporation	6,212
12	Korea Zinc Company Ltd.	5,052
48	KT&G Corporation	4,617
16	LG Chemical Ltd.	4,582
86	LG Corporation	5,151
6	LG Household & Health Care Ltd.	4,958
440	LG Uplus Corporation	4,252
6	Medy-Tox, Inc.	2,316
10	NAVER Corporation	5,570
20	NCSoft Corporation	4,433
12	NongShim Company Ltd.	4,197
4	Orion Corp/Republic of Korea	3,197
4	Ottogi Corporation	3,172
62	S-1 Corporation	4,793
168	Samsung Card Company Ltd.	5,531
6	Samsung Electronics Company Ltd.	6,884
18	Samsung Fire & Marine Insurance Company Ltd.	4,643
50	Samsung Life Insurance Company Ltd.	5,137
28	Samsung SDS Company Ltd.	4,285
168	Shinhan Financial Group Company Ltd.	5,950
160	SK Hynix, Inc.	3,938
30	SK Telecom Company Ltd.	5,470
798	Woori Bank	6,601
12	Yuhan Corporation	2,943
		249,233
Russian Federation - 1.6%
38	Magnit PJSC	5,967
46	MMC Norilsk Nickel PJSC	5,957
1,800	Mobile TeleSytems PJSC	6,433
5,020	Novolipetsk Steel	6,229
488,000	RusHydro PJSC	5,052
960	Tatneft PAO	5,158
2,340	Uralkali PJSC (a)	5,924
		40,720
South Africa - 5.3%
228	Aspen Pharmacare Holdings Ltd.	4,945
426	Barclays Africa Group Ltd.	4,316
120	Capitec Bank Holdings, Ltd.	4,658
510	Discovery Ltd.	4,197
1,268	FirstRand Ltd.	4,154
564	Investec Ltd.	4,199
2,618	Life Healthcare Group Holdings Ltd.	6,327
260	Mondi Ltd.	5,000
310	Mr Price Group Ltd.	3,726
304	MTN Group Ltd.	2,784
36	Naspers Ltd.	5,025
366	Nedbank Group Ltd.	4,815
2,298	Netcare Ltd.	5,619
562	Pioneer Food Group Ltd.	5,293
1,570	Rand Merchant Investment Holdings Ltd.	4,426
254	Remgro Ltd.	4,304
952	RMB Holdings Ltd.	3,950
890	Sanlam Ltd.	4,129
1,000	Sappi Ltd. (a)	4,428
136	Sasol Ltd.	4,067
380	Shoprite Holdings Ltd.	4,469
698	Sibanye Gold Ltd.	2,678
372	SPAR Group Ltd.	5,014
504	Standard Bank Group Ltd.	4,522
228	The Bidvest Group Ltd.	5,760
204	Tiger Brands Ltd.	4,494
598	Truworths International Ltd.	3,978
682	Vodacom Group Ltd.	7,416
716	Woolworths Holdings Ltd./South Africa	4,349
		133,042
Taiwan, Province of China - 12.1%
4,000	Advanced Semiconductor Engineering, Inc.	4,655
2,000	Advantech Company Ltd.	14,697
8,000	Asia Cement Corporation	7,308
6,000	Cathay Financial Holding Company Ltd.	7,187
12,000	Chang Hwa Commercial Bank Ltd.	6,152
4,000	Cheng Shin Rubber Industry Company Ltd.	8,041
16,000	China Airlines Ltd. (a)	5,717
22,000	China Development Financial Holding Corporation	5,879
10,000	China Steel Corporation	6,960
4,000	Chunghwa Telecom Company Ltd.	13,609
8,000	Compal Electronics, Inc.	5,021
12,000	CTBC Financial Holding Company Ltd.	6,339
8,000	E.Sun Financial Holdings Company Ltd.	4,474
6,000	Far Eastern New Century Corporation	4,903
6,000	Far EasTone Telecommunications Company Ltd.	13,441
24,000	First Financial Holding Company Company Ltd.	11,857
4,000	Formosa Chemicals & Fibre Corporation	9,968
2,000	Formosa Petrochemical Corporation	5,748
4,000	Formosa Plastics Corporation	9,918
2,000	Foxconn Technology Company Ltd.	4,487
4,000	Fubon Financial Holding Company Ltd.	5,096
4,000	Hon Hai Precision Industry Company Ltd.	10,539
16,000	Hua Nan Financial Holdings Company Ltd.	7,954
4,000	Inotera Memories Inc. (a)	3,623
6,000	Inventec Corporation	3,803
6,000	Lite-On Technology Corporation	7,327
8,000	Mega Financial Holding Company Ltd.	5,692
2,000	Nan Ya Plastics Corporation	4,201
4,000	Nanya Technology Corporation	4,965
2,000	Pegatron Corporation	4,667
4,000	Pou Chen Corporation	5,096
2,000	President Chain Store Corporation	14,572
2,000	Quanta Computer, Inc.	3,492
2,000	Standard Foods Corporation	4,959
8,000	Taiwan Cement Corporation	7,830
18,000	Taiwan Cooperative Financial Holding Company Ltd.	8,054
4,000	Taiwan Mobile Company Ltd.	12,988
2,000	Taiwan Semicon Manufacturing Company Ltd.	10,067
4,000	Uni-President Enterprises Corporation	7,022
14,000	United Microelectronics Corporation	5,785
2,000	Vanguard International Semiconductor Corporation	3,126
14,000	Yuanta Financial Holding Company Ltd.	5,003
2,000	Zhen Ding Technology Holding Ltd.	4,474
		306,696
Thailand - 5.3%
800	Advanced Info Service PCL	4,139
400	Airports of Thailand PCL	4,571
1,400	Bangkok Bank PCL	7,163
11,800	Bangkok Dusit Medical Services PCL	7,849
29,600	BTS Group Holdings PCL	7,530
600	Bumrungrad Hospital PCL	3,616
4,800	Central Pattana PCL	7,027
6,800	Charoen Pokphand Foods PCL	4,716
4,800	CP ALL PCL	6,242
2,000	Delta Electronics Thailand PCL	4,946
8,000	Energy Absolute PCL	5,071
2,000	Glow Energy PCL	5,230
26,000	Home Product Center PCL	6,097
5,600	Indorama Ventures PCL	3,629
2,400	Intouch Holdings PCL	4,349
33,400	IRPC PCL	4,795
1,200	Kasikornbank PCL	5,901
9,800	Krung Thai Bank PCL	5,209
4,000	Minor International PCL	4,207
2,000	PTT Global Chemical PCL	3,439
5,000	Ratchaburi Electricity Generating Holding PCL	7,213
400	Siam Cement PCL	5,298
1,200	Siam Commercial Bank PCL	4,810
7,800	Thai Union Group PCL	4,634
2,200	Total Access Communication PCL	2,580
15,400	True Corporation PCL	3,327
		133,588
Turkey - 4.4%
1,826	Akbank TAS	5,197
724	Arcelik AS	4,923
348	BIM Birlesik Magazalar AS	7,540
3,422	Enka Insaat ve Sanayi AS	5,926
3,902	Eregli Demir ve Celik Fabrikalari TAS	5,871
414	Ford Otomotiv Sanayi AS	5,457
1,710	Haci Omer Sabanci Holding AS	5,911
1,170	KOC Holding AS	5,942
770	TAV Havalimanlari Holding AS	4,594
614	Tofas Turk Otomobil Fabrikasi AS	4,981
194	Tupras Turkiye Petrol Rafinerileri AS	5,463
1,798	Turk Hava Yollari AO (a)	4,971
1,312	Turkcell Iletisim Hizmetleri AS	5,517
1,886	Turkiye Garanti Bankasi AS	5,515
1,304	Turkiye Halk Bankasi AS	4,845
3,204	Turkiye Is Bankasi	5,299
5,972	Turkiye Sise ve Cam Fabrikalari AS	7,757
3,146	Turkiye Vakiflar Bankasi TAO	5,259
670	Ulker Biskuvi Sanayi AS	4,969
3,598	Yapi ve Kredi Bankasi AS	5,299
		111,236
United Arab Emirates - 1.5%
1,744	Abu Dhabi Commercial Bank	3,181
4,814	Aldar Properties PJSC	3,604
4,510	DAMAC Properties Dubai Company PJSC	3,352
196	DP World Ltd.	3,683
2,652	Dubai Islamic Bank PJSC	4,282
4,740	Emaar Malls Group PJSC	3,717
2,472	Emaar Properties PJSC	4,051
1,062	Emirates Telecommunications Group Company PJSC	5,349
1,230	First Gulf Bank PJSC	3,935
1,666	National Bank of Abu Dhabi PJSC	3,964
		39,118
TOTAL COMMON STOCKS (Cost $2,491,022)		2,512,202

RIGHTS - 0.0% (c)
Taiwan, Province of China - 0.0% (c)
176	Fubon Financial Holding Company-Rights	–
TOTAL RIGHTS (Cost $0)		–

SHORT-TERM INVESTMENTS - 0.7%
Money Market Funds - 0.7%
17,215	Short-Term Investments Trust - Liquid Assets Portfolio - Institutional Class, 0.45% (d)	17,215
TOTAL SHORT-TERM INVESTMENTS - (Cost $17,215)		17,215
TOTAL INVESTMENTS - 99.7% (Cost $2,508,237)		2,529,417
Other Assets in Excess of Liabilities - 0.3%		7,637
NET ASSETS - 100.0%		$2,537,054

a)	Non-income producing security.
b)
Restricted securities as defined in Rule 144(a) and Regulation S under the Securities Act of 1933. Such securities are treated as liquid securities according to the Fund’s liquidity guidlelines. The value of those securities total $19,012.

c)	Less than 0.05%.
d)	Annualized seven-day yield as of March 31, 2016.

The cost basis of investments for federal income tax purposes at March 31, 2016 was as follows*:
Cost of investments	$2,508,237
Gross unrealized appreciation	54,858
Gross unrealized depreciation	(33,678)
Net unrealized appreciation	$21,180

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.

Summary of Fair Value Disclosure at March 31, 2016 (Unaudited)

In accordance with the authoritative guidance on fair value measurements and disclosure under Generally Accepted Accounting Principles ("GAAP"), the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under GAAP are described below:

Level 1 - quoted prices in active markets for identical securities
Level 2 - other signigicant observable inputs (including quoted prices for similar securities and identical securities in inactive markets, interest rates, amortized cost, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Funds' own assumptions in determing the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Funds' investements, used to value the Funds' assets and liabilities as of September 30, 2015:

Victory CEMP US 500 Volatility Wtd Index ETF
Description	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$32,940,312	$-	$-	$32,940,312
Short-Term Investments	29,203	-	-	29,203
Total Investments in Securities	$32,969,515	$-	$-	$32,969,515

Victory CEMP US Discovery Enhanced Volatility Wtd Index ETF
Description	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$7,165,608	$-	$-	$7,165,608
Short-Term Investments	20,750,320	-	-	20,750,320
Total Investments in Securities	$27,915,928	$-	$-	$27,915,928

Victory CEMP US 500 Enhanced Volatility Wtd Index ETF
Description	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$122,559,592	$-	$-	122,559,592
Short-Term Investments	122,154	-	-	122,154
Total Investments in Securities	$122,681,746	$-	$-	122,681,746
Other Financial Instruments (b)
Futures	$279	$-	$-	$279

Victory CEMP Developed Enhanced Volatility Wtd Index ETF
Description	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$8,390,682	$-	$570	$8,391,252
Short-Term Investments	24,596,331	-	-	24,596,331
Total Investments in Securities	$32,987,013	$-	$570	$32,987,583

Victory CEMP US EQ Income Enhanced Volatility Wtd Index ETF
Description	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$112,858,042	$-		112,858,042
Short-Term Investments	364,671	-	-	364,671
Total Investments in Securities	$113,222,713	$-		113,222,713
Other Financial Instruments (b)
Futures	$4,221	$-	$-	$4,221

Victory CEMP US Small Cap Volatility Wtd Index ETF
Description	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$10,050,103	$-	$-	$10,050,103
Short-Term Investments	16,577	-	-	16,577
Total Investments in Securities	$10,066,680	$-	$-	$10,066,680

Victory CEMP International Volatility Wtd Index ETF
Description	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$9,929,191	$-	$-	$9,929,191
Short-Term Investments	30,402	-	-	30,402
Total Investments in Securities	$9,959,593	$-	$-	$9,959,593

Victory CEMP US Large Cap High Div Volatility Wtd Index ETF
Description	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$32,952,161	$-	$-	$32,952,161
Short-Term Investments	85,989	-	-	85,989
Total Investments in Securities	$33,038,150	$-	$-	$33,038,150
Other Financial Instruments (b)
Futures	$546	$-	$-	$546

Victory CEMP US Small Cap High Div Volatility Wtd Index ETF
Description	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$12,135,710	$-	$-	$12,135,710
Short-Term Investments	51,963	-	-	51,963
Total Investments in Securities	$12,187,673	$-	$-	$12,187,673

Victory CEMP International High Div Volatility Wtd Index ETF
Description	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$16,179,724	$-	$-	$16,179,724
Total Investments in Securities	$16,179,724	$-	$-	$16,179,724
Other Financial Instruments (b)
Futures	$401	$-	$-	$401

Victory CEMP Emerging Market Volatility Wtd Index ETF
Description	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$2,512,202	$-	$-	$2,512,202
Rights	-	-	-	-
Short-Term Investments	17,215	-	-	17,215
Total Investments in Securities	$2,529,417	$-	$-	$2,529,417

a) Please refer to the Schedules of Investments for industry and/or country classifications.
b) Other financial instruments are derivative instruments not reflected in the Schedules of Investments, such as futures. These instruments are reflected at the unrealized appreciation (depreciation) on the instrument.

For the period ended March 31, 2016, there were no transfers into or out of Level 1, 2, or 3 during the current period presented. It is the Funds' policy to record transfers into or out of Fair Value Levels at the end of the period.

Item 2. Controls and Procedures.

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Victory Portfolios II

By (Signature and Title) /s/ Christopher K. Dyer
                                           Christopher K. Dyer, President (Principal Executive Officer)

Date  May 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Christopher K. Dyer
                                              Christopher K. Dyer, President (Principal Executive Officer)

Date  May 26, 2016

By (Signature and Title)* /s/ Christopher A. Ponte
                                              Christopher A. Ponte, Treasurer (Principal Financial Officer)

Date  May 26, 2016

* Print the name and title of each signing officer under his or her signature.